Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000011358
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class A
Trading Symbol	CCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,524	$9,999
11/30/14	$9,575	$10,070
12/31/14	$9,485	$10,080
1/31/15	$9,360	$10,291
2/28/15	$9,712	$10,194
3/31/15	$9,610	$10,242
4/30/15	$9,676	$10,205
5/31/15	$9,877	$10,180
6/30/15	$9,628	$10,069
7/31/15	$9,644	$10,139
8/31/15	$9,270	$10,125
9/30/15	$8,919	$10,193
10/31/15	$9,209	$10,195
11/30/15	$9,225	$10,168
12/31/15	$9,122	$10,135
1/31/16	$8,495	$10,275
2/29/16	$8,432	$10,348
3/31/16	$8,816	$10,443
4/30/16	$8,897	$10,483
5/31/16	$9,093	$10,485
6/30/16	$9,011	$10,674
7/31/16	$9,405	$10,741
8/31/16	$9,423	$10,729
9/30/16	$9,548	$10,723
10/31/16	$9,331	$10,641
11/30/16	$9,478	$10,389
12/31/16	$9,523	$10,404
1/31/17	$9,783	$10,424
2/28/17	$9,925	$10,494
3/31/17	$10,035	$10,489
4/30/17	$10,160	$10,570
5/31/17	$10,284	$10,651
6/30/17	$10,373	$10,640
7/31/17	$10,511	$10,686
8/31/17	$10,558	$10,782
9/30/17	$10,667	$10,730
10/31/17	$10,906	$10,737
11/30/17	$10,912	$10,723
12/31/17	$10,887	$10,772
1/31/18	$11,208	$10,648
2/28/18	$11,146	$10,547
3/31/18	$11,177	$10,615
4/30/18	$11,183	$10,536
5/31/18	$11,499	$10,611
6/30/18	$11,567	$10,598
7/31/18	$11,567	$10,600
8/31/18	$11,989	$10,669
9/30/18	$11,910	$10,600
10/31/18	$11,281	$10,516
11/30/18	$11,411	$10,579
12/31/18	$10,942	$10,773
1/31/19	$11,613	$10,888
2/28/19	$11,945	$10,881
3/31/19	$11,887	$11,090
4/30/19	$12,205	$11,093
5/31/19	$11,802	$11,290
6/30/19	$12,282	$11,432
7/31/19	$12,537	$11,457
8/31/19	$12,353	$11,754
9/30/19	$12,254	$11,691
10/31/19	$12,411	$11,727
11/30/19	$12,781	$11,721
12/31/19	$13,041	$11,712
1/31/20	$13,355	$11,938
2/29/20	$12,884	$12,153
3/31/20	$11,441	$12,081
4/30/20	$12,960	$12,296
5/31/20	$14,156	$12,353
6/30/20	$14,904	$12,431
7/31/20	$15,864	$12,617
8/31/20	$16,824	$12,515
9/30/20	$16,473	$12,508
10/31/20	$16,330	$12,452
11/30/20	$18,344	$12,574
12/31/20	$19,359	$12,592
1/31/21	$19,534	$12,501
2/28/21	$20,334	$12,321
3/31/21	$19,641	$12,167
4/30/21	$20,151	$12,263
5/31/21	$19,778	$12,303
6/30/21	$20,151	$12,390
7/31/21	$20,075	$12,528
8/31/21	$20,425	$12,504
9/30/21	$20,174	$12,396
10/31/21	$20,753	$12,393
11/30/21	$20,204	$12,429
12/31/21	$20,369	$12,397
1/31/22	$18,867	$12,130
2/28/22	$18,771	$11,995
3/31/22	$18,893	$11,662
4/30/22	$17,530	$11,219
5/31/22	$16,922	$11,292
6/30/22	$15,790	$11,114
7/31/22	$16,755	$11,386
8/31/22	$16,737	$11,064
9/30/22	$15,632	$10,586
10/31/22	$16,127	$10,449
11/30/22	$16,553	$10,833
12/31/22	$16,044	$10,785
1/31/23	$16,795	$11,116
2/28/23	$16,472	$10,829
3/31/23	$16,549	$11,104
4/30/23	$16,260	$11,171
5/31/23	$16,339	$11,050
6/30/23	$17,186	$11,010
7/31/23	$17,667	$11,003
8/31/23	$17,107	$10,932
9/30/23	$16,713	$10,654
10/31/23	$15,925	$10,486
11/30/23	$16,871	$10,961
12/31/23	$17,743	$11,381
1/31/24	$17,583	$11,349
2/29/24	$17,806	$11,189
3/31/24	$18,191	$11,292
4/30/24	$17,674	$11,007
5/31/24	$17,924	$11,194
6/30/24	$18,329	$11,300
7/31/24	$18,419	$11,564
8/31/24	$18,606	$11,730
9/30/24	$19,031	$11,887
10/31/24	$19,165	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	20.35	9.08	7.24
Class A with sales charge	17.63	8.59	6.72
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 871,208,892
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 6,255,523
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$871,208,892	91	54%	$6,255,523

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	36.3
Consumer Discretionary	16.0
Health Care	10.9
Industrials	9.2
Utilities	8.5
Financials	5.6
Communication Services	5.1
Consumer Staples	2.3
Real Estate	1.4
Energy	1.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Company, 6.000%, 10/15/27	3.2
Shift4 Payments, Inc., 0.000%, 12/15/25	3.1
ON Semiconductor Corp., 0.500%, 03/01/29	2.2
Royal Caribbean Cruises, Ltd., 6.000%, 08/15/25	2.2
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.1
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.0
Booking Holdings, Inc., 0.750%, 05/01/25	1.9
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
MicroStrategy, Inc., 0.625%, 03/15/30	1.8
Southern Company, 3.875%, 12/15/25	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011360
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class C
Trading Symbol	CCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$206	1.88%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$10,054	$10,070
12/31/14	$9,951	$10,080
1/31/15	$9,814	$10,291
2/28/15	$10,180	$10,194
3/31/15	$10,059	$10,242
4/30/15	$10,123	$10,205
5/31/15	$10,330	$10,180
6/30/15	$10,064	$10,069
7/31/15	$10,076	$10,139
8/31/15	$9,676	$10,125
9/30/15	$9,306	$10,193
10/31/15	$9,599	$10,195
11/30/15	$9,610	$10,168
12/31/15	$9,495	$10,135
1/31/16	$8,843	$10,275
2/29/16	$8,770	$10,348
3/31/16	$9,162	$10,443
4/30/16	$9,241	$10,483
5/31/16	$9,440	$10,485
6/30/16	$9,349	$10,674
7/31/16	$9,749	$10,741
8/31/16	$9,761	$10,729
9/30/16	$9,885	$10,723
10/31/16	$9,658	$10,641
11/30/16	$9,805	$10,389
12/31/16	$9,845	$10,404
1/31/17	$10,104	$10,424
2/28/17	$10,246	$10,494
3/31/17	$10,353	$10,489
4/30/17	$10,470	$10,570
5/31/17	$10,600	$10,651
6/30/17	$10,676	$10,640
7/31/17	$10,818	$10,686
8/31/17	$10,856	$10,782
9/30/17	$10,961	$10,730
10/31/17	$11,202	$10,737
11/30/17	$11,202	$10,723
12/31/17	$11,168	$10,772
1/31/18	$11,494	$10,648
2/28/18	$11,417	$10,547
3/31/18	$11,447	$10,615
4/30/18	$11,441	$10,536
5/31/18	$11,754	$10,611
6/30/18	$11,823	$10,598
7/31/18	$11,816	$10,600
8/31/18	$12,239	$10,669
9/30/18	$12,147	$10,600
10/31/18	$11,499	$10,516
11/30/18	$11,627	$10,579
12/31/18	$11,138	$10,773
1/31/19	$11,814	$10,888
2/28/19	$12,148	$10,881
3/31/19	$12,083	$11,090
4/30/19	$12,395	$11,093
5/31/19	$11,981	$11,290
6/30/19	$12,453	$11,432
7/31/19	$12,708	$11,457
8/31/19	$12,519	$11,754
9/30/19	$12,405	$11,691
10/31/19	$12,558	$11,727
11/30/19	$12,922	$11,721
12/31/19	$13,183	$11,712
1/31/20	$13,489	$11,938
2/29/20	$13,001	$12,153
3/31/20	$11,542	$12,081
4/30/20	$13,060	$12,296
5/31/20	$14,264	$12,353
6/30/20	$15,008	$12,431
7/31/20	$15,964	$12,617
8/31/20	$16,920	$12,515
9/30/20	$16,555	$12,508
10/31/20	$16,402	$12,452
11/30/20	$18,415	$12,574
12/31/20	$19,415	$12,592
1/31/21	$19,585	$12,501
2/28/21	$20,375	$12,321
3/31/21	$19,663	$12,167
4/30/21	$20,166	$12,263
5/31/21	$19,779	$12,303
6/30/21	$20,135	$12,390
7/31/21	$20,050	$12,528
8/31/21	$20,383	$12,504
9/30/21	$20,119	$12,396
10/31/21	$20,692	$12,393
11/30/21	$20,127	$12,429
12/31/21	$20,277	$12,397
1/31/22	$18,773	$12,130
2/28/22	$18,666	$11,995
3/31/22	$18,773	$11,662
4/30/22	$17,409	$11,219
5/31/22	$16,799	$11,292
6/30/22	$15,657	$11,114
7/31/22	$16,613	$11,386
8/31/22	$16,586	$11,064
9/30/22	$15,480	$10,586
10/31/22	$15,958	$10,449
11/30/22	$16,365	$10,833
12/31/22	$15,851	$10,785
1/31/23	$16,588	$11,116
2/28/23	$16,251	$10,829
3/31/23	$16,322	$11,104
4/30/23	$16,029	$11,171
5/31/23	$16,100	$11,050
6/30/23	$16,917	$11,010
7/31/23	$17,378	$11,003
8/31/23	$16,819	$10,932
9/30/23	$16,428	$10,654
10/31/23	$15,638	$10,486
11/30/23	$16,561	$10,961
12/31/23	$17,403	$11,381
1/31/24	$17,232	$11,349
2/29/24	$17,439	$11,189
3/31/24	$17,808	$11,292
4/30/24	$17,295	$11,007
5/31/24	$17,520	$11,194
6/30/24	$17,907	$11,300
7/31/24	$17,988	$11,564
8/31/24	$18,159	$11,730
9/30/24	$18,555	$11,887
10/31/24	$18,682	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	19.46	8.27	6.45
Class C with sales charge	18.46	8.27	6.45
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 871,208,892
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 6,255,523
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$871,208,892	91	54%	$6,255,523

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	36.3
Consumer Discretionary	16.0
Health Care	10.9
Industrials	9.2
Utilities	8.5
Financials	5.6
Communication Services	5.1
Consumer Staples	2.3
Real Estate	1.4
Energy	1.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Company, 6.000%, 10/15/27	3.2
Shift4 Payments, Inc., 0.000%, 12/15/25	3.1
ON Semiconductor Corp., 0.500%, 03/01/29	2.2
Royal Caribbean Cruises, Ltd., 6.000%, 08/15/25	2.2
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.1
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.0
Booking Holdings, Inc., 0.750%, 05/01/25	1.9
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
MicroStrategy, Inc., 0.625%, 03/15/30	1.8
Southern Company, 3.875%, 12/15/25	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011361
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class I
Trading Symbol	CICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$1,005,875	$1,007,097
12/31/14	$996,222	$1,008,039
1/31/15	$983,730	$1,029,175
2/28/15	$1,021,206	$1,019,500
3/31/15	$1,010,146	$1,024,232
4/30/15	$1,017,073	$1,020,558
5/31/15	$1,038,485	$1,018,099
6/30/15	$1,012,833	$1,006,997
7/31/15	$1,014,741	$1,013,998
8/31/15	$975,297	$1,012,540
9/30/15	$938,555	$1,019,389
10/31/15	$968,852	$1,019,563
11/30/15	$970,786	$1,016,867
12/31/15	$960,192	$1,013,583
1/31/16	$895,287	$1,027,528
2/29/16	$888,596	$1,034,819
3/31/16	$929,308	$1,044,310
4/30/16	$938,037	$1,048,321
5/31/16	$958,852	$1,048,590
6/30/16	$950,013	$1,067,431
7/31/16	$991,965	$1,074,180
8/31/16	$993,995	$1,072,953
9/30/16	$1,007,353	$1,072,321
10/31/16	$984,755	$1,064,120
11/30/16	$1,000,505	$1,038,951
12/31/16	$1,005,804	$1,040,415
1/31/17	$1,032,819	$1,042,457
2/28/17	$1,048,058	$1,049,464
3/31/17	$1,060,243	$1,048,911
4/30/17	$1,073,487	$1,057,008
5/31/17	$1,087,428	$1,065,141
6/30/17	$1,096,465	$1,064,072
7/31/17	$1,111,169	$1,068,652
8/31/17	$1,116,770	$1,078,233
9/30/17	$1,128,292	$1,073,100
10/31/17	$1,153,537	$1,073,722
11/30/17	$1,154,939	$1,072,342
12/31/17	$1,152,852	$1,077,264
1/31/18	$1,187,038	$1,064,857
2/28/18	$1,179,764	$1,054,765
3/31/18	$1,184,208	$1,061,530
4/30/18	$1,184,208	$1,053,633
5/31/18	$1,217,813	$1,061,150
6/30/18	$1,225,952	$1,059,845
7/31/18	$1,226,686	$1,060,098
8/31/18	$1,271,439	$1,066,920
9/30/18	$1,262,953	$1,060,050
10/31/18	$1,196,598	$1,051,675
11/30/18	$1,210,607	$1,057,950
12/31/18	$1,161,156	$1,077,385
1/31/19	$1,232,507	$1,088,830
2/28/19	$1,268,182	$1,088,198
3/31/19	$1,261,852	$1,109,092
4/30/19	$1,295,956	$1,109,376
5/31/19	$1,254,178	$1,129,070
6/30/19	$1,304,426	$1,143,247
7/31/19	$1,331,761	$1,145,763
8/31/19	$1,312,968	$1,175,454
9/30/19	$1,302,849	$1,169,194
10/31/19	$1,320,014	$1,172,716
11/30/19	$1,359,494	$1,172,116
12/31/19	$1,387,633	$1,171,300
1/31/20	$1,421,247	$1,193,842
2/29/20	$1,371,257	$1,215,330
3/31/20	$1,217,849	$1,208,176
4/30/20	$1,379,940	$1,229,655
5/31/20	$1,507,359	$1,235,377
6/30/20	$1,587,468	$1,243,163
7/31/20	$1,689,829	$1,261,730
8/31/20	$1,793,058	$1,251,543
9/30/20	$1,756,022	$1,250,859
10/31/20	$1,741,258	$1,245,274
11/30/20	$1,955,767	$1,257,492
12/31/20	$2,064,381	$1,259,224
1/31/21	$2,083,935	$1,250,196
2/28/21	$2,169,602	$1,232,145
3/31/21	$2,096,040	$1,216,757
4/30/21	$2,150,979	$1,226,370
5/31/21	$2,111,870	$1,230,376
6/30/21	$2,150,979	$1,239,020
7/31/21	$2,143,529	$1,252,875
8/31/21	$2,181,707	$1,250,490
9/30/21	$2,154,993	$1,239,662
10/31/21	$2,218,321	$1,239,320
11/30/21	$2,159,650	$1,242,989
12/31/21	$2,177,013	$1,239,809
1/31/22	$2,017,719	$1,213,098
2/28/22	$2,007,966	$1,199,564
3/31/22	$2,020,970	$1,166,236
4/30/22	$1,875,764	$1,121,979
5/31/22	$1,811,829	$1,129,212
6/30/22	$1,690,457	$1,111,498
7/31/22	$1,793,533	$1,138,656
8/31/22	$1,792,448	$1,106,486
9/30/22	$1,674,016	$1,058,676
10/31/22	$1,728,332	$1,044,963
11/30/22	$1,773,957	$1,083,392
12/31/22	$1,719,288	$1,078,507
1/31/23	$1,801,315	$1,111,687
2/28/23	$1,766,317	$1,082,945
3/31/23	$1,775,093	$1,110,450
4/30/23	$1,744,431	$1,117,183
5/31/23	$1,753,192	$1,105,018
6/30/23	$1,844,249	$1,101,075
7/31/23	$1,895,844	$1,100,311
8/31/23	$1,836,565	$1,093,284
9/30/23	$1,795,086	$1,065,499
10/31/23	$1,710,339	$1,048,685
11/30/23	$1,812,695	$1,096,174
12/31/23	$1,907,085	$1,138,135
1/31/24	$1,889,146	$1,135,008
2/29/24	$1,913,812	$1,118,973
3/31/24	$1,955,927	$1,129,307
4/30/24	$1,900,910	$1,100,780
5/31/24	$1,927,857	$1,119,442
6/30/24	$1,971,510	$1,130,044
7/31/24	$1,981,643	$1,156,439
8/31/24	$2,003,036	$1,173,053
9/30/24	$2,048,040	$1,188,762
10/31/24	$2,063,846	$1,159,282

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	20.67	9.35	7.51
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 871,208,892
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 6,255,523
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$871,208,892	91	54%	$6,255,523

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	36.3
Consumer Discretionary	16.0
Health Care	10.9
Industrials	9.2
Utilities	8.5
Financials	5.6
Communication Services	5.1
Consumer Staples	2.3
Real Estate	1.4
Energy	1.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Company, 6.000%, 10/15/27	3.2
Shift4 Payments, Inc., 0.000%, 12/15/25	3.1
ON Semiconductor Corp., 0.500%, 03/01/29	2.2
Royal Caribbean Cruises, Ltd., 6.000%, 08/15/25	2.2
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.1
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.0
Booking Holdings, Inc., 0.750%, 05/01/25	1.9
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
MicroStrategy, Inc., 0.625%, 03/15/30	1.8
Southern Company, 3.875%, 12/15/25	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000129591
Shareholder Report [Line Items]
Fund Name	Calamos Dividend Growth Fund
Class Name	Class A
Trading Symbol	CADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$158	1.35%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,523	$9,999
11/30/14	$9,541	$10,267
12/31/14	$9,398	$10,242
1/31/15	$9,307	$9,934
2/28/15	$9,652	$10,505
3/31/15	$9,470	$10,339
4/30/15	$9,606	$10,438
5/31/15	$9,733	$10,572
6/30/15	$9,452	$10,368
7/31/15	$9,661	$10,585
8/31/15	$9,053	$9,946
9/30/15	$8,845	$9,700
10/31/15	$9,543	$10,518
11/30/15	$9,534	$10,550
12/31/15	$9,394	$10,383
1/31/16	$8,909	$9,868
2/29/16	$8,862	$9,855
3/31/16	$9,427	$10,523
4/30/16	$9,446	$10,564
5/31/16	$9,586	$10,754
6/30/16	$9,567	$10,782
7/31/16	$9,876	$11,179
8/31/16	$9,876	$11,195
9/30/16	$9,872	$11,197
10/31/16	$9,750	$10,993
11/30/16	$10,079	$11,400
12/31/16	$10,284	$11,625
1/31/17	$10,462	$11,846
2/28/17	$10,867	$12,316
3/31/17	$10,870	$12,330
4/30/17	$11,030	$12,457
5/31/17	$11,190	$12,632
6/30/17	$11,218	$12,711
7/31/17	$11,473	$12,972
8/31/17	$11,501	$13,012
9/30/17	$11,707	$13,281
10/31/17	$12,009	$13,591
11/30/17	$12,310	$14,007
12/31/17	$12,436	$14,163
1/31/18	$13,121	$14,974
2/28/18	$12,661	$14,422
3/31/18	$12,322	$14,056
4/30/18	$12,373	$14,109
5/31/18	$12,659	$14,449
6/30/18	$12,660	$14,538
7/31/18	$13,162	$15,079
8/31/18	$13,530	$15,571
9/30/18	$13,583	$15,659
10/31/18	$12,641	$14,589
11/30/18	$12,938	$14,886
12/31/18	$11,817	$13,542
1/31/19	$12,695	$14,627
2/28/19	$13,102	$15,097
3/31/19	$13,354	$15,390
4/30/19	$13,890	$16,013
5/31/19	$13,033	$14,996
6/30/19	$13,922	$16,053
7/31/19	$14,115	$16,283
8/31/19	$13,890	$16,025
9/30/19	$14,096	$16,325
10/31/19	$14,364	$16,679
11/30/19	$14,848	$17,284
12/31/19	$15,289	$17,806
1/31/20	$15,253	$17,799
2/29/20	$13,991	$16,334
3/31/20	$12,272	$14,316
4/30/20	$13,870	$16,152
5/31/20	$14,568	$16,921
6/30/20	$14,820	$17,257
7/31/20	$15,566	$18,231
8/31/20	$16,805	$19,541
9/30/20	$16,143	$18,798
10/31/20	$15,686	$18,299
11/30/20	$17,466	$20,302
12/31/20	$18,166	$21,082
1/31/21	$17,840	$20,869
2/28/21	$18,531	$21,445
3/31/21	$19,236	$22,384
4/30/21	$20,266	$23,579
5/31/21	$20,448	$23,743
6/30/21	$20,827	$24,298
7/31/21	$21,257	$24,875
8/31/21	$21,870	$25,631
9/30/21	$20,853	$24,439
10/31/21	$22,339	$26,151
11/30/21	$22,118	$25,970
12/31/21	$23,107	$27,134
1/31/22	$22,017	$25,730
2/28/22	$21,338	$24,959
3/31/22	$21,961	$25,886
4/30/22	$20,106	$23,629
5/31/22	$20,134	$23,672
6/30/22	$18,520	$21,718
7/31/22	$20,021	$23,721
8/31/22	$19,270	$22,753
9/30/22	$17,529	$20,658
10/31/22	$18,987	$22,330
11/30/22	$19,992	$23,578
12/31/22	$18,901	$22,220
1/31/23	$19,953	$23,616
2/28/23	$19,427	$23,040
3/31/23	$20,124	$23,886
4/30/23	$20,564	$24,258
5/31/23	$20,607	$24,364
6/30/23	$21,929	$25,974
7/31/23	$22,511	$26,808
8/31/23	$22,113	$26,381
9/30/23	$21,033	$25,123
10/31/23	$20,621	$24,595
11/30/23	$22,426	$26,841
12/31/23	$23,299	$28,061
1/31/24	$23,758	$28,532
2/29/24	$25,019	$30,056
3/31/24	$25,761	$31,023
4/30/24	$24,767	$29,756
5/31/24	$25,938	$31,231
6/30/24	$26,843	$32,352
7/31/24	$26,873	$32,746
8/31/24	$27,481	$33,540
9/30/24	$28,000	$34,256
10/31/24	$27,777	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	34.70	14.10	11.30
Class A with sales charge	28.34	12.99	10.76
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,644,697
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 190,896
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,644,697	114	24%	$190,896

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	15.2
Consumer Discretionary	10.8
Health Care	9.7
Communication Services	8.4
Industrials	7.4
Consumer Staples	5.5
Utilities	3.6
Energy	3.4
Materials	2.7
Real Estate	1.3
Other	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.5
Alphabet, Inc. - Class C	3.8
Amazon.com, Inc.	3.7
Meta Platforms, Inc. - Class A	2.5
Broadcom, Inc.	2.3
JPMorgan Chase & Company	1.9
Eli Lilly & Company	1.8
Mastercard, Inc. - Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000129592
Shareholder Report [Line Items]
Fund Name	Calamos Dividend Growth Fund
Class Name	Class C
Trading Symbol	CCDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$245	2.10%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,000	$10,267
12/31/14	$9,841	$10,242
1/31/15	$9,746	$9,934
2/28/15	$10,108	$10,505
3/31/15	$9,908	$10,339
4/30/15	$10,041	$10,438
5/31/15	$10,175	$10,572
6/30/15	$9,870	$10,368
7/31/15	$10,080	$10,585
8/31/15	$9,450	$9,946
9/30/15	$9,221	$9,700
10/31/15	$9,937	$10,518
11/30/15	$9,917	$10,550
12/31/15	$9,775	$10,383
1/31/16	$9,265	$9,868
2/29/16	$9,207	$9,855
3/31/16	$9,783	$10,523
4/30/16	$9,803	$10,564
5/31/16	$9,940	$10,754
6/30/16	$9,925	$10,782
7/31/16	$10,229	$11,179
8/31/16	$10,229	$11,195
9/30/16	$10,216	$11,197
10/31/16	$10,078	$10,993
11/30/16	$10,412	$11,400
12/31/16	$10,621	$11,625
1/31/17	$10,798	$11,846
2/28/17	$11,211	$12,316
3/31/17	$11,201	$12,330
4/30/17	$11,358	$12,457
5/31/17	$11,516	$12,632
6/30/17	$11,544	$12,711
7/31/17	$11,800	$12,972
8/31/17	$11,820	$13,012
9/30/17	$12,026	$13,281
10/31/17	$12,322	$13,591
11/30/17	$12,627	$14,007
12/31/17	$12,744	$14,163
1/31/18	$13,448	$14,974
2/28/18	$12,958	$14,422
3/31/18	$12,606	$14,056
4/30/18	$12,659	$14,109
5/31/18	$12,936	$14,449
6/30/18	$12,936	$14,538
7/31/18	$13,426	$15,079
8/31/18	$13,799	$15,571
9/30/18	$13,853	$15,659
10/31/18	$12,883	$14,589
11/30/18	$13,171	$14,886
12/31/18	$12,024	$13,542
1/31/19	$12,913	$14,627
2/28/19	$13,313	$15,097
3/31/19	$13,557	$15,390
4/30/19	$14,102	$16,013
5/31/19	$13,224	$14,996
6/30/19	$14,113	$16,053
7/31/19	$14,291	$16,283
8/31/19	$14,057	$16,025
9/30/19	$14,257	$16,325
10/31/19	$14,524	$16,679
11/30/19	$15,002	$17,284
12/31/19	$15,439	$17,806
1/31/20	$15,389	$17,799
2/29/20	$14,110	$16,334
3/31/20	$12,371	$14,316
4/30/20	$13,973	$16,152
5/31/20	$14,669	$16,921
6/30/20	$14,917	$17,257
7/31/20	$15,650	$18,231
8/31/20	$16,880	$19,541
9/30/20	$16,209	$18,798
10/31/20	$15,737	$18,299
11/30/20	$17,513	$20,302
12/31/20	$18,200	$21,082
1/31/21	$17,876	$20,869
2/28/21	$18,565	$21,445
3/31/21	$19,239	$22,384
4/30/21	$20,264	$23,579
5/31/21	$20,426	$23,743
6/30/21	$20,804	$24,298
7/31/21	$21,222	$24,875
8/31/21	$21,803	$25,631
9/30/21	$20,777	$24,439
10/31/21	$22,248	$26,151
11/30/21	$22,018	$25,970
12/31/21	$22,988	$27,134
1/31/22	$21,886	$25,730
2/28/22	$21,210	$24,959
3/31/22	$21,798	$25,886
4/30/22	$19,960	$23,629
5/31/22	$19,960	$23,672
6/30/22	$18,343	$21,718
7/31/22	$19,828	$23,721
8/31/22	$19,078	$22,753
9/30/22	$17,344	$20,658
10/31/22	$18,770	$22,330
11/30/22	$19,740	$23,578
12/31/22	$18,662	$22,220
1/31/23	$19,693	$23,616
2/28/23	$19,162	$23,040
3/31/23	$19,825	$23,886
4/30/23	$20,252	$24,258
5/31/23	$20,282	$24,364
6/30/23	$21,563	$25,974
7/31/23	$22,123	$26,808
8/31/23	$21,725	$26,381
9/30/23	$20,650	$25,123
10/31/23	$20,238	$24,595
11/30/23	$21,990	$26,841
12/31/23	$22,826	$28,061
1/31/24	$23,256	$28,532
2/29/24	$24,487	$30,056
3/31/24	$25,194	$31,023
4/30/24	$24,195	$29,756
5/31/24	$25,333	$31,231
6/30/24	$26,209	$32,352
7/31/24	$26,225	$32,746
8/31/24	$26,794	$33,540
9/30/24	$27,286	$34,256
10/31/24	$27,055	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	33.69	13.25	10.47
Class C with sales charge	32.69	13.25	10.47
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,644,697
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 190,896
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,644,697	114	24%	$190,896

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	15.2
Consumer Discretionary	10.8
Health Care	9.7
Communication Services	8.4
Industrials	7.4
Consumer Staples	5.5
Utilities	3.6
Energy	3.4
Materials	2.7
Real Estate	1.3
Other	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.5
Alphabet, Inc. - Class C	3.8
Amazon.com, Inc.	3.7
Meta Platforms, Inc. - Class A	2.5
Broadcom, Inc.	2.3
JPMorgan Chase & Company	1.9
Eli Lilly & Company	1.8
Mastercard, Inc. - Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000129593
Shareholder Report [Line Items]
Fund Name	Calamos Dividend Growth Fund
Class Name	Class I
Trading Symbol	CIDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,001,854	$1,026,895
12/31/14	$986,583	$1,024,308
1/31/15	$978,013	$993,558
2/28/15	$1,014,200	$1,050,661
3/31/15	$996,106	$1,034,044
4/30/15	$1,009,439	$1,043,965
5/31/15	$1,023,723	$1,057,389
6/30/15	$994,202	$1,036,919
7/31/15	$1,016,105	$1,058,645
8/31/15	$953,253	$994,772
9/30/15	$931,350	$970,158
10/31/15	$1,004,677	$1,051,995
11/30/15	$1,003,725	$1,055,123
12/31/15	$989,302	$1,038,482
1/31/16	$938,266	$986,949
2/29/16	$934,341	$985,617
3/31/16	$993,402	$1,052,479
4/30/16	$995,371	$1,056,560
5/31/16	$1,010,139	$1,075,533
6/30/16	$1,008,778	$1,078,321
7/31/16	$1,042,339	$1,118,077
8/31/16	$1,042,339	$1,119,648
9/30/16	$1,041,607	$1,119,857
10/31/16	$1,028,736	$1,099,430
11/30/16	$1,063,390	$1,140,148
12/31/16	$1,086,585	$1,162,683
1/31/17	$1,104,463	$1,184,735
2/28/17	$1,148,165	$1,231,778
3/31/17	$1,148,160	$1,233,213
4/30/17	$1,166,054	$1,245,879
5/31/17	$1,182,953	$1,263,412
6/30/17	$1,186,603	$1,271,298
7/31/17	$1,213,526	$1,297,439
8/31/17	$1,216,517	$1,301,412
9/30/17	$1,239,119	$1,328,257
10/31/17	$1,270,097	$1,359,252
11/30/17	$1,303,074	$1,400,939
12/31/17	$1,316,211	$1,416,515
1/31/18	$1,389,875	$1,497,616
2/28/18	$1,341,127	$1,442,420
3/31/18	$1,304,838	$1,405,763
4/30/18	$1,311,346	$1,411,157
5/31/18	$1,341,716	$1,445,140
6/30/18	$1,342,630	$1,454,035
7/31/18	$1,394,771	$1,508,146
8/31/18	$1,434,963	$1,557,288
9/30/18	$1,441,427	$1,566,152
10/31/18	$1,341,343	$1,459,105
11/30/18	$1,372,892	$1,488,839
12/31/18	$1,254,819	$1,354,412
1/31/19	$1,348,191	$1,462,948
2/28/19	$1,391,460	$1,509,921
3/31/19	$1,417,761	$1,539,260
4/30/19	$1,475,885	$1,601,584
5/31/19	$1,384,710	$1,499,806
6/30/19	$1,479,056	$1,605,508
7/31/19	$1,499,598	$1,628,584
8/31/19	$1,476,773	$1,602,785
9/30/19	$1,498,395	$1,632,774
10/31/19	$1,528,134	$1,668,138
11/30/19	$1,579,606	$1,728,690
12/31/19	$1,626,373	$1,780,867
1/31/20	$1,622,531	$1,780,169
2/29/20	$1,489,348	$1,633,628
3/31/20	$1,305,667	$1,431,852
4/30/20	$1,477,364	$1,615,407
5/31/20	$1,551,681	$1,692,345
6/30/20	$1,579,479	$1,726,003
7/31/20	$1,659,030	$1,823,324
8/31/20	$1,791,188	$1,954,384
9/30/20	$1,720,235	$1,880,123
10/31/20	$1,672,736	$1,830,125
11/30/20	$1,862,732	$2,030,458
12/31/20	$1,937,840	$2,108,526
1/31/21	$1,904,429	$2,087,238
2/28/21	$1,978,212	$2,144,792
3/31/21	$2,053,386	$2,238,725
4/30/21	$2,163,364	$2,358,203
5/31/21	$2,182,854	$2,374,673
6/30/21	$2,224,618	$2,430,111
7/31/21	$2,271,950	$2,487,837
8/31/21	$2,335,988	$2,563,481
9/30/21	$2,227,402	$2,444,255
10/31/21	$2,387,497	$2,615,503
11/30/21	$2,365,223	$2,597,381
12/31/21	$2,471,241	$2,713,786
1/31/22	$2,354,645	$2,573,356
2/28/22	$2,283,475	$2,496,304
3/31/22	$2,348,588	$2,588,992
4/30/22	$2,151,736	$2,363,228
5/31/22	$2,154,765	$2,367,562
6/30/22	$1,982,141	$2,172,135
7/31/22	$2,144,165	$2,372,415
8/31/22	$2,063,910	$2,275,665
9/30/22	$1,877,659	$2,066,077
10/31/22	$2,035,140	$2,233,350
11/30/22	$2,142,651	$2,358,160
12/31/22	$2,027,198	$2,222,295
1/31/23	$2,139,735	$2,361,931
2/28/23	$2,083,467	$2,304,301
3/31/23	$2,157,985	$2,388,902
4/30/23	$2,205,129	$2,426,190
5/31/23	$2,211,212	$2,436,736
6/30/23	$2,354,165	$2,597,745
7/31/23	$2,416,517	$2,681,196
8/31/23	$2,373,935	$2,638,508
9/30/23	$2,259,877	$2,512,709
10/31/23	$2,215,774	$2,459,875
11/30/23	$2,408,913	$2,684,525
12/31/23	$2,503,721	$2,806,485
1/31/24	$2,552,939	$2,853,645
2/29/24	$2,689,476	$3,006,018
3/31/24	$2,770,446	$3,102,735
4/30/24	$2,662,486	$2,976,004
5/31/24	$2,789,498	$3,123,570
6/30/24	$2,887,932	$3,235,649
7/31/24	$2,892,695	$3,275,035
8/31/24	$2,957,789	$3,354,475
9/30/24	$3,014,944	$3,426,117
10/31/24	$2,992,717	$3,395,049

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	35.06	14.39	11.59
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,644,697
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 190,896
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,644,697	114	24%	$190,896

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	15.2
Consumer Discretionary	10.8
Health Care	9.7
Communication Services	8.4
Industrials	7.4
Consumer Staples	5.5
Utilities	3.6
Energy	3.4
Materials	2.7
Real Estate	1.3
Other	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.5
Alphabet, Inc. - Class C	3.8
Amazon.com, Inc.	3.7
Meta Platforms, Inc. - Class A	2.5
Broadcom, Inc.	2.3
JPMorgan Chase & Company	1.9
Eli Lilly & Company	1.8
Mastercard, Inc. - Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064541
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class A
Trading Symbol	CNWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$151	1.30%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/14	$9,528	$10,001
11/30/14	$9,521	$9,895
12/31/14	$9,137	$9,444
1/31/15	$9,208	$9,501
2/28/15	$9,414	$9,797
3/31/15	$9,414	$9,659
4/30/15	$9,877	$10,405
5/31/15	$9,677	$9,990
6/30/15	$9,471	$9,738
7/31/15	$9,001	$9,069
8/31/15	$8,311	$8,252
9/30/15	$8,119	$8,007
10/31/15	$8,617	$8,578
11/30/15	$8,567	$8,244
12/31/15	$8,346	$8,065
1/31/16	$7,841	$7,543
2/29/16	$7,670	$7,531
3/31/16	$8,289	$8,529
4/30/16	$8,325	$8,578
5/31/16	$8,282	$8,259
6/30/16	$8,389	$8,597
7/31/16	$8,660	$9,035
8/31/16	$8,717	$9,263
9/30/16	$8,824	$9,384
10/31/16	$8,624	$9,408
11/30/16	$8,054	$8,975
12/31/16	$7,955	$9,001
1/31/17	$8,396	$9,494
2/28/17	$8,539	$9,786
3/31/17	$8,816	$10,035
4/30/17	$9,066	$10,257
5/31/17	$9,244	$10,562
6/30/17	$9,358	$10,676
7/31/17	$9,977	$11,321
8/31/17	$10,291	$11,577
9/30/17	$10,312	$11,534
10/31/17	$10,561	$11,939
11/30/17	$10,632	$11,964
12/31/17	$10,862	$12,399
1/31/18	$11,660	$13,434
2/28/18	$11,197	$12,816
3/31/18	$11,176	$12,581
4/30/18	$10,848	$12,528
5/31/18	$10,528	$12,087
6/30/18	$10,129	$11,593
7/31/18	$10,157	$11,858
8/31/18	$9,858	$11,540
9/30/18	$9,801	$11,483
10/31/18	$8,932	$10,484
11/30/18	$9,188	$10,917
12/31/18	$8,911	$10,634
1/31/19	$9,587	$11,566
2/28/19	$9,680	$11,593
3/31/19	$9,865	$11,693
4/30/19	$10,043	$11,941
5/31/19	$9,530	$11,078
6/30/19	$10,150	$11,779
7/31/19	$10,036	$11,645
8/31/19	$9,780	$11,080
9/30/19	$9,723	$11,295
10/31/19	$10,057	$11,773
11/30/19	$10,114	$11,757
12/31/19	$10,733	$12,642
1/31/20	$10,496	$12,053
2/29/20	$10,266	$11,419
3/31/20	$8,961	$9,663
4/30/20	$10,015	$10,549
5/31/20	$10,582	$10,633
6/30/20	$11,701	$11,420
7/31/20	$13,179	$12,450
8/31/20	$13,832	$12,729
9/30/20	$13,660	$12,528
10/31/20	$14,062	$12,788
11/30/20	$15,166	$13,971
12/31/20	$16,521	$15,005
1/31/21	$17,202	$15,469
2/28/21	$17,311	$15,588
3/31/21	$16,469	$15,356
4/30/21	$16,806	$15,741
5/31/21	$17,026	$16,109
6/30/21	$17,150	$16,143
7/31/21	$16,140	$15,066
8/31/21	$16,784	$15,465
9/30/21	$16,074	$14,856
10/31/21	$16,294	$15,004
11/30/21	$15,400	$14,394
12/31/21	$15,367	$14,671
1/31/22	$15,037	$14,395
2/28/22	$14,559	$13,966
3/31/22	$14,397	$13,655
4/30/22	$13,398	$12,898
5/31/22	$13,207	$12,958
6/30/22	$12,310	$12,108
7/31/22	$11,972	$12,088
8/31/22	$11,943	$12,143
9/30/22	$10,980	$10,725
10/31/22	$10,664	$10,394
11/30/22	$11,957	$11,937
12/31/22	$11,589	$11,776
1/31/23	$12,669	$12,707
2/28/23	$11,715	$11,884
3/31/23	$12,159	$12,249
4/30/23	$11,744	$12,112
5/31/23	$11,367	$11,912
6/30/23	$11,848	$12,376
7/31/23	$12,529	$13,155
8/31/23	$11,996	$12,348
9/30/23	$11,478	$12,030
10/31/23	$11,004	$11,564
11/30/23	$11,959	$12,492
12/31/23	$12,328	$12,985
1/31/24	$12,210	$12,383
2/29/24	$12,900	$12,974
3/31/24	$13,137	$13,301
4/30/24	$13,085	$13,363
5/31/24	$13,776	$13,443
6/30/24	$14,681	$13,982
7/31/24	$14,213	$14,033
8/31/24	$14,043	$14,264
9/30/24	$14,867	$15,223
10/31/24	$14,555	$14,565

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	32.27	7.67	4.33
Class A with sales charge	26.00	6.64	3.82
MSCI Emerging Markets Gross Total Return Index	25.95	4.35	3.83

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 396,642,147
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 4,181,196
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$396,642,147	69	140%	$4,181,196

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	31.7
Information Technology	22.3
Financials	15.7
Industrials	10.0
Consumer Staples	5.9
Real Estate	3.5
Communication Services	3.4
Health Care	3.4
Materials	3.0
Energy	2.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	11.7
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.7
Trip.com Group, Ltd., 0.750%, 06/15/29	3.6
Tencent Holdings, Ltd.	3.1
NU Holdings Ltd. - Class A	3.0
JD.com, Inc., 0.250%, 06/01/29	2.6
Amber Enterprises India, Ltd.	2.4
Meritz Financial Group, Inc.	2.3
Hon Hai Precision Industry Company, Ltd., 0.000%, 08/05/26	2.3
Hanwha Aerospace Company, Ltd.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064543
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class C
Trading Symbol	CNWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$237	2.05%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/14	$10,000	$10,001
11/30/14	$9,985	$9,895
12/31/14	$9,569	$9,444
1/31/15	$9,647	$9,501
2/28/15	$9,855	$9,797
3/31/15	$9,847	$9,659
4/30/15	$10,326	$10,405
5/31/15	$10,110	$9,990
6/30/15	$9,886	$9,738
7/31/15	$9,392	$9,069
8/31/15	$8,666	$8,252
9/30/15	$8,465	$8,007
10/31/15	$8,975	$8,578
11/30/15	$8,913	$8,244
12/31/15	$8,681	$8,065
1/31/16	$8,148	$7,543
2/29/16	$7,971	$7,531
3/31/16	$8,604	$8,529
4/30/16	$8,635	$8,578
5/31/16	$8,588	$8,259
6/30/16	$8,689	$8,597
7/31/16	$8,967	$9,035
8/31/16	$9,021	$9,263
9/30/16	$9,129	$9,384
10/31/16	$8,921	$9,408
11/30/16	$8,318	$8,975
12/31/16	$8,210	$9,001
1/31/17	$8,666	$9,494
2/28/17	$8,805	$9,786
3/31/17	$9,090	$10,035
4/30/17	$9,338	$10,257
5/31/17	$9,515	$10,562
6/30/17	$9,623	$10,676
7/31/17	$10,249	$11,321
8/31/17	$10,573	$11,577
9/30/17	$10,581	$11,534
10/31/17	$10,836	$11,939
11/30/17	$10,905	$11,964
12/31/17	$11,129	$12,399
1/31/18	$11,940	$13,434
2/28/18	$11,454	$12,816
3/31/18	$11,431	$12,581
4/30/18	$11,091	$12,528
5/31/18	$10,759	$12,087
6/30/18	$10,342	$11,593
7/31/18	$10,357	$11,858
8/31/18	$10,056	$11,540
9/30/18	$9,994	$11,483
10/31/18	$9,098	$10,484
11/30/18	$9,353	$10,917
12/31/18	$9,060	$10,634
1/31/19	$9,747	$11,566
2/28/19	$9,832	$11,593
3/31/19	$10,017	$11,693
4/30/19	$10,187	$11,941
5/31/19	$9,662	$11,078
6/30/19	$10,288	$11,779
7/31/19	$10,164	$11,645
8/31/19	$9,901	$11,080
9/30/19	$9,832	$11,295
10/31/19	$10,164	$11,773
11/30/19	$10,218	$11,757
12/31/19	$10,836	$12,642
1/31/20	$10,589	$12,053
2/29/20	$10,349	$11,419
3/31/20	$9,029	$9,663
4/30/20	$10,079	$10,549
5/31/20	$10,651	$10,633
6/30/20	$11,770	$11,420
7/31/20	$13,246	$12,450
8/31/20	$13,894	$12,729
9/30/20	$13,709	$12,528
10/31/20	$14,103	$12,788
11/30/20	$15,200	$13,971
12/31/20	$16,549	$15,005
1/31/21	$17,220	$15,469
2/28/21	$17,323	$15,588
3/31/21	$16,470	$15,356
4/30/21	$16,794	$15,741
5/31/21	$17,007	$16,109
6/30/21	$17,118	$16,143
7/31/21	$16,099	$15,066
8/31/21	$16,731	$15,465
9/30/21	$16,012	$14,856
10/31/21	$16,225	$15,004
11/30/21	$15,325	$14,394
12/31/21	$15,278	$14,671
1/31/22	$14,946	$14,395
2/28/22	$14,457	$13,966
3/31/22	$14,291	$13,655
4/30/22	$13,296	$12,898
5/31/22	$13,091	$12,958
6/30/22	$12,199	$12,108
7/31/22	$11,851	$12,088
8/31/22	$11,812	$12,143
9/30/22	$10,856	$10,725
10/31/22	$10,541	$10,394
11/30/22	$11,812	$11,937
12/31/22	$11,441	$11,776
1/31/23	$12,499	$12,707
2/28/23	$11,543	$11,884
3/31/23	$11,978	$12,249
4/30/23	$11,567	$12,112
5/31/23	$11,180	$11,912
6/30/23	$11,646	$12,376
7/31/23	$12,317	$13,155
8/31/23	$11,780	$12,348
9/30/23	$11,267	$12,030
10/31/23	$10,793	$11,564
11/30/23	$11,725	$12,492
12/31/23	$12,080	$12,985
1/31/24	$11,954	$12,383
2/29/24	$12,617	$12,974
3/31/24	$12,846	$13,301
4/30/24	$12,783	$13,363
5/31/24	$13,446	$13,443
6/30/24	$14,331	$13,982
7/31/24	$13,865	$14,033
8/31/24	$13,691	$14,264
9/30/24	$14,481	$15,223
10/31/24	$14,165	$14,565

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	31.24	6.86	3.54
Class C with sales charge	30.24	6.86	3.54
MSCI Emerging Markets Gross Total Return Index	25.95	4.35	3.83

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 396,642,147
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 4,181,196
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$396,642,147	69	140%	$4,181,196

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	31.7
Information Technology	22.3
Financials	15.7
Industrials	10.0
Consumer Staples	5.9
Real Estate	3.5
Communication Services	3.4
Health Care	3.4
Materials	3.0
Energy	2.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	11.7
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.7
Trip.com Group, Ltd., 0.750%, 06/15/29	3.6
Tencent Holdings, Ltd.	3.1
NU Holdings Ltd. - Class A	3.0
JD.com, Inc., 0.250%, 06/01/29	2.6
Amber Enterprises India, Ltd.	2.4
Meritz Financial Group, Inc.	2.3
Hon Hai Precision Industry Company, Ltd., 0.000%, 08/05/26	2.3
Hanwha Aerospace Company, Ltd.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064544
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class I
Trading Symbol	CNWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$122	1.05%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$999,277	$989,483
12/31/14	$959,313	$944,348
1/31/15	$967,494	$950,085
2/28/15	$989,059	$979,620
3/31/15	$989,059	$965,883
4/30/15	$1,037,397	$1,040,420
5/31/15	$1,017,318	$998,953
6/30/15	$995,752	$973,774
7/31/15	$946,671	$906,867
8/31/15	$874,537	$825,162
9/30/15	$854,458	$800,632
10/31/15	$906,514	$857,799
11/30/15	$901,308	$824,395
12/31/15	$878,613	$806,488
1/31/16	$825,613	$754,213
2/29/16	$807,697	$753,058
3/31/16	$872,641	$852,897
4/30/16	$877,120	$857,705
5/31/16	$872,641	$825,879
6/30/16	$883,839	$859,697
7/31/16	$912,952	$903,455
8/31/16	$918,924	$926,210
9/30/16	$930,867	$938,393
10/31/16	$909,966	$940,714
11/30/16	$849,500	$897,467
12/31/16	$839,050	$900,073
1/31/17	$886,825	$949,372
2/28/17	$901,754	$978,504
3/31/17	$931,614	$1,003,451
4/30/17	$956,994	$1,025,631
5/31/17	$976,403	$1,056,163
6/30/17	$988,347	$1,067,511
7/31/17	$1,054,037	$1,132,004
8/31/17	$1,088,376	$1,157,679
9/30/17	$1,089,869	$1,153,337
10/31/17	$1,116,742	$1,193,841
11/30/17	$1,124,954	$1,196,304
12/31/17	$1,149,268	$1,239,866
1/31/18	$1,233,983	$1,343,299
2/28/18	$1,185,253	$1,281,536
3/31/18	$1,183,004	$1,258,039
4/30/18	$1,148,518	$1,252,709
5/31/18	$1,115,532	$1,208,616
6/30/18	$1,073,550	$1,159,208
7/31/18	$1,075,799	$1,185,694
8/31/18	$1,045,062	$1,153,981
9/30/18	$1,039,064	$1,148,239
10/31/18	$946,853	$1,048,341
11/30/18	$974,591	$1,091,623
12/31/18	$945,354	$1,063,361
1/31/19	$1,017,323	$1,156,548
2/28/19	$1,027,069	$1,159,252
3/31/19	$1,047,311	$1,169,208
4/30/19	$1,066,053	$1,194,043
5/31/19	$1,012,076	$1,107,779
6/30/19	$1,078,048	$1,177,818
7/31/19	$1,066,053	$1,164,390
8/31/19	$1,039,064	$1,107,951
9/30/19	$1,033,067	$1,129,467
10/31/19	$1,069,052	$1,177,213
11/30/19	$1,075,799	$1,175,669
12/31/19	$1,141,583	$1,264,155
1/31/20	$1,116,585	$1,205,277
2/29/20	$1,092,344	$1,141,788
3/31/20	$953,718	$966,212
4/30/20	$1,065,831	$1,054,880
5/31/20	$1,127,190	$1,063,209
6/30/20	$1,246,121	$1,141,911
7/31/20	$1,403,685	$1,244,975
8/31/20	$1,473,377	$1,272,803
9/30/20	$1,455,196	$1,252,684
10/31/20	$1,498,375	$1,278,689
11/30/20	$1,615,790	$1,397,029
12/31/20	$1,760,834	$1,500,393
1/31/21	$1,833,525	$1,546,782
2/28/21	$1,846,672	$1,558,700
3/31/21	$1,756,967	$1,535,543
4/30/21	$1,792,540	$1,573,981
5/31/21	$1,817,286	$1,610,847
6/30/21	$1,830,432	$1,614,166
7/31/21	$1,723,715	$1,506,480
8/31/21	$1,791,766	$1,546,389
9/30/21	$1,716,755	$1,485,476
10/31/21	$1,740,728	$1,500,349
11/30/21	$1,645,610	$1,439,328
12/31/21	$1,641,965	$1,467,033
1/31/22	$1,607,709	$1,439,372
2/28/22	$1,556,325	$1,396,523
3/31/22	$1,539,197	$1,365,464
4/30/22	$1,433,314	$1,289,717
5/31/22	$1,413,071	$1,295,715
6/30/22	$1,317,309	$1,210,686
7/31/22	$1,280,718	$1,208,724
8/31/22	$1,278,382	$1,214,221
9/30/22	$1,175,613	$1,072,482
10/31/22	$1,142,135	$1,039,324
11/30/22	$1,280,718	$1,193,635
12/31/22	$1,241,965	$1,177,503
1/31/23	$1,357,515	$1,270,591
2/28/23	$1,255,328	$1,188,300
3/31/23	$1,303,277	$1,224,802
4/30/23	$1,259,258	$1,211,153
5/31/23	$1,219,169	$1,191,161
6/30/23	$1,270,263	$1,237,516
7/31/23	$1,344,152	$1,315,397
8/31/23	$1,287,556	$1,234,748
9/30/23	$1,231,746	$1,202,957
10/31/23	$1,181,439	$1,156,346
11/30/23	$1,284,412	$1,249,085
12/31/23	$1,323,815	$1,298,375
1/31/24	$1,311,960	$1,238,205
2/29/24	$1,385,461	$1,297,328
3/31/24	$1,411,542	$1,330,034
4/30/24	$1,406,800	$1,336,268
5/31/24	$1,481,092	$1,344,209
6/30/24	$1,579,093	$1,398,081
7/31/24	$1,529,302	$1,403,219
8/31/24	$1,511,124	$1,426,342
9/30/24	$1,599,642	$1,522,189
10/31/24	$1,566,448	$1,456,379

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	32.59	7.94	4.59
MSCI Emerging Markets Gross Total Return Index	25.95	4.35	3.83

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 396,642,147
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 4,181,196
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$396,642,147	69	140%	$4,181,196

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	31.7
Information Technology	22.3
Financials	15.7
Industrials	10.0
Consumer Staples	5.9
Real Estate	3.5
Communication Services	3.4
Health Care	3.4
Materials	3.0
Energy	2.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	11.7
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.7
Trip.com Group, Ltd., 0.750%, 06/15/29	3.6
Tencent Holdings, Ltd.	3.1
NU Holdings Ltd. - Class A	3.0
JD.com, Inc., 0.250%, 06/01/29	2.6
Amber Enterprises India, Ltd.	2.4
Meritz Financial Group, Inc.	2.3
Hon Hai Precision Industry Company, Ltd., 0.000%, 08/05/26	2.3
Hanwha Aerospace Company, Ltd.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150496
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class A
Trading Symbol	CAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$148	1.35%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
12/31/14	$9,524	$9,999
1/31/15	$9,514	$10,209
2/28/15	$9,857	$10,113
3/31/15	$9,838	$10,160
4/30/15	$9,914	$10,124
5/31/15	$9,924	$10,099
6/30/15	$9,728	$9,989
7/31/15	$9,651	$10,059
8/31/15	$9,403	$10,044
9/30/15	$9,169	$10,112
10/31/15	$9,524	$10,114
11/30/15	$9,457	$10,087
12/31/15	$9,383	$10,054
1/31/16	$8,901	$10,193
2/29/16	$8,853	$10,265
3/31/16	$9,305	$10,359
4/30/16	$9,392	$10,399
5/31/16	$9,469	$10,402
6/30/16	$9,354	$10,589
7/31/16	$9,703	$10,656
8/31/16	$9,762	$10,643
9/30/16	$9,849	$10,637
10/31/16	$9,645	$10,556
11/30/16	$9,654	$10,306
12/31/16	$9,719	$10,321
1/31/17	$9,935	$10,341
2/28/17	$10,004	$10,410
3/31/17	$10,123	$10,405
4/30/17	$10,339	$10,485
5/31/17	$10,575	$10,566
6/30/17	$10,593	$10,555
7/31/17	$10,760	$10,601
8/31/17	$10,800	$10,696
9/30/17	$10,930	$10,645
10/31/17	$11,078	$10,651
11/30/17	$11,137	$10,637
12/31/17	$11,090	$10,686
1/31/18	$11,425	$10,563
2/28/18	$11,313	$10,463
3/31/18	$11,284	$10,530
4/30/18	$11,314	$10,452
5/31/18	$11,396	$10,526
6/30/18	$11,371	$10,513
7/31/18	$11,371	$10,516
8/31/18	$11,555	$10,584
9/30/18	$11,498	$10,515
10/31/18	$11,068	$10,432
11/30/18	$11,109	$10,495
12/31/18	$10,759	$10,687
1/31/19	$11,274	$10,801
2/28/19	$11,521	$10,795
3/31/19	$11,453	$11,002
4/30/19	$11,711	$11,005
5/31/19	$11,357	$11,200
6/30/19	$11,732	$11,341
7/31/19	$11,840	$11,366
8/31/19	$11,807	$11,660
9/30/19	$11,749	$11,598
10/31/19	$11,943	$11,633
11/30/19	$12,115	$11,627
12/31/19	$12,361	$11,619
1/31/20	$12,657	$11,843
2/29/20	$12,459	$12,056
3/31/20	$11,375	$11,985
4/30/20	$12,416	$12,198
5/31/20	$13,018	$12,255
6/30/20	$13,593	$12,332
7/31/20	$14,196	$12,516
8/31/20	$14,998	$12,415
9/30/20	$14,756	$12,408
10/31/20	$14,800	$12,353
11/30/20	$16,217	$12,474
12/31/20	$17,075	$12,491
1/31/21	$17,158	$12,402
2/28/21	$17,774	$12,223
3/31/21	$17,153	$12,070
4/30/21	$17,449	$12,165
5/31/21	$17,260	$12,205
6/30/21	$17,580	$12,291
7/31/21	$17,426	$12,428
8/31/21	$17,698	$12,404
9/30/21	$17,319	$12,297
10/31/21	$17,591	$12,294
11/30/21	$17,082	$12,330
12/31/21	$16,996	$12,299
1/31/22	$16,032	$12,034
2/28/22	$15,774	$11,899
3/31/22	$15,692	$11,569
4/30/22	$14,619	$11,130
5/31/22	$14,116	$11,201
6/30/22	$13,192	$11,026
7/31/22	$13,695	$11,295
8/31/22	$13,614	$10,976
9/30/22	$12,839	$10,502
10/31/22	$13,016	$10,366
11/30/22	$13,423	$10,747
12/31/22	$13,219	$10,698
1/31/23	$14,048	$11,028
2/28/23	$13,736	$10,742
3/31/23	$13,885	$11,015
4/30/23	$13,777	$11,082
5/31/23	$13,804	$10,961
6/30/23	$14,395	$10,922
7/31/23	$14,816	$10,915
8/31/23	$14,463	$10,845
9/30/23	$14,210	$10,569
10/31/23	$13,638	$10,403
11/30/23	$14,346	$10,874
12/31/23	$14,959	$11,290
1/31/24	$14,919	$11,259
2/29/24	$15,246	$11,100
3/31/24	$15,627	$11,202
4/30/24	$15,164	$10,919
5/31/24	$15,409	$11,105
6/30/24	$15,491	$11,210
7/31/24	$15,818	$11,472
8/31/24	$15,981	$11,636
9/30/24	$16,526	$11,792
10/31/24	$16,349	$11,500

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class A without sales charge	19.88	6.48	5.65
Class A with sales charge	17.19	5.99	5.13
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 127,805,713
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,062,873
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$127,805,713	111	40%	$1,062,873

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	28.1
Information Technology	27.7
Health Care	8.9
Industrials	7.9
Financials	6.2
Energy	4.2
Utilities	3.7
Materials	3.4
Consumer Staples	2.1
Communication Services	2.0
Real Estate	0.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.6
JD.com, Inc., 0.250%, 06/01/29	3.4
Boeing Company, 6.000%, 10/15/27	3.2
U.S. Treasury Note, 1.750%, 03/15/25	2.8
Trip.com Group, Ltd., 0.750%, 06/15/29	2.3
NCL Corp., Ltd., 1.125%, 02/15/27	2.2
MakeMyTrip, Ltd., 0.000%, 02/15/28	2.2
Eni SpA, 2.950%, 09/14/30	2.0
Apollo Global Management, Inc., 6.750%, 07/31/26	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150497
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class C
Trading Symbol	CCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$230	2.10%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$9,999
1/31/15	$9,980	$10,209
2/28/15	$10,340	$10,113
3/31/15	$10,310	$10,160
4/30/15	$10,390	$10,124
5/31/15	$10,390	$10,099
6/30/15	$10,178	$9,989
7/31/15	$10,098	$10,059
8/31/15	$9,827	$10,044
9/30/15	$9,576	$10,112
10/31/15	$9,948	$10,114
11/30/15	$9,867	$10,087
12/31/15	$9,780	$10,054
1/31/16	$9,276	$10,193
2/29/16	$9,216	$10,265
3/31/16	$9,681	$10,359
4/30/16	$9,762	$10,399
5/31/16	$9,843	$10,402
6/30/16	$9,724	$10,589
7/31/16	$10,078	$10,656
8/31/16	$10,119	$10,643
9/30/16	$10,210	$10,637
10/31/16	$9,997	$10,556
11/30/16	$9,997	$10,306
12/31/16	$10,055	$10,321
1/31/17	$10,279	$10,341
2/28/17	$10,341	$10,410
3/31/17	$10,453	$10,405
4/30/17	$10,667	$10,485
5/31/17	$10,912	$10,566
6/30/17	$10,921	$10,555
7/31/17	$11,085	$10,601
8/31/17	$11,115	$10,696
9/30/17	$11,248	$10,645
10/31/17	$11,392	$10,651
11/30/17	$11,443	$10,637
12/31/17	$11,392	$10,686
1/31/18	$11,730	$10,563
2/28/18	$11,603	$10,463
3/31/18	$11,565	$10,530
4/30/18	$11,596	$10,452
5/31/18	$11,670	$10,526
6/30/18	$11,639	$10,513
7/31/18	$11,628	$10,516
8/31/18	$11,807	$10,584
9/30/18	$11,737	$10,515
10/31/18	$11,304	$10,432
11/30/18	$11,336	$10,495
12/31/18	$10,963	$10,687
1/31/19	$11,493	$10,801
2/28/19	$11,726	$10,795
3/31/19	$11,659	$11,002
4/30/19	$11,913	$11,005
5/31/19	$11,538	$11,200
6/30/19	$11,913	$11,341
7/31/19	$12,013	$11,366
8/31/19	$11,980	$11,660
9/30/19	$11,908	$11,598
10/31/19	$12,096	$11,633
11/30/19	$12,262	$11,627
12/31/19	$12,503	$11,619
1/31/20	$12,795	$11,843
2/29/20	$12,593	$12,056
3/31/20	$11,492	$11,985
4/30/20	$12,526	$12,198
5/31/20	$13,132	$12,255
6/30/20	$13,698	$12,332
7/31/20	$14,305	$12,516
8/31/20	$15,103	$12,415
9/30/20	$14,844	$12,408
10/31/20	$14,889	$12,353
11/30/20	$16,294	$12,474
12/31/20	$17,149	$12,491
1/31/21	$17,222	$12,402
2/28/21	$17,829	$12,223
3/31/21	$17,197	$12,070
4/30/21	$17,489	$12,165
5/31/21	$17,282	$12,205
6/30/21	$17,598	$12,291
7/31/21	$17,428	$12,428
8/31/21	$17,683	$12,404
9/30/21	$17,295	$12,297
10/31/21	$17,562	$12,294
11/30/21	$17,040	$12,330
12/31/21	$16,945	$12,299
1/31/22	$15,967	$12,034
2/28/22	$15,715	$11,899
3/31/22	$15,617	$11,569
4/30/22	$14,542	$11,130
5/31/22	$14,039	$11,201
6/30/22	$13,103	$11,026
7/31/22	$13,592	$11,295
8/31/22	$13,494	$10,976
9/30/22	$12,726	$10,502
10/31/22	$12,894	$10,366
11/30/22	$13,285	$10,747
12/31/22	$13,075	$10,698
1/31/23	$13,885	$11,028
2/28/23	$13,578	$10,742
3/31/23	$13,718	$11,015
4/30/23	$13,606	$11,082
5/31/23	$13,606	$10,961
6/30/23	$14,193	$10,922
7/31/23	$14,598	$10,915
8/31/23	$14,235	$10,845
9/30/23	$13,969	$10,569
10/31/23	$13,410	$10,403
11/30/23	$14,109	$10,874
12/31/23	$14,682	$11,290
1/31/24	$14,640	$11,259
2/29/24	$14,961	$11,100
3/31/24	$15,310	$11,202
4/30/24	$14,849	$10,919
5/31/24	$15,087	$11,105
6/30/24	$15,157	$11,210
7/31/24	$15,464	$11,472
8/31/24	$15,617	$11,636
9/30/24	$16,134	$11,792
10/31/24	$15,953	$11,500

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class C without sales charge	18.96	5.69	4.86
Class C with sales charge	17.96	5.69	4.86
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 127,805,713
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,062,873
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$127,805,713	111	40%	$1,062,873

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	28.1
Information Technology	27.7
Health Care	8.9
Industrials	7.9
Financials	6.2
Energy	4.2
Utilities	3.7
Materials	3.4
Consumer Staples	2.1
Communication Services	2.0
Real Estate	0.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.6
JD.com, Inc., 0.250%, 06/01/29	3.4
Boeing Company, 6.000%, 10/15/27	3.2
U.S. Treasury Note, 1.750%, 03/15/25	2.8
Trip.com Group, Ltd., 0.750%, 06/15/29	2.3
NCL Corp., Ltd., 1.125%, 02/15/27	2.2
MakeMyTrip, Ltd., 0.000%, 02/15/28	2.2
Eni SpA, 2.950%, 09/14/30	2.0
Apollo Global Management, Inc., 6.750%, 07/31/26	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150498
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class I
Trading Symbol	CXGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
12/31/14	$1,000,000	$1,000,001
1/31/15	$999,000	$1,020,968
2/28/15	$1,036,000	$1,011,370
3/31/15	$1,033,000	$1,016,064
4/30/15	$1,043,000	$1,012,419
5/31/15	$1,044,000	$1,009,980
6/30/15	$1,022,776	$998,967
7/31/15	$1,015,764	$1,005,912
8/31/15	$989,718	$1,004,466
9/30/15	$964,625	$1,011,260
10/31/15	$1,002,928	$1,011,432
11/30/15	$995,872	$1,008,758
12/31/15	$988,547	$1,005,500
1/31/16	$937,904	$1,019,334
2/29/16	$932,839	$1,026,566
3/31/16	$979,866	$1,035,982
4/30/16	$990,041	$1,039,962
5/31/16	$998,181	$1,040,228
6/30/16	$986,693	$1,058,919
7/31/16	$1,023,426	$1,065,613
8/31/16	$1,029,548	$1,064,397
9/30/16	$1,039,484	$1,063,770
10/31/16	$1,018,940	$1,055,634
11/30/16	$1,018,940	$1,030,666
12/31/16	$1,025,321	$1,032,118
1/31/17	$1,049,142	$1,034,144
2/28/17	$1,057,427	$1,041,095
3/31/17	$1,069,551	$1,040,547
4/30/17	$1,092,351	$1,048,578
5/31/17	$1,117,225	$1,056,647
6/30/17	$1,119,683	$1,055,587
7/31/17	$1,138,414	$1,060,130
8/31/17	$1,141,536	$1,069,635
9/30/17	$1,155,922	$1,064,543
10/31/17	$1,171,556	$1,065,159
11/30/17	$1,178,852	$1,063,791
12/31/17	$1,173,467	$1,068,674
1/31/18	$1,208,994	$1,056,365
2/28/18	$1,198,228	$1,046,354
3/31/18	$1,194,716	$1,053,064
4/30/18	$1,199,033	$1,045,231
5/31/18	$1,207,667	$1,052,688
6/30/18	$1,204,634	$1,051,393
7/31/18	$1,204,634	$1,051,644
8/31/18	$1,225,180	$1,058,412
9/30/18	$1,218,908	$1,051,597
10/31/18	$1,174,407	$1,043,288
11/30/18	$1,178,748	$1,049,513
12/31/18	$1,141,445	$1,068,794
1/31/19	$1,197,209	$1,080,147
2/28/19	$1,223,384	$1,079,520
3/31/19	$1,215,790	$1,100,248
4/30/19	$1,244,276	$1,100,530
5/31/19	$1,206,675	$1,120,066
6/30/19	$1,246,238	$1,134,130
7/31/19	$1,257,650	$1,136,626
8/31/19	$1,255,368	$1,166,080
9/30/19	$1,248,765	$1,159,871
10/31/19	$1,269,387	$1,163,364
11/30/19	$1,287,718	$1,162,769
12/31/19	$1,314,722	$1,161,960
1/31/20	$1,346,192	$1,184,321
2/29/20	$1,326,377	$1,205,639
3/31/20	$1,210,671	$1,198,542
4/30/20	$1,321,474	$1,219,849
5/31/20	$1,386,790	$1,225,525
6/30/20	$1,447,524	$1,233,249
7/31/20	$1,513,002	$1,251,668
8/31/20	$1,598,356	$1,241,563
9/30/20	$1,572,804	$1,240,884
10/31/20	$1,578,650	$1,235,343
11/30/20	$1,729,499	$1,247,464
12/31/20	$1,821,511	$1,249,182
1/31/21	$1,830,347	$1,240,226
2/28/21	$1,895,987	$1,222,319
3/31/21	$1,830,859	$1,207,054
4/30/21	$1,862,448	$1,216,590
5/31/21	$1,843,495	$1,220,564
6/30/21	$1,877,610	$1,229,139
7/31/21	$1,861,184	$1,242,884
8/31/21	$1,890,246	$1,240,518
9/30/21	$1,849,637	$1,229,776
10/31/21	$1,879,980	$1,229,437
11/30/21	$1,825,616	$1,233,077
12/31/21	$1,817,375	$1,229,922
1/31/22	$1,714,231	$1,203,425
2/28/22	$1,688,081	$1,189,998
3/31/22	$1,679,365	$1,156,936
4/30/22	$1,564,599	$1,113,032
5/31/22	$1,512,300	$1,120,207
6/30/22	$1,412,061	$1,102,634
7/31/22	$1,465,813	$1,129,576
8/31/22	$1,457,096	$1,097,663
9/30/22	$1,374,290	$1,050,234
10/31/22	$1,394,628	$1,036,630
11/30/22	$1,438,211	$1,074,753
12/31/22	$1,416,419	$1,069,906
1/31/23	$1,505,036	$1,102,822
2/28/23	$1,473,076	$1,074,309
3/31/23	$1,489,056	$1,101,595
4/30/23	$1,478,887	$1,108,274
5/31/23	$1,480,340	$1,096,206
6/30/23	$1,544,452	$1,092,294
7/31/23	$1,591,033	$1,091,537
8/31/23	$1,553,186	$1,084,565
9/30/23	$1,525,690	$1,057,002
10/31/23	$1,464,429	$1,040,322
11/30/23	$1,541,734	$1,087,432
12/31/23	$1,607,371	$1,129,059
1/31/24	$1,602,995	$1,125,957
2/29/24	$1,639,460	$1,110,050
3/31/24	$1,678,842	$1,120,301
4/30/24	$1,629,250	$1,092,002
5/31/24	$1,658,422	$1,110,515
6/30/24	$1,667,174	$1,121,032
7/31/24	$1,702,180	$1,147,217
8/31/24	$1,719,683	$1,163,699
9/30/24	$1,779,485	$1,179,282
10/31/24	$1,760,524	$1,150,037

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class I	20.22	6.76	5.92
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 127,805,713
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,062,873
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$127,805,713	111	40%	$1,062,873

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	28.1
Information Technology	27.7
Health Care	8.9
Industrials	7.9
Financials	6.2
Energy	4.2
Utilities	3.7
Materials	3.4
Consumer Staples	2.1
Communication Services	2.0
Real Estate	0.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.6
JD.com, Inc., 0.250%, 06/01/29	3.4
Boeing Company, 6.000%, 10/15/27	3.2
U.S. Treasury Note, 1.750%, 03/15/25	2.8
Trip.com Group, Ltd., 0.750%, 06/15/29	2.3
NCL Corp., Ltd., 1.125%, 02/15/27	2.2
MakeMyTrip, Ltd., 0.000%, 02/15/28	2.2
Eni SpA, 2.950%, 09/14/30	2.0
Apollo Global Management, Inc., 6.750%, 07/31/26	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043702
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class A
Trading Symbol	CAGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$171	1.39%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$9,526	$10,000
11/30/14	$9,660	$10,171
12/31/14	$9,379	$9,979
1/31/15	$9,371	$9,826
2/28/15	$10,041	$10,377
3/31/15	$10,003	$10,223
4/30/15	$10,185	$10,524
5/31/15	$10,086	$10,519
6/30/15	$10,018	$10,276
7/31/15	$10,162	$10,369
8/31/15	$9,508	$9,662
9/30/15	$9,219	$9,316
10/31/15	$10,033	$10,050
11/30/15	$10,071	$9,971
12/31/15	$9,847	$9,796
1/31/16	$9,148	$9,207
2/29/16	$8,791	$9,149
3/31/16	$9,435	$9,833
4/30/16	$9,373	$9,984
5/31/16	$9,614	$10,005
6/30/16	$9,420	$9,950
7/31/16	$10,002	$10,382
8/31/16	$9,955	$10,422
9/30/16	$10,204	$10,490
10/31/16	$9,886	$10,315
11/30/16	$9,715	$10,398
12/31/16	$9,746	$10,627
1/31/17	$10,136	$10,920
2/28/17	$10,388	$11,231
3/31/17	$10,607	$11,376
4/30/17	$10,908	$11,558
5/31/17	$11,200	$11,824
6/30/17	$11,298	$11,883
7/31/17	$11,785	$12,219
8/31/17	$12,004	$12,272
9/30/17	$12,256	$12,513
10/31/17	$12,695	$12,776
11/30/17	$12,906	$13,029
12/31/17	$13,100	$13,244
1/31/18	$14,017	$13,994
2/28/18	$13,456	$13,411
3/31/18	$13,243	$13,132
4/30/18	$13,127	$13,265
5/31/18	$13,358	$13,293
6/30/18	$13,082	$13,226
7/31/18	$13,251	$13,630
8/31/18	$13,643	$13,743
9/30/18	$13,572	$13,808
10/31/18	$12,112	$12,777
11/30/18	$12,050	$12,969
12/31/18	$11,073	$12,061
1/31/19	$12,141	$13,017
2/28/19	$12,439	$13,371
3/31/19	$12,806	$13,548
4/30/19	$13,345	$14,012
5/31/19	$12,646	$13,193
6/30/19	$13,426	$14,063
7/31/19	$13,449	$14,109
8/31/19	$13,265	$13,781
9/30/19	$13,047	$14,077
10/31/19	$13,357	$14,466
11/30/19	$13,908	$14,825
12/31/19	$14,294	$15,354
1/31/20	$14,306	$15,188
2/29/20	$13,577	$13,967
3/31/20	$11,821	$12,090
4/30/20	$13,416	$13,391
5/31/20	$14,677	$13,982
6/30/20	$15,543	$14,434
7/31/20	$16,829	$15,204
8/31/20	$17,954	$16,140
9/30/20	$17,620	$15,625
10/31/20	$17,373	$15,249
11/30/20	$19,413	$17,135
12/31/20	$20,577	$17,936
1/31/21	$20,682	$17,859
2/28/21	$21,607	$18,278
3/31/21	$21,356	$18,776
4/30/21	$22,334	$19,605
5/31/21	$22,519	$19,921
6/30/21	$22,797	$20,190
7/31/21	$22,955	$20,335
8/31/21	$23,933	$20,850
9/30/21	$22,942	$19,998
10/31/21	$24,303	$21,023
11/30/21	$23,656	$20,523
12/31/21	$23,961	$21,351
1/31/22	$21,752	$20,306
2/28/22	$21,095	$19,788
3/31/22	$21,423	$20,228
4/30/22	$19,199	$18,617
5/31/22	$19,169	$18,652
6/30/22	$17,497	$17,087
7/31/22	$18,706	$18,286
8/31/22	$17,766	$17,620
9/30/22	$16,153	$15,941
10/31/22	$17,168	$16,907
11/30/22	$18,378	$18,226
12/31/22	$17,334	$17,516
1/31/23	$18,643	$18,776
2/28/23	$18,020	$18,245
3/31/23	$18,784	$18,820
4/30/23	$19,064	$19,099
5/31/23	$19,189	$18,908
6/30/23	$20,202	$20,014
7/31/23	$20,763	$20,753
8/31/23	$20,436	$20,181
9/30/23	$19,267	$19,354
10/31/23	$18,830	$18,776
11/30/23	$20,763	$20,518
12/31/23	$21,543	$21,511
1/31/24	$22,525	$21,642
2/29/24	$24,473	$22,579
3/31/24	$25,642	$23,288
4/30/24	$24,879	$22,541
5/31/24	$26,734	$23,471
6/30/24	$27,731	$24,002
7/31/24	$27,123	$24,396
8/31/24	$27,871	$25,024
9/30/24	$28,012	$25,615
10/31/24	$27,404	$25,048

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	45.53	15.46	11.15
Class A with sales charge	38.64	14.34	10.61
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 133,580,281
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,199,907
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Material Fund Change Strategies [Text Block]

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043704
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class C
Trading Symbol	CCGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$261	2.14%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$10,000	$10,000
11/30/14	$10,133	$10,171
12/31/14	$9,839	$9,979
1/31/15	$9,822	$9,826
2/28/15	$10,522	$10,377
3/31/15	$10,472	$10,223
4/30/15	$10,657	$10,524
5/31/15	$10,548	$10,519
6/30/15	$10,463	$10,276
7/31/15	$10,607	$10,369
8/31/15	$9,923	$9,662
9/30/15	$9,620	$9,316
10/31/15	$10,455	$10,050
11/30/15	$10,489	$9,971
12/31/15	$10,248	$9,796
1/31/16	$9,515	$9,207
2/29/16	$9,136	$9,149
3/31/16	$9,800	$9,833
4/30/16	$9,731	$9,984
5/31/16	$9,972	$10,005
6/30/16	$9,765	$9,950
7/31/16	$10,360	$10,382
8/31/16	$10,308	$10,422
9/30/16	$10,558	$10,490
10/31/16	$10,222	$10,315
11/30/16	$10,041	$10,398
12/31/16	$10,067	$10,627
1/31/17	$10,466	$10,920
2/28/17	$10,710	$11,231
3/31/17	$10,936	$11,376
4/30/17	$11,244	$11,558
5/31/17	$11,534	$11,824
6/30/17	$11,624	$11,883
7/31/17	$12,122	$12,219
8/31/17	$12,340	$12,272
9/30/17	$12,584	$12,513
10/31/17	$13,037	$12,776
11/30/17	$13,245	$13,029
12/31/17	$13,425	$13,244
1/31/18	$14,365	$13,994
2/28/18	$13,785	$13,411
3/31/18	$13,545	$13,132
4/30/18	$13,435	$13,265
5/31/18	$13,655	$13,293
6/30/18	$13,365	$13,226
7/31/18	$13,535	$13,630
8/31/18	$13,915	$13,743
9/30/18	$13,835	$13,808
10/31/18	$12,344	$12,777
11/30/18	$12,274	$12,969
12/31/18	$11,266	$12,061
1/31/19	$12,356	$13,017
2/28/19	$12,636	$13,371
3/31/19	$13,008	$13,548
4/30/19	$13,553	$14,012
5/31/19	$12,822	$13,193
6/30/19	$13,620	$14,063
7/31/19	$13,620	$14,109
8/31/19	$13,434	$13,781
9/30/19	$13,207	$14,077
10/31/19	$13,500	$14,466
11/30/19	$14,059	$14,825
12/31/19	$14,440	$15,354
1/31/20	$14,440	$15,188
2/29/20	$13,700	$13,967
3/31/20	$11,917	$12,090
4/30/20	$13,526	$13,391
5/31/20	$14,773	$13,982
6/30/20	$15,643	$14,434
7/31/20	$16,933	$15,204
8/31/20	$18,035	$16,140
9/30/20	$17,702	$15,625
10/31/20	$17,441	$15,249
11/30/20	$19,470	$17,135
12/31/20	$20,631	$17,936
1/31/21	$20,725	$17,859
2/28/21	$21,650	$18,278
3/31/21	$21,352	$18,776
4/30/21	$22,324	$19,605
5/31/21	$22,496	$19,921
6/30/21	$22,763	$20,190
7/31/21	$22,904	$20,335
8/31/21	$23,876	$20,850
9/30/21	$22,873	$19,998
10/31/21	$24,221	$21,023
11/30/21	$23,547	$20,523
12/31/21	$23,847	$21,351
1/31/22	$21,613	$20,306
2/28/22	$20,959	$19,788
3/31/22	$21,286	$20,228
4/30/22	$19,052	$18,617
5/31/22	$19,016	$18,652
6/30/22	$17,345	$17,087
7/31/22	$18,525	$18,286
8/31/22	$17,581	$17,620
9/30/22	$15,983	$15,941
10/31/22	$16,963	$16,907
11/30/22	$18,162	$18,226
12/31/22	$17,109	$17,516
1/31/23	$18,393	$18,776
2/28/23	$17,780	$18,245
3/31/23	$18,508	$18,820
4/30/23	$18,776	$19,099
5/31/23	$18,891	$18,908
6/30/23	$19,868	$20,014
7/31/23	$20,405	$20,753
8/31/23	$20,079	$20,181
9/30/23	$18,910	$19,354
10/31/23	$18,489	$18,776
11/30/23	$20,366	$20,518
12/31/23	$21,095	$21,511
1/31/24	$22,053	$21,642
2/29/24	$23,949	$22,579
3/31/24	$25,080	$23,288
4/30/24	$24,313	$22,541
5/31/24	$26,114	$23,471
6/30/24	$27,072	$24,002
7/31/24	$26,459	$24,396
8/31/24	$27,187	$25,024
9/30/24	$27,302	$25,615
10/31/24	$26,689	$25,048

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	44.35	14.60	10.31
Class C with sales charge	43.35	14.60	10.31
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 133,580,281
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,199,907
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Material Fund Change Strategies [Text Block]

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043705
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class I
Trading Symbol	CIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$140	1.14%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,014,548	$1,017,160
12/31/14	$985,350	$997,959
1/31/15	$985,350	$982,580
2/28/15	$1,055,619	$1,037,726
3/31/15	$1,051,671	$1,022,269
4/30/15	$1,071,410	$1,052,430
5/31/15	$1,061,146	$1,051,871
6/30/15	$1,054,040	$1,027,573
7/31/15	$1,069,041	$1,036,868
8/31/15	$1,000,351	$966,212
9/30/15	$970,348	$931,645
10/31/15	$1,056,409	$1,005,005
11/30/15	$1,060,356	$997,153
12/31/15	$1,037,062	$979,590
1/31/16	$963,791	$920,738
2/29/16	$925,948	$914,927
3/31/16	$994,388	$983,360
4/30/16	$987,946	$998,453
5/31/16	$1,013,712	$1,000,559
6/30/16	$992,777	$995,021
7/31/16	$1,054,775	$1,038,207
8/31/16	$1,050,750	$1,042,198
9/30/16	$1,076,515	$1,049,050
10/31/16	$1,042,698	$1,031,486
11/30/16	$1,025,789	$1,039,832
12/31/16	$1,029,060	$1,062,713
1/31/17	$1,070,323	$1,091,989
2/28/17	$1,097,271	$1,123,112
3/31/17	$1,120,850	$1,137,607
4/30/17	$1,152,850	$1,155,859
5/31/17	$1,184,008	$1,182,405
6/30/17	$1,194,114	$1,188,268
7/31/17	$1,246,325	$1,221,913
8/31/17	$1,269,904	$1,227,191
9/30/17	$1,296,009	$1,251,358
10/31/17	$1,343,167	$1,277,632
11/30/17	$1,365,904	$1,302,943
12/31/17	$1,386,719	$1,324,393
1/31/18	$1,483,531	$1,399,391
2/28/18	$1,424,522	$1,341,151
3/31/18	$1,402,393	$1,313,252
4/30/18	$1,391,329	$1,326,538
5/31/18	$1,416,224	$1,329,333
6/30/18	$1,385,797	$1,322,664
7/31/18	$1,405,159	$1,362,978
8/31/18	$1,446,650	$1,374,301
9/30/18	$1,439,274	$1,380,840
10/31/18	$1,284,375	$1,277,671
11/30/18	$1,278,843	$1,296,963
12/31/18	$1,175,052	$1,206,131
1/31/19	$1,288,424	$1,301,747
2/28/19	$1,320,310	$1,337,147
3/31/19	$1,359,281	$1,354,801
4/30/19	$1,417,148	$1,401,263
5/31/19	$1,342,748	$1,319,310
6/30/19	$1,426,596	$1,406,307
7/31/19	$1,428,958	$1,410,923
8/31/19	$1,410,063	$1,378,084
9/30/19	$1,386,443	$1,407,724
10/31/19	$1,419,510	$1,446,608
11/30/19	$1,478,558	$1,482,541
12/31/19	$1,520,646	$1,535,373
1/31/20	$1,521,915	$1,518,798
2/29/20	$1,444,487	$1,396,713
3/31/20	$1,259,166	$1,208,991
4/30/20	$1,427,986	$1,339,123
5/31/20	$1,562,534	$1,398,169
6/30/20	$1,655,194	$1,443,449
7/31/20	$1,792,281	$1,520,371
8/31/20	$1,912,866	$1,613,998
9/30/20	$1,878,595	$1,562,557
10/31/20	$1,851,939	$1,524,960
11/30/20	$2,068,993	$1,713,489
12/31/20	$2,193,433	$1,793,674
1/31/21	$2,205,611	$1,785,952
2/28/21	$2,305,743	$1,827,851
3/31/21	$2,278,680	$1,877,642
4/30/21	$2,382,872	$1,960,518
5/31/21	$2,403,169	$1,992,083
6/30/21	$2,432,938	$2,018,980
7/31/21	$2,451,881	$2,033,488
8/31/21	$2,556,073	$2,085,008
9/30/21	$2,451,881	$1,999,779
10/31/21	$2,598,020	$2,102,363
11/30/21	$2,527,657	$2,052,377
12/31/21	$2,561,647	$2,135,124
1/31/22	$2,324,485	$2,030,667
2/28/22	$2,256,073	$1,978,835
3/31/22	$2,292,560	$2,022,854
4/30/22	$2,053,878	$1,861,704
5/31/22	$2,050,837	$1,865,201
6/30/22	$1,872,966	$1,708,744
7/31/22	$2,002,189	$1,828,670
8/31/22	$1,901,852	$1,762,057
9/30/22	$1,730,062	$1,594,121
10/31/22	$1,839,521	$1,690,725
11/30/22	$1,968,743	$1,822,638
12/31/22	$1,858,020	$1,751,644
1/31/23	$1,999,236	$1,877,642
2/28/23	$1,932,595	$1,824,484
3/31/23	$2,015,103	$1,881,997
4/30/23	$2,045,250	$1,909,947
5/31/23	$2,057,944	$1,890,850
6/30/23	$2,167,426	$2,001,469
7/31/23	$2,227,720	$2,075,336
8/31/23	$2,194,399	$2,018,174
9/30/23	$2,069,051	$1,935,428
10/31/23	$2,023,036	$1,877,668
11/30/23	$2,230,893	$2,051,870
12/31/23	$2,314,004	$2,151,153
1/31/24	$2,420,413	$2,164,218
2/29/24	$2,630,055	$2,257,897
3/31/24	$2,757,111	$2,328,800
4/30/24	$2,674,525	$2,254,153
5/31/24	$2,874,638	$2,347,130
6/30/24	$2,982,635	$2,400,249
7/31/24	$2,917,519	$2,439,627
8/31/24	$3,000,105	$2,502,418
9/30/24	$3,014,399	$2,561,490
10/31/24	$2,949,283	$2,504,849

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	45.79	15.75	11.42
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 133,580,281
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,199,907
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Material Fund Change Strategies [Text Block]

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220409
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class R6
Trading Symbol	CGEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$132	1.07%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Gross Total Return Index
6/23/20	$10,000	$10,000
6/30/20	$9,886	$9,848
7/31/20	$10,705	$10,372
8/31/20	$11,425	$11,011
9/30/20	$11,221	$10,660
10/31/20	$11,061	$10,404
11/30/20	$12,365	$11,690
12/31/20	$13,109	$12,237
1/31/21	$13,174	$12,184
2/28/21	$13,772	$12,470
3/31/21	$13,610	$12,810
4/30/21	$14,241	$13,375
5/31/21	$14,362	$13,590
6/30/21	$14,540	$13,774
7/31/21	$14,645	$13,873
8/31/21	$15,275	$14,224
9/30/21	$14,653	$13,643
10/31/21	$15,526	$14,343
11/30/21	$15,114	$14,002
12/31/21	$15,318	$14,566
1/31/22	$13,901	$13,854
2/28/22	$13,492	$13,500
3/31/22	$13,701	$13,800
4/30/22	$12,285	$12,701
5/31/22	$12,267	$12,725
6/30/22	$11,204	$11,657
7/31/22	$11,967	$12,476
8/31/22	$11,368	$12,021
9/30/22	$10,342	$10,875
10/31/22	$10,996	$11,534
11/30/22	$11,776	$12,434
12/31/22	$11,104	$11,950
1/31/23	$11,948	$12,810
2/28/23	$11,549	$12,447
3/31/23	$12,052	$12,839
4/30/23	$12,232	$13,030
5/31/23	$12,308	$12,900
6/30/23	$12,962	$13,654
7/31/23	$13,323	$14,158
8/31/23	$13,124	$13,768
9/30/23	$12,374	$13,204
10/31/23	$12,099	$12,810
11/30/23	$13,342	$13,998
12/31/23	$13,844	$14,676
1/31/24	$14,470	$14,765
2/29/24	$15,733	$15,404
3/31/24	$16,493	$15,888
4/30/24	$16,008	$15,378
5/31/24	$17,205	$16,013
6/30/24	$17,841	$16,375
7/31/24	$17,461	$16,644
8/31/24	$17,955	$17,072
9/30/24	$18,040	$17,475
10/31/24	$17,651	$17,089

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/23/20
Class R6	45.88	13.93
MSCI ACWI Gross Total Return Index	33.41	13.09

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 133,580,281
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,199,907
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Material Fund Change Strategies [Text Block]

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011374
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class A
Trading Symbol	CVLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$144	1.22%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$9,525	$10,000
11/30/14	$9,655	$10,171
12/31/14	$9,480	$9,979
1/31/15	$9,413	$9,826
2/28/15	$9,875	$10,377
3/31/15	$9,807	$10,223
4/30/15	$9,976	$10,524
5/31/15	$9,908	$10,519
6/30/15	$9,762	$10,276
7/31/15	$9,796	$10,369
8/31/15	$9,357	$9,662
9/30/15	$9,143	$9,316
10/31/15	$9,717	$10,050
11/30/15	$9,694	$9,971
12/31/15	$9,545	$9,796
1/31/16	$9,032	$9,207
2/29/16	$8,861	$9,149
3/31/16	$9,351	$9,833
4/30/16	$9,408	$9,984
5/31/16	$9,500	$10,005
6/30/16	$9,443	$9,950
7/31/16	$9,785	$10,382
8/31/16	$9,751	$10,422
9/30/16	$9,865	$10,490
10/31/16	$9,659	$10,315
11/30/16	$9,523	$10,398
12/31/16	$9,610	$10,627
1/31/17	$9,828	$10,920
2/28/17	$9,988	$11,231
3/31/17	$10,103	$11,376
4/30/17	$10,333	$11,558
5/31/17	$10,471	$11,824
6/30/17	$10,536	$11,883
7/31/17	$10,835	$12,219
8/31/17	$10,881	$12,272
9/30/17	$11,007	$12,513
10/31/17	$11,317	$12,776
11/30/17	$11,478	$13,029
12/31/17	$11,537	$13,244
1/31/18	$12,219	$13,994
2/28/18	$11,793	$13,411
3/31/18	$11,609	$13,132
4/30/18	$11,585	$13,265
5/31/18	$11,682	$13,293
6/30/18	$11,563	$13,226
7/31/18	$11,673	$13,630
8/31/18	$11,856	$13,743
9/30/18	$11,795	$13,808
10/31/18	$10,988	$12,777
11/30/18	$11,061	$12,969
12/31/18	$10,406	$12,061
1/31/19	$11,078	$13,017
2/28/19	$11,270	$13,371
3/31/19	$11,398	$13,548
4/30/19	$11,783	$14,012
5/31/19	$11,316	$13,193
6/30/19	$11,817	$14,063
7/31/19	$11,830	$14,109
8/31/19	$11,679	$13,781
9/30/19	$11,556	$14,077
10/31/19	$11,721	$14,466
11/30/19	$12,038	$14,825
12/31/19	$12,308	$15,354
1/31/20	$12,294	$15,188
2/29/20	$11,626	$13,967
3/31/20	$10,250	$12,090
4/30/20	$11,418	$13,391
5/31/20	$12,113	$13,982
6/30/20	$12,761	$14,434
7/31/20	$13,568	$15,204
8/31/20	$14,583	$16,140
9/30/20	$14,293	$15,625
10/31/20	$13,958	$15,249
11/30/20	$15,449	$17,135
12/31/20	$16,217	$17,936
1/31/21	$16,350	$17,859
2/28/21	$16,955	$18,278
3/31/21	$16,821	$18,776
4/30/21	$17,486	$19,605
5/31/21	$17,590	$19,921
6/30/21	$17,607	$20,190
7/31/21	$17,784	$20,335
8/31/21	$18,391	$20,850
9/30/21	$17,697	$19,998
10/31/21	$18,821	$21,023
11/30/21	$18,451	$20,523
12/31/21	$18,776	$21,351
1/31/22	$17,556	$20,306
2/28/22	$17,165	$19,788
3/31/22	$17,352	$20,228
4/30/22	$15,850	$18,617
5/31/22	$15,803	$18,652
6/30/22	$14,567	$17,087
7/31/22	$15,412	$18,286
8/31/22	$14,739	$17,620
9/30/22	$13,628	$15,941
10/31/22	$14,317	$16,907
11/30/22	$15,240	$18,226
12/31/22	$14,614	$17,516
1/31/23	$15,475	$18,776
2/28/23	$14,990	$18,245
3/31/23	$15,506	$18,820
4/30/23	$15,553	$19,099
5/31/23	$15,443	$18,908
6/30/23	$16,054	$20,014
7/31/23	$16,367	$20,753
8/31/23	$16,116	$20,181
9/30/23	$15,358	$19,354
10/31/23	$15,028	$18,776
11/30/23	$16,112	$20,518
12/31/23	$16,643	$21,511
1/31/24	$17,179	$21,642
2/29/24	$18,297	$22,579
3/31/24	$19,012	$23,288
4/30/24	$18,555	$22,541
5/31/24	$19,547	$23,471
6/30/24	$20,195	$24,002
7/31/24	$20,005	$24,396
8/31/24	$20,573	$25,024
9/30/24	$20,732	$25,615
10/31/24	$20,495	$25,048

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	36.38	11.83	7.96
Class A with sales charge	29.87	10.75	7.44
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 279,401,506
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,440,783
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$279,401,506	83	87%	$2,440,783

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.4
Consumer Discretionary	12.3
Industrials	11.2
Health Care	6.8
Financials	6.7
Communication Services	6.1
Consumer Staples	5.8
Utilities	4.8
Energy	4.1
Materials	3.4
Real Estate	0.6
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.4
Apple, Inc.	3.7
Microsoft Corp.	3.3
Southern Company, 4.500%, 06/15/27	2.7
Taiwan Semiconductor Manufacturing Company, Ltd.	2.5
Amazon.com, Inc.	2.2
Eni S.p.A, 2.950%, 09/14/30	2.2
Novo Nordisk, A/S (ADR)	2.2
Boeing Company, 6.000%, 10/15/27	2.2
Eli Lilly & Company	2.1

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Material Fund Change Strategies [Text Block]

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011376
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class C
Trading Symbol	CVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$232	1.97%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$10,000	$10,000
11/30/14	$10,126	$10,171
12/31/14	$9,939	$9,979
1/31/15	$9,849	$9,826
2/28/15	$10,338	$10,377
3/31/15	$10,261	$10,223
4/30/15	$10,428	$10,524
5/31/15	$10,351	$10,519
6/30/15	$10,184	$10,276
7/31/15	$10,222	$10,369
8/31/15	$9,759	$9,662
9/30/15	$9,541	$9,316
10/31/15	$10,119	$10,050
11/30/15	$10,094	$9,971
12/31/15	$9,936	$9,796
1/31/16	$9,389	$9,207
2/29/16	$9,206	$9,149
3/31/16	$9,715	$9,833
4/30/16	$9,767	$9,984
5/31/16	$9,845	$10,005
6/30/16	$9,793	$9,950
7/31/16	$10,145	$10,382
8/31/16	$10,093	$10,422
9/30/16	$10,197	$10,490
10/31/16	$9,975	$10,315
11/30/16	$9,845	$10,398
12/31/16	$9,931	$10,627
1/31/17	$10,141	$10,920
2/28/17	$10,299	$11,231
3/31/17	$10,417	$11,376
4/30/17	$10,640	$11,558
5/31/17	$10,785	$11,824
6/30/17	$10,837	$11,883
7/31/17	$11,139	$12,219
8/31/17	$11,179	$12,272
9/30/17	$11,297	$12,513
10/31/17	$11,612	$12,776
11/30/17	$11,770	$13,029
12/31/17	$11,824	$13,244
1/31/18	$12,511	$13,994
2/28/18	$12,062	$13,411
3/31/18	$11,880	$13,132
4/30/18	$11,838	$13,265
5/31/18	$11,936	$13,293
6/30/18	$11,810	$13,226
7/31/18	$11,908	$13,630
8/31/18	$12,090	$13,743
9/30/18	$12,020	$13,808
10/31/18	$11,193	$12,777
11/30/18	$11,263	$12,969
12/31/18	$10,593	$12,061
1/31/19	$11,261	$13,017
2/28/19	$11,452	$13,371
3/31/19	$11,579	$13,548
4/30/19	$11,960	$14,012
5/31/19	$11,467	$13,193
6/30/19	$11,976	$14,063
7/31/19	$11,976	$14,109
8/31/19	$11,817	$13,781
9/30/19	$11,690	$14,077
10/31/19	$11,849	$14,466
11/30/19	$12,167	$14,825
12/31/19	$12,431	$15,354
1/31/20	$12,399	$15,188
2/29/20	$11,740	$13,967
3/31/20	$10,325	$12,090
4/30/20	$11,499	$13,391
5/31/20	$12,206	$13,982
6/30/20	$12,834	$14,434
7/31/20	$13,654	$15,204
8/31/20	$14,651	$16,140
9/30/20	$14,345	$15,625
10/31/20	$14,008	$15,249
11/30/20	$15,503	$17,135
12/31/20	$16,249	$17,936
1/31/21	$16,387	$17,859
2/28/21	$16,987	$18,278
3/31/21	$16,833	$18,776
4/30/21	$17,485	$19,605
5/31/21	$17,571	$19,921
6/30/21	$17,588	$20,190
7/31/21	$17,742	$20,335
8/31/21	$18,343	$20,850
9/30/21	$17,639	$19,998
10/31/21	$18,737	$21,023
11/30/21	$18,360	$20,523
12/31/21	$18,666	$21,351
1/31/22	$17,457	$20,306
2/28/22	$17,054	$19,788
3/31/22	$17,219	$20,228
4/30/22	$15,736	$18,617
5/31/22	$15,681	$18,652
6/30/22	$14,435	$17,087
7/31/22	$15,259	$18,286
8/31/22	$14,600	$17,620
9/30/22	$13,482	$15,941
10/31/22	$14,160	$16,907
11/30/22	$15,058	$18,226
12/31/22	$14,435	$17,516
1/31/23	$15,259	$18,776
2/28/23	$14,783	$18,245
3/31/23	$15,296	$18,820
4/30/23	$15,314	$19,099
5/31/23	$15,204	$18,908
6/30/23	$15,802	$20,014
7/31/23	$16,095	$20,753
8/31/23	$15,838	$20,181
9/30/23	$15,088	$19,354
10/31/23	$14,758	$18,776
11/30/23	$15,803	$20,518
12/31/23	$16,306	$21,511
1/31/24	$16,820	$21,642
2/29/24	$17,903	$22,579
3/31/24	$18,601	$23,288
4/30/24	$18,142	$22,541
5/31/24	$19,097	$23,471
6/30/24	$19,721	$24,002
7/31/24	$19,519	$24,396
8/31/24	$20,070	$25,024
9/30/24	$20,199	$25,615
10/31/24	$19,960	$25,048

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	35.25	10.99	7.16
Class C with sales charge	34.25	10.99	7.16
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 279,401,506
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,440,783
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$279,401,506	83	87%	$2,440,783

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.4
Consumer Discretionary	12.3
Industrials	11.2
Health Care	6.8
Financials	6.7
Communication Services	6.1
Consumer Staples	5.8
Utilities	4.8
Energy	4.1
Materials	3.4
Real Estate	0.6
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.4
Apple, Inc.	3.7
Microsoft Corp.	3.3
Southern Company, 4.500%, 06/15/27	2.7
Taiwan Semiconductor Manufacturing Company, Ltd.	2.5
Amazon.com, Inc.	2.2
Eni S.p.A, 2.950%, 09/14/30	2.2
Novo Nordisk, A/S (ADR)	2.2
Boeing Company, 6.000%, 10/15/27	2.2
Eli Lilly & Company	2.1

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Material Fund Change Strategies [Text Block]

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011377
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class I
Trading Symbol	CGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$115	0.97%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,013,423	$1,017,160
12/31/14	$995,696	$997,959
1/31/15	$988,757	$982,580
2/28/15	$1,037,328	$1,037,726
3/31/15	$1,030,389	$1,022,269
4/30/15	$1,047,736	$1,052,430
5/31/15	$1,041,954	$1,051,871
6/30/15	$1,025,764	$1,027,573
7/31/15	$1,030,389	$1,036,868
8/31/15	$984,132	$966,212
9/30/15	$962,159	$931,645
10/31/15	$1,022,294	$1,005,005
11/30/15	$1,021,138	$997,153
12/31/15	$1,005,825	$979,590
1/31/16	$951,962	$920,738
2/29/16	$933,227	$914,927
3/31/16	$985,919	$983,360
4/30/16	$991,774	$998,453
5/31/16	$1,001,141	$1,000,559
6/30/16	$996,457	$995,021
7/31/16	$1,032,756	$1,038,207
8/31/16	$1,028,072	$1,042,198
9/30/16	$1,039,782	$1,049,050
10/31/16	$1,018,705	$1,031,486
11/30/16	$1,005,825	$1,039,832
12/31/16	$1,014,569	$1,062,713
1/31/17	$1,038,218	$1,091,989
2/28/17	$1,054,773	$1,123,112
3/31/17	$1,067,780	$1,137,607
4/30/17	$1,092,612	$1,155,859
5/31/17	$1,106,802	$1,182,405
6/30/17	$1,112,972	$1,188,268
7/31/17	$1,146,124	$1,221,913
8/31/17	$1,150,860	$1,227,191
9/30/17	$1,163,884	$1,251,358
10/31/17	$1,197,037	$1,277,632
11/30/17	$1,214,797	$1,302,943
12/31/17	$1,220,894	$1,324,393
1/31/18	$1,293,596	$1,399,391
2/28/18	$1,248,471	$1,341,151
3/31/18	$1,230,340	$1,313,252
4/30/18	$1,226,574	$1,326,538
5/31/18	$1,237,873	$1,329,333
6/30/18	$1,225,084	$1,322,664
7/31/18	$1,237,662	$1,362,978
8/31/18	$1,257,786	$1,374,301
9/30/18	$1,249,751	$1,380,840
10/31/18	$1,165,342	$1,277,671
11/30/18	$1,174,161	$1,296,963
12/31/18	$1,104,976	$1,206,131
1/31/19	$1,175,537	$1,301,747
2/28/19	$1,196,705	$1,337,147
3/31/19	$1,210,326	$1,354,801
4/30/19	$1,251,282	$1,401,263
5/31/19	$1,201,852	$1,319,310
6/30/19	$1,255,502	$1,406,307
7/31/19	$1,256,918	$1,410,923
8/31/19	$1,241,348	$1,378,084
9/30/19	$1,229,374	$1,407,724
10/31/19	$1,246,390	$1,446,608
11/30/19	$1,280,421	$1,482,541
12/31/19	$1,308,226	$1,535,373
1/31/20	$1,308,226	$1,518,798
2/29/20	$1,238,092	$1,396,713
3/31/20	$1,090,936	$1,208,991
4/30/20	$1,215,492	$1,339,123
5/31/20	$1,289,939	$1,398,169
6/30/20	$1,358,746	$1,443,449
7/31/20	$1,446,176	$1,520,371
8/31/20	$1,553,672	$1,613,998
9/30/20	$1,523,147	$1,562,557
10/31/20	$1,487,257	$1,524,960
11/30/20	$1,646,606	$1,713,489
12/31/20	$1,729,552	$1,793,674
1/31/21	$1,743,230	$1,785,952
2/28/21	$1,808,582	$1,827,851
3/31/21	$1,795,769	$1,877,642
4/30/21	$1,867,295	$1,960,518
5/31/21	$1,877,948	$1,992,083
6/30/21	$1,880,829	$2,018,980
7/31/21	$1,899,119	$2,033,488
8/31/21	$1,964,658	$2,085,008
9/30/21	$1,891,224	$1,999,779
10/31/21	$2,010,188	$2,102,363
11/30/21	$1,972,059	$2,052,377
12/31/21	$2,006,353	$2,135,124
1/31/22	$1,877,534	$2,030,667
2/28/22	$1,835,668	$1,978,835
3/31/22	$1,854,991	$2,022,854
4/30/22	$1,695,577	$1,861,704
5/31/22	$1,690,747	$1,865,201
6/30/22	$1,558,707	$1,708,744
7/31/22	$1,650,491	$1,828,670
8/31/22	$1,579,640	$1,762,057
9/30/22	$1,458,873	$1,594,121
10/31/22	$1,534,554	$1,690,725
11/30/22	$1,632,778	$1,822,638
12/31/22	$1,566,759	$1,751,644
1/31/23	$1,658,542	$1,877,642
2/28/23	$1,607,014	$1,824,484
3/31/23	$1,663,373	$1,881,997
4/30/23	$1,668,203	$1,909,947
5/31/23	$1,656,932	$1,890,850
6/30/23	$1,723,988	$2,001,469
7/31/23	$1,756,272	$2,075,336
8/31/23	$1,730,445	$2,018,174
9/30/23	$1,648,517	$1,935,428
10/31/23	$1,614,544	$1,877,668
11/30/23	$1,731,024	$2,051,870
12/31/23	$1,786,827	$2,151,153
1/31/24	$1,845,252	$2,164,218
2/29/24	$1,965,347	$2,257,897
3/31/24	$2,043,452	$2,328,800
4/30/24	$1,996,345	$2,254,153
5/31/24	$2,101,929	$2,347,130
6/30/24	$2,173,198	$2,400,249
7/31/24	$2,153,678	$2,439,627
8/31/24	$2,213,864	$2,502,418
9/30/24	$2,231,591	$2,561,490
10/31/24	$2,207,158	$2,504,849

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	36.70	12.11	8.24
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 279,401,506
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,440,783
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$279,401,506	83	87%	$2,440,783

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.4
Consumer Discretionary	12.3
Industrials	11.2
Health Care	6.8
Financials	6.7
Communication Services	6.1
Consumer Staples	5.8
Utilities	4.8
Energy	4.1
Materials	3.4
Real Estate	0.6
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.4
Apple, Inc.	3.7
Microsoft Corp.	3.3
Southern Company, 4.500%, 06/15/27	2.7
Taiwan Semiconductor Manufacturing Company, Ltd.	2.5
Amazon.com, Inc.	2.2
Eni S.p.A, 2.950%, 09/14/30	2.2
Novo Nordisk, A/S (ADR)	2.2
Boeing Company, 6.000%, 10/15/27	2.2
Eli Lilly & Company	2.1

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Material Fund Change Strategies [Text Block]

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011362
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class A
Trading Symbol	CVTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,524	$9,999
11/30/14	$9,657	$10,267
12/31/14	$9,580	$10,242
1/31/15	$9,328	$9,934
2/28/15	$9,796	$10,505
3/31/15	$9,639	$10,339
4/30/15	$9,724	$10,438
5/31/15	$9,913	$10,572
6/30/15	$9,732	$10,368
7/31/15	$9,907	$10,585
8/31/15	$9,452	$9,946
9/30/15	$9,257	$9,700
10/31/15	$9,858	$10,518
11/30/15	$9,848	$10,550
12/31/15	$9,739	$10,383
1/31/16	$9,273	$9,868
2/29/16	$9,198	$9,855
3/31/16	$9,683	$10,523
4/30/16	$9,746	$10,564
5/31/16	$9,897	$10,754
6/30/16	$9,841	$10,782
7/31/16	$10,126	$11,179
8/31/16	$10,165	$11,195
9/30/16	$10,201	$11,197
10/31/16	$10,080	$10,993
11/30/16	$10,291	$11,400
12/31/16	$10,442	$11,625
1/31/17	$10,583	$11,846
2/28/17	$10,921	$12,316
3/31/17	$10,931	$12,330
4/30/17	$11,066	$12,457
5/31/17	$11,218	$12,632
6/30/17	$11,234	$12,711
7/31/17	$11,462	$12,972
8/31/17	$11,483	$13,012
9/30/17	$11,608	$13,281
10/31/17	$11,833	$13,591
11/30/17	$12,061	$14,007
12/31/17	$12,152	$14,163
1/31/18	$12,857	$14,974
2/28/18	$12,478	$14,422
3/31/18	$12,228	$14,056
4/30/18	$12,240	$14,109
5/31/18	$12,498	$14,449
6/30/18	$12,504	$14,538
7/31/18	$12,885	$15,079
8/31/18	$13,228	$15,571
9/30/18	$13,252	$15,659
10/31/18	$12,449	$14,589
11/30/18	$12,663	$14,886
12/31/18	$11,682	$13,542
1/31/19	$12,505	$14,627
2/28/19	$12,831	$15,097
3/31/19	$13,020	$15,390
4/30/19	$13,508	$16,013
5/31/19	$12,826	$14,996
6/30/19	$13,542	$16,053
7/31/19	$13,712	$16,283
8/31/19	$13,521	$16,025
9/30/19	$13,629	$16,325
10/31/19	$13,882	$16,679
11/30/19	$14,285	$17,284
12/31/19	$14,715	$17,806
1/31/20	$14,702	$17,799
2/29/20	$13,712	$16,334
3/31/20	$12,319	$14,316
4/30/20	$13,687	$16,152
5/31/20	$14,408	$16,921
6/30/20	$14,782	$17,257
7/31/20	$15,517	$18,231
8/31/20	$16,540	$19,541
9/30/20	$15,948	$18,798
10/31/20	$15,608	$18,299
11/30/20	$17,257	$20,302
12/31/20	$18,016	$21,082
1/31/21	$17,782	$20,869
2/28/21	$18,444	$21,445
3/31/21	$18,809	$22,384
4/30/21	$19,768	$23,579
5/31/21	$19,795	$23,743
6/30/21	$20,139	$24,298
7/31/21	$20,449	$24,875
8/31/21	$20,896	$25,631
9/30/21	$20,070	$24,439
10/31/21	$21,332	$26,151
11/30/21	$21,075	$25,970
12/31/21	$21,819	$27,134
1/31/22	$20,717	$25,730
2/28/22	$20,198	$24,959
3/31/22	$20,713	$25,886
4/30/22	$19,058	$23,629
5/31/22	$19,044	$23,672
6/30/22	$17,625	$21,718
7/31/22	$18,926	$23,721
8/31/22	$18,318	$22,753
9/30/22	$16,858	$20,658
10/31/22	$17,969	$22,330
11/30/22	$18,766	$23,578
12/31/22	$17,785	$22,220
1/31/23	$18,772	$23,616
2/28/23	$18,286	$23,040
3/31/23	$18,844	$23,886
4/30/23	$19,141	$24,258
5/31/23	$19,175	$24,364
6/30/23	$20,199	$25,974
7/31/23	$20,690	$26,808
8/31/23	$20,350	$26,381
9/30/23	$19,558	$25,123
10/31/23	$19,202	$24,595
11/30/23	$20,621	$26,841
12/31/23	$21,400	$28,061
1/31/24	$21,673	$28,532
2/29/24	$22,584	$30,056
3/31/24	$23,168	$31,023
4/30/24	$22,342	$29,756
5/31/24	$23,224	$31,231
6/30/24	$23,972	$32,352
7/31/24	$24,028	$32,746
8/31/24	$24,484	$33,540
9/30/24	$25,033	$34,256
10/31/24	$24,896	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	29.65	12.39	10.09
Class A with sales charge	23.50	11.30	9.55
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,832,964,424
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 18,052,995
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011364
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class C
Trading Symbol	CVTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$206	1.80%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,133	$10,267
12/31/14	$10,048	$10,242
1/31/15	$9,775	$9,934
2/28/15	$10,261	$10,505
3/31/15	$10,088	$10,339
4/30/15	$10,174	$10,438
5/31/15	$10,364	$10,572
6/30/15	$10,169	$10,368
7/31/15	$10,345	$10,585
8/31/15	$9,862	$9,946
9/30/15	$9,653	$9,700
10/31/15	$10,273	$10,518
11/30/15	$10,257	$10,550
12/31/15	$10,137	$10,383
1/31/16	$9,638	$9,868
2/29/16	$9,553	$9,855
3/31/16	$10,054	$10,523
4/30/16	$10,111	$10,564
5/31/16	$10,261	$10,754
6/30/16	$10,197	$10,782
7/31/16	$10,484	$11,179
8/31/16	$10,522	$11,195
9/30/16	$10,547	$11,197
10/31/16	$10,416	$10,993
11/30/16	$10,630	$11,400
12/31/16	$10,778	$11,625
1/31/17	$10,916	$11,846
2/28/17	$11,259	$12,316
3/31/17	$11,264	$12,330
4/30/17	$11,394	$12,457
5/31/17	$11,543	$12,632
6/30/17	$11,556	$12,711
7/31/17	$11,782	$12,972
8/31/17	$11,797	$13,012
9/30/17	$11,916	$13,281
10/31/17	$12,139	$13,591
11/30/17	$12,365	$14,007
12/31/17	$12,448	$14,163
1/31/18	$13,163	$14,974
2/28/18	$12,769	$14,422
3/31/18	$12,506	$14,056
4/30/18	$12,510	$14,109
5/31/18	$12,765	$14,449
6/30/18	$12,763	$14,538
7/31/18	$13,146	$15,079
8/31/18	$13,483	$15,571
9/30/18	$13,501	$15,659
10/31/18	$12,676	$14,589
11/30/18	$12,885	$14,886
12/31/18	$11,879	$13,542
1/31/19	$12,711	$14,627
2/28/19	$13,032	$15,097
3/31/19	$13,219	$15,390
4/30/19	$13,706	$16,013
5/31/19	$13,003	$14,996
6/30/19	$13,722	$16,053
7/31/19	$13,889	$16,283
8/31/19	$13,681	$16,025
9/30/19	$13,784	$16,325
10/31/19	$14,029	$16,679
11/30/19	$14,433	$17,284
12/31/19	$14,856	$17,806
1/31/20	$14,830	$17,799
2/29/20	$13,822	$16,334
3/31/20	$12,409	$14,316
4/30/20	$13,784	$16,152
5/31/20	$14,499	$16,921
6/30/20	$14,867	$17,257
7/31/20	$15,600	$18,231
8/31/20	$16,614	$19,541
9/30/20	$16,011	$18,798
10/31/20	$15,659	$18,299
11/30/20	$17,299	$20,302
12/31/20	$18,049	$21,082
1/31/21	$17,804	$20,869
2/28/21	$18,460	$21,445
3/31/21	$18,810	$22,384
4/30/21	$19,760	$23,579
5/31/21	$19,773	$23,743
6/30/21	$20,106	$24,298
7/31/21	$20,399	$24,875
8/31/21	$20,836	$25,631
9/30/21	$19,996	$24,439
10/31/21	$21,243	$26,151
11/30/21	$20,972	$25,970
12/31/21	$21,698	$27,134
1/31/22	$20,589	$25,730
2/28/22	$20,059	$24,959
3/31/22	$20,561	$25,886
4/30/22	$18,908	$23,629
5/31/22	$18,880	$23,672
6/30/22	$17,462	$21,718
7/31/22	$18,737	$23,721
8/31/22	$18,125	$22,753
9/30/22	$16,670	$20,658
10/31/22	$17,757	$22,330
11/30/22	$18,535	$23,578
12/31/22	$17,556	$22,220
1/31/23	$18,518	$23,616
2/28/23	$18,027	$23,040
3/31/23	$18,565	$23,886
4/30/23	$18,846	$24,258
5/31/23	$18,870	$24,364
6/30/23	$19,865	$25,974
7/31/23	$20,336	$26,808
8/31/23	$19,984	$26,381
9/30/23	$19,194	$25,123
10/31/23	$18,837	$24,595
11/30/23	$20,217	$26,841
12/31/23	$20,965	$28,061
1/31/24	$21,217	$28,532
2/29/24	$22,096	$30,056
3/31/24	$22,653	$31,023
4/30/24	$21,839	$29,756
5/31/24	$22,678	$31,231
6/30/24	$23,399	$32,352
7/31/24	$23,438	$32,746
8/31/24	$23,868	$33,540
9/30/24	$24,386	$34,256
10/31/24	$24,243	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	28.70	11.56	9.26
Class C with sales charge	27.70	11.56	9.26
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,832,964,424
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 18,052,995
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011365
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class I
Trading Symbol	CGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,014,294	$1,026,895
12/31/14	$1,006,702	$1,024,308
1/31/15	$980,045	$993,558
2/28/15	$1,029,410	$1,050,661
3/31/15	$1,013,118	$1,034,044
4/30/15	$1,022,373	$1,043,965
5/31/15	$1,042,536	$1,057,389
6/30/15	$1,023,863	$1,036,919
7/31/15	$1,042,540	$1,058,645
8/31/15	$994,515	$994,772
9/30/15	$974,340	$970,158
10/31/15	$1,037,877	$1,051,995
11/30/15	$1,036,863	$1,055,123
12/31/15	$1,025,659	$1,038,482
1/31/16	$976,359	$986,949
2/29/16	$968,499	$985,617
3/31/16	$1,020,207	$1,052,479
4/30/16	$1,027,020	$1,056,560
5/31/16	$1,043,157	$1,075,533
6/30/16	$1,037,381	$1,078,321
7/31/16	$1,067,341	$1,118,077
8/31/16	$1,072,033	$1,119,648
9/30/16	$1,075,881	$1,119,857
10/31/16	$1,063,116	$1,099,430
11/30/16	$1,085,728	$1,140,148
12/31/16	$1,102,228	$1,162,683
1/31/17	$1,117,263	$1,184,735
2/28/17	$1,153,118	$1,231,778
3/31/17	$1,154,198	$1,233,213
4/30/17	$1,168,936	$1,245,879
5/31/17	$1,185,225	$1,263,412
6/30/17	$1,187,332	$1,271,298
7/31/17	$1,211,523	$1,297,439
8/31/17	$1,213,865	$1,301,412
9/30/17	$1,227,543	$1,328,257
10/31/17	$1,251,428	$1,359,252
11/30/17	$1,275,705	$1,400,939
12/31/17	$1,285,659	$1,416,515
1/31/18	$1,360,329	$1,497,616
2/28/18	$1,320,699	$1,442,420
3/31/18	$1,294,502	$1,405,763
4/30/18	$1,296,175	$1,411,157
5/31/18	$1,323,789	$1,445,140
6/30/18	$1,324,791	$1,454,035
7/31/18	$1,365,115	$1,508,146
8/31/18	$1,401,658	$1,557,288
9/30/18	$1,404,436	$1,566,152
10/31/18	$1,319,638	$1,459,105
11/30/18	$1,342,841	$1,488,839
12/31/18	$1,238,976	$1,354,412
1/31/19	$1,326,498	$1,462,948
2/28/19	$1,361,142	$1,509,921
3/31/19	$1,381,853	$1,539,260
4/30/19	$1,434,015	$1,601,584
5/31/19	$1,361,720	$1,499,806
6/30/19	$1,438,235	$1,605,508
7/31/19	$1,456,585	$1,628,584
8/31/19	$1,436,399	$1,602,785
9/30/19	$1,447,874	$1,632,774
10/31/19	$1,475,514	$1,668,138
11/30/19	$1,518,817	$1,728,690
12/31/19	$1,564,819	$1,780,867
1/31/20	$1,563,396	$1,780,169
2/29/20	$1,458,537	$1,633,628
3/31/20	$1,310,496	$1,431,852
4/30/20	$1,457,008	$1,615,407
5/31/20	$1,533,843	$1,692,345
6/30/20	$1,573,601	$1,726,003
7/31/20	$1,652,545	$1,823,324
8/31/20	$1,761,630	$1,954,384
9/30/20	$1,699,190	$1,880,123
10/31/20	$1,663,221	$1,830,125
11/30/20	$1,839,231	$2,030,458
12/31/20	$1,920,211	$2,108,526
1/31/21	$1,895,555	$2,087,238
2/28/21	$1,967,058	$2,144,792
3/31/21	$2,006,074	$2,238,725
4/30/21	$2,109,216	$2,358,203
5/31/21	$2,112,670	$2,374,673
6/30/21	$2,149,593	$2,430,111
7/31/21	$2,182,710	$2,487,837
8/31/21	$2,231,148	$2,563,481
9/30/21	$2,143,760	$2,444,255
10/31/21	$2,278,952	$2,615,503
11/30/21	$2,251,715	$2,597,381
12/31/21	$2,331,540	$2,713,786
1/31/22	$2,214,098	$2,573,356
2/28/22	$2,159,047	$2,496,304
3/31/22	$2,214,653	$2,588,992
4/30/22	$2,038,278	$2,363,228
5/31/22	$2,037,229	$2,367,562
6/30/22	$1,886,103	$2,172,135
7/31/22	$2,025,522	$2,372,415
8/31/22	$1,960,810	$2,275,665
9/30/22	$1,804,826	$2,066,077
10/31/22	$1,924,515	$2,233,350
11/30/22	$2,009,932	$2,358,160
12/31/22	$1,905,130	$2,222,295
1/31/23	$2,011,397	$2,361,931
2/28/23	$1,959,907	$2,304,301
3/31/23	$2,020,161	$2,388,902
4/30/23	$2,051,931	$2,426,190
5/31/23	$2,056,313	$2,436,736
6/30/23	$2,166,587	$2,597,745
7/31/23	$2,219,832	$2,681,196
8/31/23	$2,183,603	$2,638,508
9/30/23	$2,098,979	$2,512,709
10/31/23	$2,061,557	$2,459,875
11/30/23	$2,214,550	$2,684,525
12/31/23	$2,298,412	$2,806,485
1/31/24	$2,328,217	$2,853,645
2/29/24	$2,426,229	$3,006,018
3/31/24	$2,489,872	$3,102,735
4/30/24	$2,402,095	$2,976,004
5/31/24	$2,496,756	$3,123,570
6/30/24	$2,577,449	$3,235,649
7/31/24	$2,584,344	$3,275,035
8/31/24	$2,634,330	$3,354,475
9/30/24	$2,693,761	$3,426,117
10/31/24	$2,679,941	$3,395,049

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	30.00	12.68	10.36
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,832,964,424
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 18,052,995
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220407
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class R6
Trading Symbol	CGIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500 Total Return Index
6/23/20	$10,000	$9,999
6/30/20	$9,898	$9,902
7/31/20	$10,394	$10,461
8/31/20	$11,080	$11,212
9/30/20	$10,689	$10,786
10/31/20	$10,463	$10,500
11/30/20	$11,570	$11,649
12/31/20	$12,082	$12,097
1/31/21	$11,930	$11,975
2/28/21	$12,379	$12,305
3/31/21	$12,624	$12,844
4/30/21	$13,273	$13,529
5/31/21	$13,295	$13,624
6/30/21	$13,529	$13,942
7/31/21	$13,741	$14,273
8/31/21	$14,046	$14,707
9/30/21	$13,495	$14,023
10/31/21	$14,349	$15,005
11/30/21	$14,178	$14,901
12/31/21	$14,683	$15,569
1/31/22	$13,944	$14,764
2/28/22	$13,597	$14,322
3/31/22	$13,947	$14,853
4/30/22	$12,836	$13,558
5/31/22	$12,833	$13,583
6/30/22	$11,881	$12,462
7/31/22	$12,759	$13,611
8/31/22	$12,351	$13,056
9/30/22	$11,372	$11,853
10/31/22	$12,125	$12,813
11/30/22	$12,664	$13,529
12/31/22	$12,006	$12,750
1/31/23	$12,679	$13,551
2/28/23	$12,351	$13,220
3/31/23	$12,734	$13,705
4/30/23	$12,934	$13,919
5/31/23	$12,965	$13,980
6/30/23	$13,659	$14,904
7/31/23	$13,995	$15,382
8/31/23	$13,766	$15,137
9/30/23	$13,235	$14,416
10/31/23	$13,000	$14,113
11/30/23	$13,964	$15,401
12/31/23	$14,495	$16,101
1/31/24	$14,683	$16,372
2/29/24	$15,304	$17,246
3/31/24	$15,705	$17,801
4/30/24	$15,151	$17,074
5/31/24	$15,748	$17,920
6/30/24	$16,263	$18,563
7/31/24	$16,307	$18,789
8/31/24	$16,618	$19,245
9/30/24	$16,996	$19,656
10/31/24	$16,909	$19,478

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/23/20
Class R6	30.07	12.82
S&P 500 Total Return Index	38.06	16.54

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,832,964,424
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 18,052,995
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011370
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class A
Trading Symbol	CVGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$156	1.29%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,525	$9,999
11/30/14	$9,801	$10,267
12/31/14	$9,672	$10,242
1/31/15	$9,520	$9,934
2/28/15	$10,180	$10,505
3/31/15	$10,118	$10,339
4/30/15	$10,123	$10,438
5/31/15	$10,260	$10,572
6/30/15	$10,215	$10,368
7/31/15	$10,528	$10,585
8/31/15	$9,905	$9,946
9/30/15	$9,570	$9,700
10/31/15	$10,149	$10,518
11/30/15	$10,146	$10,550
12/31/15	$9,964	$10,383
1/31/16	$9,229	$9,868
2/29/16	$9,031	$9,855
3/31/16	$9,579	$10,523
4/30/16	$9,502	$10,564
5/31/16	$9,733	$10,754
6/30/16	$9,493	$10,782
7/31/16	$9,942	$11,179
8/31/16	$9,791	$11,195
9/30/16	$9,862	$11,197
10/31/16	$9,666	$10,993
11/30/16	$9,753	$11,400
12/31/16	$9,752	$11,625
1/31/17	$10,183	$11,846
2/28/17	$10,496	$12,316
3/31/17	$10,630	$12,330
4/30/17	$10,847	$12,457
5/31/17	$11,054	$12,632
6/30/17	$11,124	$12,711
7/31/17	$11,341	$12,972
8/31/17	$11,415	$13,012
9/30/17	$11,582	$13,281
10/31/17	$11,869	$13,591
11/30/17	$12,186	$14,007
12/31/17	$12,345	$14,163
1/31/18	$13,250	$14,974
2/28/18	$12,900	$14,422
3/31/18	$12,607	$14,056
4/30/18	$12,695	$14,109
5/31/18	$13,086	$14,449
6/30/18	$13,079	$14,538
7/31/18	$13,436	$15,079
8/31/18	$13,911	$15,571
9/30/18	$13,782	$15,659
10/31/18	$12,596	$14,589
11/30/18	$12,733	$14,886
12/31/18	$11,621	$13,542
1/31/19	$12,725	$14,627
2/28/19	$13,153	$15,097
3/31/19	$13,447	$15,390
4/30/19	$14,061	$16,013
5/31/19	$13,438	$14,996
6/30/19	$14,222	$16,053
7/31/19	$14,498	$16,283
8/31/19	$14,253	$16,025
9/30/19	$14,164	$16,325
10/31/19	$14,355	$16,679
11/30/19	$15,032	$17,284
12/31/19	$15,235	$17,806
1/31/20	$15,573	$17,799
2/29/20	$14,458	$16,334
3/31/20	$12,399	$14,316
4/30/20	$14,115	$16,152
5/31/20	$15,338	$16,921
6/30/20	$16,033	$17,257
7/31/20	$16,840	$18,231
8/31/20	$18,420	$19,541
9/30/20	$17,603	$18,798
10/31/20	$17,099	$18,299
11/30/20	$19,266	$20,302
12/31/20	$20,252	$21,082
1/31/21	$20,214	$20,869
2/28/21	$20,867	$21,445
3/31/21	$20,861	$22,384
4/30/21	$22,097	$23,579
5/31/21	$21,678	$23,743
6/30/21	$22,902	$24,298
7/31/21	$23,311	$24,875
8/31/21	$24,181	$25,631
9/30/21	$22,979	$24,439
10/31/21	$24,965	$26,151
11/30/21	$24,785	$25,970
12/31/21	$24,964	$27,134
1/31/22	$22,467	$25,730
2/28/22	$21,614	$24,959
3/31/22	$22,399	$25,886
4/30/22	$19,441	$23,629
5/31/22	$18,736	$23,672
6/30/22	$17,238	$21,718
7/31/22	$19,104	$23,721
8/31/22	$18,245	$22,753
9/30/22	$16,490	$20,658
10/31/22	$17,330	$22,330
11/30/22	$18,048	$23,578
12/31/22	$16,643	$22,220
1/31/23	$17,956	$23,616
2/28/23	$17,649	$23,040
3/31/23	$18,723	$23,886
4/30/23	$18,981	$24,258
5/31/23	$19,865	$24,364
6/30/23	$21,196	$25,974
7/31/23	$21,743	$26,808
8/31/23	$21,485	$26,381
9/30/23	$20,239	$25,123
10/31/23	$19,926	$24,595
11/30/23	$22,019	$26,841
12/31/23	$22,896	$28,061
1/31/24	$23,576	$28,532
2/29/24	$25,211	$30,056
3/31/24	$25,749	$31,023
4/30/24	$24,762	$29,756
5/31/24	$26,115	$31,231
6/30/24	$27,730	$32,352
7/31/24	$27,070	$32,746
8/31/24	$27,718	$33,540
9/30/24	$28,416	$34,256
10/31/24	$28,384	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	42.45	14.61	11.54
Class A with sales charge	35.68	13.50	11.00
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,534,971,811
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 13,107,782
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,534,971,811	167	42%	$13,107,782

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	42.9
Consumer Discretionary	16.1
Communication Services	14.9
Health Care	11.0
Financials	6.3
Industrials	4.2
Materials	1.7
Consumer Staples	1.4
Energy	0.7
Real Estate	0.2
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	11.5
Microsoft Corp.	9.5
Apple, Inc.	7.8
Amazon.com, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	3.9
Visa, Inc. - Class A	2.9
Eli Lilly & Company	2.5
Broadcom, Inc.	2.4
Netflix, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011372
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class C
Trading Symbol	CVGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$246	2.04%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,283	$10,267
12/31/14	$10,142	$10,242
1/31/15	$9,978	$9,934
2/28/15	$10,660	$10,505
3/31/15	$10,590	$10,339
4/30/15	$10,590	$10,438
5/31/15	$10,726	$10,572
6/30/15	$10,672	$10,368
7/31/15	$10,991	$10,585
8/31/15	$10,334	$9,946
9/30/15	$9,978	$9,700
10/31/15	$10,575	$10,518
11/30/15	$10,568	$10,550
12/31/15	$10,373	$10,383
1/31/16	$9,599	$9,868
2/29/16	$9,386	$9,855
3/31/16	$9,950	$10,523
4/30/16	$9,865	$10,564
5/31/16	$10,097	$10,754
6/30/16	$9,841	$10,782
7/31/16	$10,301	$11,179
8/31/16	$10,140	$11,195
9/30/16	$10,207	$11,197
10/31/16	$9,998	$10,993
11/30/16	$10,083	$11,400
12/31/16	$10,072	$11,625
1/31/17	$10,509	$11,846
2/28/17	$10,831	$12,316
3/31/17	$10,961	$12,330
4/30/17	$11,177	$12,457
5/31/17	$11,383	$12,632
6/30/17	$11,449	$12,711
7/31/17	$11,665	$12,972
8/31/17	$11,735	$13,012
9/30/17	$11,896	$13,281
10/31/17	$12,182	$13,591
11/30/17	$12,504	$14,007
12/31/17	$12,656	$14,163
1/31/18	$13,579	$14,974
2/28/18	$13,212	$14,422
3/31/18	$12,907	$14,056
4/30/18	$12,986	$14,109
5/31/18	$13,377	$14,449
6/30/18	$13,359	$14,538
7/31/18	$13,713	$15,079
8/31/18	$14,196	$15,571
9/30/18	$14,055	$15,659
10/31/18	$12,833	$14,589
11/30/18	$12,968	$14,886
12/31/18	$11,820	$13,542
1/31/19	$12,942	$14,627
2/28/19	$13,371	$15,097
3/31/19	$13,658	$15,390
4/30/19	$14,278	$16,013
5/31/19	$13,634	$14,996
6/30/19	$14,429	$16,053
7/31/19	$14,692	$16,283
8/31/19	$14,437	$16,025
9/30/19	$14,334	$16,325
10/31/19	$14,525	$16,679
11/30/19	$15,201	$17,284
12/31/19	$15,396	$17,806
1/31/20	$15,727	$17,799
2/29/20	$14,584	$16,334
3/31/20	$12,506	$14,316
4/30/20	$14,225	$16,152
5/31/20	$15,453	$16,921
6/30/20	$16,143	$17,257
7/31/20	$16,945	$18,231
8/31/20	$18,523	$19,541
9/30/20	$17,682	$18,798
10/31/20	$17,172	$18,299
11/30/20	$19,335	$20,302
12/31/20	$20,312	$21,082
1/31/21	$20,265	$20,869
2/28/21	$20,899	$21,445
3/31/21	$20,887	$22,384
4/30/21	$22,108	$23,579
5/31/21	$21,673	$23,743
6/30/21	$22,882	$24,298
7/31/21	$23,281	$24,875
8/31/21	$24,126	$25,631
9/30/21	$22,917	$24,439
10/31/21	$24,889	$26,151
11/30/21	$24,689	$25,970
12/31/21	$24,852	$27,134
1/31/22	$22,350	$25,730
2/28/22	$21,495	$24,959
3/31/22	$22,257	$25,886
4/30/22	$19,304	$23,629
5/31/22	$18,589	$23,672
6/30/22	$17,097	$21,718
7/31/22	$18,931	$23,721
8/31/22	$18,076	$22,753
9/30/22	$16,320	$20,658
10/31/22	$17,143	$22,330
11/30/22	$17,843	$23,578
12/31/22	$16,444	$22,220
1/31/23	$17,734	$23,616
2/28/23	$17,407	$23,040
3/31/23	$18,464	$23,886
4/30/23	$18,713	$24,258
5/31/23	$19,568	$24,364
6/30/23	$20,858	$25,974
7/31/23	$21,386	$26,808
8/31/23	$21,122	$26,381
9/30/23	$19,879	$25,123
10/31/23	$19,568	$24,595
11/30/23	$21,604	$26,841
12/31/23	$22,457	$28,061
1/31/24	$23,104	$28,532
2/29/24	$24,695	$30,056
3/31/24	$25,201	$31,023
4/30/24	$24,223	$29,756
5/31/24	$25,533	$31,231
6/30/24	$27,089	$32,352
7/31/24	$26,425	$32,746
8/31/24	$27,054	$33,540
9/30/24	$27,700	$34,256
10/31/24	$27,666	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	41.38	13.75	10.71
Class C with sales charge	40.38	13.75	10.71
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,534,971,811
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 13,107,782
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,534,971,811	167	42%	$13,107,782

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	42.9
Consumer Discretionary	16.1
Communication Services	14.9
Health Care	11.0
Financials	6.3
Industrials	4.2
Materials	1.7
Consumer Staples	1.4
Energy	0.7
Real Estate	0.2
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	11.5
Microsoft Corp.	9.5
Apple, Inc.	7.8
Amazon.com, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	3.9
Visa, Inc. - Class A	2.9
Eli Lilly & Company	2.5
Broadcom, Inc.	2.4
Netflix, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011373
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class I
Trading Symbol	CGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$126	1.04%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,028,998	$1,026,895
12/31/14	$1,015,907	$1,024,308
1/31/15	$1,000,152	$993,558
2/28/15	$1,069,475	$1,050,661
3/31/15	$1,063,173	$1,034,044
4/30/15	$1,064,013	$1,043,965
5/31/15	$1,078,718	$1,057,389
6/30/15	$1,074,307	$1,036,919
7/31/15	$1,107,288	$1,058,645
8/31/15	$1,041,956	$994,772
9/30/15	$1,006,874	$970,158
10/31/15	$1,068,005	$1,051,995
11/30/15	$1,068,005	$1,055,123
12/31/15	$1,049,188	$1,038,482
1/31/16	$971,919	$986,949
2/29/16	$951,188	$985,617
3/31/16	$1,009,342	$1,052,479
4/30/16	$1,001,265	$1,056,560
5/31/16	$1,025,765	$1,075,533
6/30/16	$1,000,727	$1,078,321
7/31/16	$1,048,380	$1,118,077
8/31/16	$1,032,765	$1,119,648
9/30/16	$1,040,303	$1,119,857
10/31/16	$1,019,842	$1,099,430
11/30/16	$1,029,265	$1,140,148
12/31/16	$1,029,188	$1,162,683
1/31/17	$1,074,756	$1,184,735
2/28/17	$1,108,377	$1,231,778
3/31/17	$1,122,548	$1,233,213
4/30/17	$1,145,888	$1,245,879
5/31/17	$1,167,839	$1,263,412
6/30/17	$1,175,897	$1,271,298
7/31/17	$1,198,681	$1,297,439
8/31/17	$1,206,739	$1,301,412
9/30/17	$1,224,522	$1,328,257
10/31/17	$1,255,364	$1,359,252
11/30/17	$1,289,263	$1,400,939
12/31/17	$1,306,069	$1,416,515
1/31/18	$1,402,212	$1,497,616
2/28/18	$1,365,659	$1,442,420
3/31/18	$1,334,942	$1,405,763
4/30/18	$1,344,157	$1,411,157
5/31/18	$1,386,239	$1,445,140
6/30/18	$1,385,625	$1,454,035
7/31/18	$1,423,713	$1,508,146
8/31/18	$1,474,703	$1,557,288
9/30/18	$1,461,187	$1,566,152
10/31/18	$1,335,864	$1,459,105
11/30/18	$1,350,301	$1,488,839
12/31/18	$1,232,460	$1,354,412
1/31/19	$1,350,380	$1,462,948
2/28/19	$1,396,027	$1,509,921
3/31/19	$1,427,150	$1,539,260
4/30/19	$1,492,853	$1,601,584
5/31/19	$1,426,804	$1,499,806
6/30/19	$1,510,490	$1,605,508
7/31/19	$1,540,229	$1,628,584
8/31/19	$1,514,293	$1,602,785
9/30/19	$1,505,302	$1,632,774
10/31/19	$1,526,051	$1,668,138
11/30/19	$1,598,325	$1,728,690
12/31/19	$1,619,959	$1,780,867
1/31/20	$1,656,583	$1,780,169
2/29/20	$1,537,833	$1,633,628
3/31/20	$1,319,199	$1,431,852
4/30/20	$1,502,688	$1,615,407
5/31/20	$1,632,907	$1,692,345
6/30/20	$1,707,264	$1,726,003
7/31/20	$1,793,460	$1,823,324
8/31/20	$1,962,151	$1,954,384
9/30/20	$1,875,216	$1,880,123
10/31/20	$1,821,945	$1,830,125
11/30/20	$2,053,526	$2,030,458
12/31/20	$2,159,196	$2,108,526
1/31/21	$2,155,609	$2,087,238
2/28/21	$2,225,762	$2,144,792
3/31/21	$2,225,363	$2,238,725
4/30/21	$2,358,096	$2,358,203
5/31/21	$2,313,453	$2,374,673
6/30/21	$2,444,591	$2,430,111
7/31/21	$2,488,835	$2,487,837
8/31/21	$2,582,107	$2,563,481
9/30/21	$2,454,158	$2,444,255
10/31/21	$2,667,407	$2,615,503
11/30/21	$2,648,673	$2,597,381
12/31/21	$2,668,176	$2,713,786
1/31/22	$2,401,574	$2,573,356
2/28/22	$2,310,835	$2,496,304
3/31/22	$2,395,525	$2,588,992
4/30/22	$2,080,097	$2,363,228
5/31/22	$2,004,913	$2,367,562
6/30/22	$1,845,038	$2,172,135
7/31/22	$2,045,097	$2,372,415
8/31/22	$1,953,061	$2,275,665
9/30/22	$1,765,965	$2,066,077
10/31/22	$1,855,840	$2,233,350
11/30/22	$1,933,617	$2,358,160
12/31/22	$1,783,249	$2,222,295
1/31/23	$1,924,111	$2,361,931
2/28/23	$1,891,704	$2,304,301
3/31/23	$2,007,073	$2,388,902
4/30/23	$2,035,591	$2,426,190
5/31/23	$2,130,220	$2,436,736
6/30/23	$2,274,107	$2,597,745
7/31/23	$2,332,871	$2,681,196
8/31/23	$2,306,082	$2,638,508
9/30/23	$2,172,565	$2,512,709
10/31/23	$2,139,294	$2,459,875
11/30/23	$2,364,414	$2,684,525
12/31/23	$2,459,019	$2,806,485
1/31/24	$2,532,821	$2,853,645
2/29/24	$2,709,323	$3,006,018
3/31/24	$2,767,119	$3,102,735
4/30/24	$2,661,752	$2,976,004
5/31/24	$2,808,466	$3,123,570
6/30/24	$2,982,300	$3,235,649
7/31/24	$2,912,055	$3,275,035
8/31/24	$2,982,300	$3,354,475
9/30/24	$3,057,880	$3,426,117
10/31/24	$3,055,657	$3,395,049

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	42.83	14.90	11.82
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,534,971,811
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 13,107,782
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,534,971,811	167	42%	$13,107,782

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	42.9
Consumer Discretionary	16.1
Communication Services	14.9
Health Care	11.0
Financials	6.3
Industrials	4.2
Materials	1.7
Consumer Staples	1.4
Energy	0.7
Real Estate	0.2
Other	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	11.5
Microsoft Corp.	9.5
Apple, Inc.	7.8
Amazon.com, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	3.9
Visa, Inc. - Class A	2.9
Eli Lilly & Company	2.5
Broadcom, Inc.	2.4
Netflix, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011346
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class A
Trading Symbol	CHYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,526	$9,999
11/30/14	$9,452	$10,070
12/31/14	$9,242	$10,080
1/31/15	$9,249	$10,291
2/28/15	$9,503	$10,194
3/31/15	$9,457	$10,242
4/30/15	$9,592	$10,205
5/31/15	$9,633	$10,180
6/30/15	$9,477	$10,069
7/31/15	$9,369	$10,139
8/31/15	$9,188	$10,125
9/30/15	$8,970	$10,193
10/31/15	$9,217	$10,195
11/30/15	$9,030	$10,168
12/31/15	$8,812	$10,135
1/31/16	$8,615	$10,275
2/29/16	$8,669	$10,348
3/31/16	$8,914	$10,443
4/30/16	$9,155	$10,483
5/31/16	$9,173	$10,485
6/30/16	$9,224	$10,674
7/31/16	$9,468	$10,741
8/31/16	$9,618	$10,729
9/30/16	$9,676	$10,723
10/31/16	$9,701	$10,641
11/30/16	$9,686	$10,389
12/31/16	$9,864	$10,404
1/31/17	$9,990	$10,424
2/28/17	$10,098	$10,494
3/31/17	$10,024	$10,489
4/30/17	$10,185	$10,570
5/31/17	$10,237	$10,651
6/30/17	$10,253	$10,640
7/31/17	$10,354	$10,686
8/31/17	$10,365	$10,782
9/30/17	$10,433	$10,730
10/31/17	$10,460	$10,737
11/30/17	$10,412	$10,723
12/31/17	$10,460	$10,772
1/31/18	$10,545	$10,648
2/28/18	$10,428	$10,547
3/31/18	$10,313	$10,615
4/30/18	$10,390	$10,536
5/31/18	$10,409	$10,611
6/30/18	$10,452	$10,598
7/31/18	$10,563	$10,600
8/31/18	$10,642	$10,669
9/30/18	$10,719	$10,600
10/31/18	$10,487	$10,516
11/30/18	$10,341	$10,579
12/31/18	$10,009	$10,773
1/31/19	$10,524	$10,888
2/28/19	$10,726	$10,881
3/31/19	$10,799	$11,090
4/30/19	$10,974	$11,093
5/31/19	$10,813	$11,290
6/30/19	$11,037	$11,432
7/31/19	$11,078	$11,457
8/31/19	$11,067	$11,754
9/30/19	$11,074	$11,691
10/31/19	$11,100	$11,727
11/30/19	$11,143	$11,721
12/31/19	$11,439	$11,712
1/31/20	$11,452	$11,938
2/29/20	$11,267	$12,153
3/31/20	$9,702	$12,081
4/30/20	$10,062	$12,296
5/31/20	$10,543	$12,353
6/30/20	$10,687	$12,431
7/31/20	$11,127	$12,617
8/31/20	$11,299	$12,515
9/30/20	$11,201	$12,508
10/31/20	$11,226	$12,452
11/30/20	$11,742	$12,574
12/31/20	$11,986	$12,592
1/31/21	$12,069	$12,501
2/28/21	$12,180	$12,321
3/31/21	$12,247	$12,167
4/30/21	$12,383	$12,263
5/31/21	$12,429	$12,303
6/30/21	$12,577	$12,390
7/31/21	$12,623	$12,528
8/31/21	$12,676	$12,504
9/30/21	$12,674	$12,396
10/31/21	$12,672	$12,393
11/30/21	$12,552	$12,429
12/31/21	$12,758	$12,397
1/31/22	$12,474	$12,130
2/28/22	$12,342	$11,995
3/31/22	$12,271	$11,662
4/30/22	$11,885	$11,219
5/31/22	$11,840	$11,292
6/30/22	$11,135	$11,114
7/31/22	$11,686	$11,386
8/31/22	$11,478	$11,064
9/30/22	$11,022	$10,586
10/31/22	$11,320	$10,449
11/30/22	$11,503	$10,833
12/31/22	$11,437	$10,785
1/31/23	$11,855	$11,116
2/28/23	$11,707	$10,829
3/31/23	$11,728	$11,104
4/30/23	$11,864	$11,171
5/31/23	$11,751	$11,050
6/30/23	$11,967	$11,010
7/31/23	$12,155	$11,003
8/31/23	$12,220	$10,932
9/30/23	$12,088	$10,654
10/31/23	$11,911	$10,486
11/30/23	$12,375	$10,961
12/31/23	$12,838	$11,381
1/31/24	$12,859	$11,349
2/29/24	$12,907	$11,189
3/31/24	$13,046	$11,292
4/30/24	$12,934	$11,007
5/31/24	$13,072	$11,194
6/30/24	$13,164	$11,300
7/31/24	$13,404	$11,564
8/31/24	$13,574	$11,730
9/30/24	$13,769	$11,887
10/31/24	$13,719	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	15.18	4.33	3.71
Class A with sales charge	12.53	3.86	3.21
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,435,590
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 215,383
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,435,590	490	42%	$215,383

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	19.6
Financials	15.7
Energy	13.6
Industrials	11.5
Communication Services	9.5
Consumer Staples	5.3
Health Care	5.0
Materials	4.9
Information Technology	4.2
Airlines	1.5
Special Purpose Acquisition Companies	0.8
Utilities	0.8
Real Estate	0.6
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amneal Pharmaceuticals, LLC, 10.185%, 05/04/28	0.8
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 5.000%, 08/15/28	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.5
Tenet Healthcare Corp., 6.250%, 02/01/27	0.5
OCI, NV, 6.700%, 03/16/33	0.5
Jazz Securities DAC, 4.375%, 01/15/29	0.5
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.5
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.5
Aptiv, PLC / Aptiv Global Financing DAC, 6.875%, 12/15/54 (5 yr. CMT + 3.390%)	0.5
Iron Mountain, Inc., 5.250%, 03/15/28	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011348
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class C
Trading Symbol	CCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$188	1.75%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$9,911	$10,070
12/31/14	$9,683	$10,080
1/31/15	$9,693	$10,291
2/28/15	$9,953	$10,194
3/31/15	$9,891	$10,242
4/30/15	$10,030	$10,205
5/31/15	$10,064	$10,180
6/30/15	$9,891	$10,069
7/31/15	$9,777	$10,139
8/31/15	$9,590	$10,125
9/30/15	$9,356	$10,193
10/31/15	$9,606	$10,195
11/30/15	$9,405	$10,168
12/31/15	$9,171	$10,135
1/31/16	$8,958	$10,275
2/29/16	$9,007	$10,348
3/31/16	$9,264	$10,443
4/30/16	$9,498	$10,483
5/31/16	$9,510	$10,485
6/30/16	$9,566	$10,674
7/31/16	$9,802	$10,741
8/31/16	$9,954	$10,729
9/30/16	$10,016	$10,723
10/31/16	$10,024	$10,641
11/30/16	$10,004	$10,389
12/31/16	$10,183	$10,404
1/31/17	$10,301	$10,424
2/28/17	$10,412	$10,494
3/31/17	$10,320	$10,489
4/30/17	$10,484	$10,570
5/31/17	$10,539	$10,651
6/30/17	$10,535	$10,640
7/31/17	$10,639	$10,686
8/31/17	$10,654	$10,782
9/30/17	$10,714	$10,730
10/31/17	$10,723	$10,737
11/30/17	$10,669	$10,723
12/31/17	$10,710	$10,772
1/31/18	$10,798	$10,648
2/28/18	$10,666	$10,547
3/31/18	$10,546	$10,615
4/30/18	$10,627	$10,536
5/31/18	$10,638	$10,611
6/30/18	$10,672	$10,598
7/31/18	$10,785	$10,600
8/31/18	$10,854	$10,669
9/30/18	$10,910	$10,600
10/31/18	$10,678	$10,516
11/30/18	$10,520	$10,579
12/31/18	$10,180	$10,773
1/31/19	$10,694	$10,888
2/28/19	$10,895	$10,881
3/31/19	$10,955	$11,090
4/30/19	$11,140	$11,093
5/31/19	$10,965	$11,290
6/30/19	$11,186	$11,432
7/31/19	$11,230	$11,457
8/31/19	$11,199	$11,754
9/30/19	$11,198	$11,691
10/31/19	$11,216	$11,727
11/30/19	$11,251	$11,721
12/31/19	$11,551	$11,712
1/31/20	$11,555	$11,938
2/29/20	$11,373	$12,153
3/31/20	$9,786	$12,081
4/30/20	$10,134	$12,296
5/31/20	$10,608	$12,353
6/30/20	$10,751	$12,431
7/31/20	$11,187	$12,617
8/31/20	$11,357	$12,515
9/30/20	$11,243	$12,508
10/31/20	$11,259	$12,452
11/30/20	$11,782	$12,574
12/31/20	$12,016	$12,592
1/31/21	$12,087	$12,501
2/28/21	$12,198	$12,321
3/31/21	$12,252	$12,167
4/30/21	$12,371	$12,263
5/31/21	$12,421	$12,303
6/30/21	$12,566	$12,390
7/31/21	$12,601	$12,528
8/31/21	$12,629	$12,504
9/30/21	$12,632	$12,396
10/31/21	$12,622	$12,393
11/30/21	$12,504	$12,429
12/31/21	$12,688	$12,397
1/31/22	$12,401	$12,130
2/28/22	$12,257	$11,995
3/31/22	$12,169	$11,662
4/30/22	$11,787	$11,219
5/31/22	$11,738	$11,292
6/30/22	$11,033	$11,114
7/31/22	$11,580	$11,386
8/31/22	$11,365	$11,064
9/30/22	$10,907	$10,586
10/31/22	$11,190	$10,449
11/30/22	$11,353	$10,833
12/31/22	$11,285	$10,785
1/31/23	$11,693	$11,116
2/28/23	$11,535	$10,829
3/31/23	$11,561	$11,104
4/30/23	$11,680	$11,171
5/31/23	$11,569	$11,050
6/30/23	$11,774	$11,010
7/31/23	$11,939	$11,003
8/31/23	$11,990	$10,932
9/30/23	$11,862	$10,654
10/31/23	$11,676	$10,486
11/30/23	$12,141	$10,961
12/31/23	$12,570	$11,381
1/31/24	$12,581	$11,349
2/29/24	$12,617	$11,189
3/31/24	$12,767	$11,292
4/30/24	$12,640	$11,007
5/31/24	$12,758	$11,194
6/30/24	$12,849	$11,300
7/31/24	$13,058	$11,564
8/31/24	$13,220	$11,730
9/30/24	$13,420	$11,887
10/31/24	$13,349	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	14.32	3.54	2.93
Class C with sales charge	13.32	3.54	2.93
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,435,590
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 215,383
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,435,590	490	42%	$215,383

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	19.6
Financials	15.7
Energy	13.6
Industrials	11.5
Communication Services	9.5
Consumer Staples	5.3
Health Care	5.0
Materials	4.9
Information Technology	4.2
Airlines	1.5
Special Purpose Acquisition Companies	0.8
Utilities	0.8
Real Estate	0.6
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amneal Pharmaceuticals, LLC, 10.185%, 05/04/28	0.8
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 5.000%, 08/15/28	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.5
Tenet Healthcare Corp., 6.250%, 02/01/27	0.5
OCI, NV, 6.700%, 03/16/33	0.5
Jazz Securities DAC, 4.375%, 01/15/29	0.5
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.5
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.5
Aptiv, PLC / Aptiv Global Financing DAC, 6.875%, 12/15/54 (5 yr. CMT + 3.390%)	0.5
Iron Mountain, Inc., 5.250%, 03/15/28	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011349
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class I
Trading Symbol	CIHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$992,408	$1,007,097
12/31/14	$970,590	$1,008,039
1/31/15	$971,493	$1,029,175
2/28/15	$998,412	$1,019,500
3/31/15	$993,811	$1,024,232
4/30/15	$1,008,225	$1,020,558
5/31/15	$1,012,694	$1,018,099
6/30/15	$996,542	$1,006,997
7/31/15	$985,425	$1,013,998
8/31/15	$966,558	$1,012,540
9/30/15	$943,817	$1,019,389
10/31/15	$970,025	$1,019,563
11/30/15	$950,530	$1,016,867
12/31/15	$927,858	$1,013,583
1/31/16	$907,274	$1,027,528
2/29/16	$913,127	$1,034,819
3/31/16	$939,075	$1,044,310
4/30/16	$964,644	$1,048,321
5/31/16	$966,779	$1,048,590
6/30/16	$972,459	$1,067,431
7/31/16	$997,261	$1,074,180
8/31/16	$1,014,408	$1,072,953
9/30/16	$1,020,758	$1,072,321
10/31/16	$1,022,466	$1,064,120
11/30/16	$1,022,234	$1,038,951
12/31/16	$1,041,191	$1,040,415
1/31/17	$1,054,765	$1,042,457
2/28/17	$1,066,297	$1,049,464
3/31/17	$1,057,519	$1,048,911
4/30/17	$1,074,778	$1,057,008
5/31/17	$1,081,711	$1,065,141
6/30/17	$1,083,595	$1,064,072
7/31/17	$1,094,470	$1,068,652
8/31/17	$1,095,940	$1,078,233
9/30/17	$1,103,290	$1,073,100
10/31/17	$1,105,196	$1,073,722
11/30/17	$1,101,511	$1,072,342
12/31/17	$1,106,863	$1,077,264
1/31/18	$1,116,099	$1,064,857
2/28/18	$1,103,961	$1,054,765
3/31/18	$1,091,968	$1,061,530
4/30/18	$1,100,362	$1,053,633
5/31/18	$1,102,586	$1,061,150
6/30/18	$1,107,360	$1,059,845
7/31/18	$1,119,348	$1,060,098
8/31/18	$1,128,006	$1,066,920
9/30/18	$1,135,087	$1,060,050
10/31/18	$1,111,994	$1,051,675
11/30/18	$1,096,783	$1,057,950
12/31/18	$1,061,733	$1,077,385
1/31/19	$1,116,626	$1,088,830
2/28/19	$1,138,326	$1,088,198
3/31/19	$1,146,224	$1,109,092
4/30/19	$1,165,045	$1,109,376
5/31/19	$1,148,250	$1,129,070
6/30/19	$1,172,222	$1,143,247
7/31/19	$1,176,861	$1,145,763
8/31/19	$1,175,948	$1,175,454
9/30/19	$1,176,894	$1,169,194
10/31/19	$1,179,971	$1,172,716
11/30/19	$1,184,727	$1,172,116
12/31/19	$1,216,430	$1,171,300
1/31/20	$1,218,051	$1,193,842
2/29/20	$1,200,089	$1,215,330
3/31/20	$1,032,445	$1,208,176
4/30/20	$1,070,940	$1,229,655
5/31/20	$1,122,302	$1,235,377
6/30/20	$1,137,856	$1,243,163
7/31/20	$1,184,993	$1,261,730
8/31/20	$1,205,046	$1,251,543
9/30/20	$1,193,328	$1,250,859
10/31/20	$1,196,276	$1,245,274
11/30/20	$1,251,524	$1,257,492
12/31/20	$1,277,751	$1,259,224
1/31/21	$1,286,845	$1,250,196
2/28/21	$1,298,944	$1,232,145
3/31/21	$1,306,361	$1,216,757
4/30/21	$1,321,143	$1,226,370
5/31/21	$1,326,313	$1,230,376
6/30/21	$1,342,430	$1,239,020
7/31/21	$1,349,234	$1,252,875
8/31/21	$1,353,534	$1,250,490
9/30/21	$1,353,628	$1,239,662
10/31/21	$1,353,696	$1,239,320
11/30/21	$1,342,702	$1,242,989
12/31/21	$1,363,400	$1,239,809
1/31/22	$1,333,351	$1,213,098
2/28/22	$1,321,031	$1,199,564
3/31/22	$1,312,190	$1,166,236
4/30/22	$1,271,125	$1,121,979
5/31/22	$1,266,599	$1,129,212
6/30/22	$1,191,458	$1,111,498
7/31/22	$1,250,718	$1,138,656
8/31/22	$1,230,272	$1,106,486
9/30/22	$1,180,163	$1,058,676
10/31/22	$1,212,271	$1,044,963
11/30/22	$1,232,023	$1,083,392
12/31/22	$1,225,297	$1,078,507
1/31/23	$1,270,278	$1,111,687
2/28/23	$1,254,706	$1,082,945
3/31/23	$1,257,183	$1,110,450
4/30/23	$1,273,793	$1,117,183
5/31/23	$1,260,246	$1,105,018
6/30/23	$1,283,613	$1,101,075
7/31/23	$1,304,041	$1,100,311
8/31/23	$1,311,290	$1,093,284
9/30/23	$1,297,394	$1,065,499
10/31/23	$1,278,643	$1,048,685
11/30/23	$1,330,485	$1,096,174
12/31/23	$1,378,666	$1,138,135
1/31/24	$1,381,240	$1,135,008
2/29/24	$1,386,655	$1,118,973
3/31/24	$1,403,638	$1,129,307
4/30/24	$1,390,090	$1,100,780
5/31/24	$1,405,258	$1,119,442
6/30/24	$1,417,276	$1,130,044
7/31/24	$1,441,544	$1,156,439
8/31/24	$1,460,156	$1,173,053
9/30/24	$1,481,433	$1,188,762
10/31/24	$1,476,297	$1,159,282

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	15.46	4.58	3.97
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,435,590
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 215,383
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,435,590	490	42%	$215,383

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	19.6
Financials	15.7
Energy	13.6
Industrials	11.5
Communication Services	9.5
Consumer Staples	5.3
Health Care	5.0
Materials	4.9
Information Technology	4.2
Airlines	1.5
Special Purpose Acquisition Companies	0.8
Utilities	0.8
Real Estate	0.6
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amneal Pharmaceuticals, LLC, 10.185%, 05/04/28	0.8
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 5.000%, 08/15/28	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.5
Tenet Healthcare Corp., 6.250%, 02/01/27	0.5
OCI, NV, 6.700%, 03/16/33	0.5
Jazz Securities DAC, 4.375%, 01/15/29	0.5
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.5
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.5
Aptiv, PLC / Aptiv Global Financing DAC, 6.875%, 12/15/54 (5 yr. CMT + 3.390%)	0.5
Iron Mountain, Inc., 5.250%, 03/15/28	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011378
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class A
Trading Symbol	CIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$141	1.20%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/14	$9,525	$10,000
11/30/14	$9,609	$10,073
12/31/14	$9,236	$9,714
1/31/15	$9,314	$9,701
2/28/15	$9,882	$10,221
3/31/15	$9,888	$10,063
4/30/15	$10,144	$10,578
5/31/15	$10,138	$10,422
6/30/15	$9,977	$10,136
7/31/15	$9,988	$10,110
8/31/15	$9,348	$9,339
9/30/15	$9,036	$8,909
10/31/15	$9,615	$9,574
11/30/15	$9,648	$9,377
12/31/15	$9,494	$9,203
1/31/16	$8,775	$8,579
2/29/16	$8,424	$8,483
3/31/16	$9,054	$9,179
4/30/16	$9,082	$9,429
5/31/16	$9,255	$9,279
6/30/16	$9,065	$9,142
7/31/16	$9,472	$9,596
8/31/16	$9,411	$9,659
9/30/16	$9,645	$9,782
10/31/16	$9,282	$9,642
11/30/16	$8,898	$9,421
12/31/16	$8,909	$9,665
1/31/17	$9,355	$10,008
2/28/17	$9,438	$10,169
3/31/17	$9,734	$10,436
4/30/17	$10,074	$10,666
5/31/17	$10,498	$11,023
6/30/17	$10,531	$11,062
7/31/17	$11,050	$11,473
8/31/17	$11,312	$11,535
9/30/17	$11,596	$11,754
10/31/17	$12,014	$11,976
11/30/17	$12,181	$12,075
12/31/17	$12,400	$12,349
1/31/18	$13,217	$13,038
2/28/18	$12,516	$12,425
3/31/18	$12,412	$12,216
4/30/18	$12,273	$12,421
5/31/18	$12,348	$12,147
6/30/18	$11,931	$11,924
7/31/18	$11,989	$12,212
8/31/18	$12,105	$11,959
9/30/18	$12,000	$12,019
10/31/18	$10,488	$11,042
11/30/18	$10,384	$11,149
12/31/18	$9,788	$10,648
1/31/19	$10,599	$11,454
2/28/19	$10,836	$11,680
3/31/19	$11,133	$11,759
4/30/19	$11,483	$12,079
5/31/19	$10,981	$11,443
6/30/19	$11,766	$12,138
7/31/19	$11,681	$11,995
8/31/19	$11,615	$11,627
9/30/19	$11,516	$11,932
10/31/19	$11,859	$12,350
11/30/19	$12,103	$12,461
12/31/19	$12,657	$13,004
1/31/20	$12,479	$12,657
2/29/20	$11,964	$11,658
3/31/20	$10,401	$9,979
4/30/20	$11,496	$10,742
5/31/20	$12,505	$11,099
6/30/20	$13,442	$11,605
7/31/20	$14,543	$12,128
8/31/20	$15,361	$12,649
9/30/20	$15,156	$12,343
10/31/20	$15,150	$12,080
11/30/20	$17,095	$13,706
12/31/20	$18,299	$14,451
1/31/21	$18,362	$14,485
2/28/21	$18,878	$14,774
3/31/21	$18,571	$14,971
4/30/21	$19,213	$15,421
5/31/21	$19,638	$15,914
6/30/21	$19,450	$15,816
7/31/21	$19,583	$15,560
8/31/21	$20,231	$15,859
9/30/21	$19,220	$15,361
10/31/21	$20,113	$15,731
11/30/21	$19,052	$15,025
12/31/21	$19,539	$15,650
1/31/22	$17,938	$15,075
2/28/22	$17,054	$14,779
3/31/22	$17,104	$14,815
4/30/22	$15,602	$13,894
5/31/22	$15,577	$14,008
6/30/22	$14,132	$12,809
7/31/22	$14,421	$13,252
8/31/22	$13,604	$12,829
9/30/22	$12,308	$11,554
10/31/22	$12,737	$11,901
11/30/22	$14,107	$13,308
12/31/22	$13,538	$13,214
1/31/23	$14,941	$14,288
2/28/23	$14,215	$13,788
3/31/23	$14,842	$14,139
4/30/23	$14,809	$14,395
5/31/23	$14,355	$13,886
6/30/23	$14,842	$14,516
7/31/23	$15,148	$15,111
8/31/23	$14,594	$14,432
9/30/23	$13,777	$13,982
10/31/23	$13,414	$13,408
11/30/23	$14,925	$14,617
12/31/23	$15,575	$15,355
1/31/24	$15,897	$15,205
2/29/24	$17,103	$15,593
3/31/24	$17,689	$16,071
4/30/24	$16,896	$15,818
5/31/24	$17,970	$16,292
6/30/24	$18,490	$16,283
7/31/24	$18,473	$16,665
8/31/24	$18,928	$17,143
9/30/24	$19,068	$17,613
10/31/24	$18,118	$16,757

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	35.07	8.85	6.64
Class A with sales charge	28.66	7.79	6.12
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.30

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,480,525
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,367,965
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011380
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class C
Trading Symbol	CIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$228	1.95%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/14	$10,000	$10,000
11/30/14	$10,077	$10,073
12/31/14	$9,684	$9,714
1/31/15	$9,759	$9,701
2/28/15	$10,352	$10,221
3/31/15	$10,346	$10,063
4/30/15	$10,608	$10,578
5/31/15	$10,596	$10,422
6/30/15	$10,421	$10,136
7/31/15	$10,427	$10,110
8/31/15	$9,753	$9,339
9/30/15	$9,416	$8,909
10/31/15	$10,015	$9,574
11/30/15	$10,046	$9,377
12/31/15	$9,880	$9,203
1/31/16	$9,123	$8,579
2/29/16	$8,760	$8,483
3/31/16	$9,404	$9,179
4/30/16	$9,429	$9,429
5/31/16	$9,598	$9,279
6/30/16	$9,398	$9,142
7/31/16	$9,817	$9,596
8/31/16	$9,748	$9,659
9/30/16	$9,980	$9,782
10/31/16	$9,598	$9,642
11/30/16	$9,192	$9,421
12/31/16	$9,198	$9,665
1/31/17	$9,654	$10,008
2/28/17	$9,736	$10,169
3/31/17	$10,036	$10,436
4/30/17	$10,380	$10,666
5/31/17	$10,811	$11,023
6/30/17	$10,836	$11,062
7/31/17	$11,361	$11,473
8/31/17	$11,624	$11,535
9/30/17	$11,905	$11,754
10/31/17	$12,331	$11,976
11/30/17	$12,493	$12,075
12/31/17	$12,714	$12,349
1/31/18	$13,542	$13,038
2/28/18	$12,818	$12,425
3/31/18	$12,700	$12,216
4/30/18	$12,550	$12,421
5/31/18	$12,616	$12,147
6/30/18	$12,185	$11,924
7/31/18	$12,237	$12,212
8/31/18	$12,348	$11,959
9/30/18	$12,231	$12,019
10/31/18	$10,685	$11,042
11/30/18	$10,567	$11,149
12/31/18	$9,954	$10,648
1/31/19	$10,776	$11,454
2/28/19	$11,009	$11,680
3/31/19	$11,303	$11,759
4/30/19	$11,657	$12,079
5/31/19	$11,145	$11,443
6/30/19	$11,929	$12,138
7/31/19	$11,838	$11,995
8/31/19	$11,755	$11,627
9/30/19	$11,650	$11,932
10/31/19	$11,989	$12,350
11/30/19	$12,230	$12,461
12/31/19	$12,780	$13,004
1/31/20	$12,592	$12,657
2/29/20	$12,064	$11,658
3/31/20	$10,489	$9,979
4/30/20	$11,582	$10,742
5/31/20	$12,592	$11,099
6/30/20	$13,526	$11,605
7/31/20	$14,626	$12,128
8/31/20	$15,440	$12,649
9/30/20	$15,222	$12,343
10/31/20	$15,207	$12,080
11/30/20	$17,151	$13,706
12/31/20	$18,345	$14,451
1/31/21	$18,401	$14,485
2/28/21	$18,899	$14,774
3/31/21	$18,578	$14,971
4/30/21	$19,213	$15,421
5/31/21	$19,622	$15,914
6/30/21	$19,421	$15,816
7/31/21	$19,542	$15,560
8/31/21	$20,177	$15,859
9/30/21	$19,156	$15,361
10/31/21	$20,040	$15,731
11/30/21	$18,971	$15,025
12/31/21	$19,442	$15,650
1/31/22	$17,837	$15,075
2/28/22	$16,946	$14,779
3/31/22	$16,985	$14,815
4/30/22	$15,487	$13,894
5/31/22	$15,448	$14,008
6/30/22	$14,009	$12,809
7/31/22	$14,283	$13,252
8/31/22	$13,470	$12,829
9/30/22	$12,178	$11,554
10/31/22	$12,589	$11,901
11/30/22	$13,940	$13,308
12/31/22	$13,372	$13,214
1/31/23	$14,743	$14,288
2/28/23	$14,019	$13,788
3/31/23	$14,626	$14,139
4/30/23	$14,586	$14,395
5/31/23	$14,136	$13,886
6/30/23	$14,596	$14,516
7/31/23	$14,890	$15,111
8/31/23	$14,342	$14,432
9/30/23	$13,529	$13,982
10/31/23	$13,157	$13,408
11/30/23	$14,635	$14,617
12/31/23	$15,262	$15,355
1/31/24	$15,575	$15,205
2/29/24	$16,740	$15,593
3/31/24	$17,298	$16,071
4/30/24	$16,515	$15,818
5/31/24	$17,553	$16,292
6/30/24	$18,062	$16,283
7/31/24	$18,032	$16,665
8/31/24	$18,453	$17,143
9/30/24	$18,590	$17,613
10/31/24	$17,651	$16,757

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	34.15	8.04	5.85
Class C with sales charge	33.15	8.04	5.85
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.30

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,480,525
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,367,965
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011381
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class I
Trading Symbol	CIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI ex-US Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,009,231	$1,007,365
12/31/14	$970,611	$971,394
1/31/15	$978,108	$970,072
2/28/15	$1,038,663	$1,022,076
3/31/15	$1,039,240	$1,006,316
4/30/15	$1,066,346	$1,057,833
5/31/15	$1,066,346	$1,042,248
6/30/15	$1,049,044	$1,013,603
7/31/15	$1,050,774	$1,010,999
8/31/15	$983,299	$933,907
9/30/15	$950,426	$890,959
10/31/15	$1,011,558	$957,383
11/30/15	$1,016,171	$937,735
12/31/15	$999,615	$920,362
1/31/16	$924,542	$857,864
2/29/16	$887,584	$848,323
3/31/16	$953,994	$917,933
4/30/16	$956,881	$942,905
5/31/16	$975,360	$927,883
6/30/16	$955,726	$914,221
7/31/16	$999,037	$959,637
8/31/16	$992,685	$965,894
9/30/16	$1,017,516	$978,234
10/31/16	$979,403	$964,262
11/30/16	$938,979	$942,088
12/31/16	$940,134	$966,516
1/31/17	$987,488	$1,000,835
2/28/17	$996,727	$1,016,946
3/31/17	$1,028,488	$1,043,666
4/30/17	$1,064,292	$1,066,617
5/31/17	$1,109,335	$1,102,336
6/30/17	$1,113,378	$1,106,222
7/31/17	$1,168,238	$1,147,285
8/31/17	$1,195,957	$1,153,542
9/30/17	$1,225,986	$1,175,385
10/31/17	$1,271,029	$1,197,637
11/30/17	$1,288,931	$1,207,528
12/31/17	$1,312,171	$1,234,890
1/31/18	$1,399,129	$1,303,781
2/28/18	$1,325,365	$1,242,528
3/31/18	$1,314,570	$1,221,578
4/30/18	$1,300,177	$1,242,100
5/31/18	$1,307,973	$1,214,680
6/30/18	$1,264,194	$1,192,370
7/31/18	$1,270,791	$1,221,248
8/31/18	$1,283,385	$1,195,927
9/30/18	$1,272,590	$1,201,873
10/31/18	$1,112,467	$1,104,260
11/30/18	$1,101,072	$1,114,890
12/31/18	$1,038,133	$1,064,810
1/31/19	$1,124,531	$1,145,458
2/28/19	$1,149,702	$1,167,981
3/31/19	$1,181,676	$1,175,930
4/30/19	$1,219,773	$1,207,878
5/31/19	$1,166,710	$1,144,350
6/30/19	$1,250,386	$1,213,825
7/31/19	$1,241,542	$1,199,522
8/31/19	$1,234,059	$1,162,715
9/30/19	$1,223,854	$1,193,206
10/31/19	$1,260,591	$1,235,007
11/30/19	$1,287,122	$1,246,084
12/31/19	$1,346,308	$1,300,458
1/31/20	$1,327,260	$1,265,673
2/29/20	$1,272,836	$1,165,805
3/31/20	$1,106,843	$997,920
4/30/20	$1,223,854	$1,074,196
5/31/20	$1,331,341	$1,109,895
6/30/20	$1,431,345	$1,160,538
7/31/20	$1,549,036	$1,212,795
8/31/20	$1,636,795	$1,264,954
9/30/20	$1,615,025	$1,234,366
10/31/20	$1,614,345	$1,208,014
11/30/20	$1,822,516	$1,370,671
12/31/20	$1,951,712	$1,445,159
1/31/21	$1,958,896	$1,448,540
2/28/21	$2,013,489	$1,477,418
3/31/21	$1,981,164	$1,497,162
4/30/21	$2,050,124	$1,542,151
5/31/21	$2,096,097	$1,591,453
6/30/21	$2,076,702	$1,581,658
7/31/21	$2,091,069	$1,556,045
8/31/21	$2,160,747	$1,585,914
9/30/21	$2,052,997	$1,536,107
10/31/21	$2,149,254	$1,573,147
11/30/21	$2,036,476	$1,502,526
12/31/21	$2,088,937	$1,565,024
1/31/22	$1,917,824	$1,507,520
2/28/22	$1,823,796	$1,477,885
3/31/22	$1,828,879	$1,481,538
4/30/22	$1,668,778	$1,389,444
5/31/22	$1,666,237	$1,400,831
6/30/22	$1,512,065	$1,280,928
7/31/22	$1,544,255	$1,325,255
8/31/22	$1,457,004	$1,282,949
9/30/22	$1,318,080	$1,155,369
10/31/22	$1,363,824	$1,190,077
11/30/22	$1,511,218	$1,330,794
12/31/22	$1,451,074	$1,321,388
1/31/23	$1,601,010	$1,428,777
2/28/23	$1,523,925	$1,378,813
3/31/23	$1,590,845	$1,413,910
4/30/23	$1,588,304	$1,439,562
5/31/23	$1,540,019	$1,388,627
6/30/23	$1,592,539	$1,451,669
7/31/23	$1,625,576	$1,511,135
8/31/23	$1,566,279	$1,443,196
9/30/23	$1,479,029	$1,398,266
10/31/23	$1,440,062	$1,340,782
11/30/23	$1,602,705	$1,461,735
12/31/23	$1,673,458	$1,535,563
1/31/24	$1,708,286	$1,520,521
2/29/24	$1,837,405	$1,559,291
3/31/24	$1,901,116	$1,607,136
4/30/24	$1,816,169	$1,581,853
5/31/24	$1,931,697	$1,629,251
6/30/24	$1,989,461	$1,628,337
7/31/24	$1,987,762	$1,666,563
8/31/24	$2,036,182	$1,714,369
9/30/24	$2,052,322	$1,761,300
10/31/24	$1,950,385	$1,675,755

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	35.44	9.12	6.91
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.30

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,480,525
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,367,965
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204888
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class R6
Trading Symbol	CIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex-US Gross Total Return Index
9/17/18	$10,000	$10,000
9/30/18	$10,220	$10,200
10/31/18	$8,933	$9,371
11/30/18	$8,846	$9,461
12/31/18	$8,340	$9,036
1/31/19	$9,034	$9,721
2/28/19	$9,235	$9,912
3/31/19	$9,495	$9,979
4/30/19	$9,799	$10,251
5/31/19	$9,376	$9,711
6/30/19	$10,049	$10,301
7/31/19	$9,978	$10,180
8/31/19	$9,924	$9,867
9/30/19	$9,843	$10,126
10/31/19	$10,130	$10,481
11/30/19	$10,342	$10,575
12/31/19	$10,819	$11,036
1/31/20	$10,673	$10,741
2/29/20	$10,233	$9,894
3/31/20	$8,904	$8,469
4/30/20	$9,843	$9,116
5/31/20	$10,705	$9,419
6/30/20	$11,514	$9,849
7/31/20	$12,463	$10,292
8/31/20	$13,169	$10,735
9/30/20	$12,995	$10,475
10/31/20	$12,990	$10,252
11/30/20	$14,666	$11,632
12/31/20	$15,703	$12,264
1/31/21	$15,760	$12,293
2/28/21	$16,207	$12,538
3/31/21	$15,944	$12,706
4/30/21	$16,500	$13,087
5/31/21	$16,872	$13,506
6/30/21	$16,717	$13,423
7/31/21	$16,832	$13,205
8/31/21	$17,394	$13,459
9/30/21	$16,528	$13,036
10/31/21	$17,308	$13,350
11/30/21	$16,396	$12,751
12/31/21	$16,824	$13,282
1/31/22	$15,447	$12,794
2/28/22	$14,690	$12,542
3/31/22	$14,737	$12,573
4/30/22	$13,447	$11,791
5/31/22	$13,427	$11,888
6/30/22	$12,184	$10,871
7/31/22	$12,441	$11,247
8/31/22	$11,739	$10,888
9/30/22	$10,624	$9,805
10/31/22	$10,996	$10,100
11/30/22	$12,184	$11,294
12/31/22	$11,698	$11,214
1/31/23	$12,914	$12,125
2/28/23	$12,292	$11,701
3/31/23	$12,833	$11,999
4/30/23	$12,812	$12,217
5/31/23	$12,421	$11,785
6/30/23	$12,846	$12,320
7/31/23	$13,116	$12,824
8/31/23	$12,637	$12,248
9/30/23	$11,934	$11,866
10/31/23	$11,624	$11,378
11/30/23	$12,934	$12,405
12/31/23	$13,505	$13,031
1/31/24	$13,790	$12,904
2/29/24	$14,834	$13,233
3/31/24	$15,349	$13,639
4/30/24	$14,664	$13,424
5/31/24	$15,600	$13,827
6/30/24	$16,061	$13,819
7/31/24	$16,054	$14,143
8/31/24	$16,447	$14,549
9/30/24	$16,576	$14,947
10/31/24	$15,756	$14,221

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/17/18
Class R6	35.55	9.24	7.71
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.92

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,480,525
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,367,965
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234923
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$157	1.35%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$9,524	$10,000
4/30/22	$8,610	$9,378
5/31/22	$8,533	$9,455
6/30/22	$7,590	$8,646
7/31/22	$7,924	$8,945
8/31/22	$7,590	$8,660
9/30/22	$7,019	$7,798
10/31/22	$7,286	$8,033
11/30/22	$7,743	$8,983
12/31/22	$7,596	$8,919
1/31/23	$7,970	$9,644
2/28/23	$7,768	$9,307
3/31/23	$7,826	$9,544
4/30/23	$7,740	$9,717
5/31/23	$7,462	$9,373
6/30/23	$7,721	$9,798
7/31/23	$8,037	$10,200
8/31/23	$7,845	$9,741
9/30/23	$7,472	$9,438
10/31/23	$7,222	$9,050
11/30/23	$8,085	$9,866
12/31/23	$8,602	$10,365
1/31/24	$8,678	$10,263
2/29/24	$9,224	$10,525
3/31/24	$9,435	$10,848
4/30/24	$9,215	$10,677
5/31/24	$9,770	$10,997
6/30/24	$10,019	$10,991
7/31/24	$10,163	$11,249
8/31/24	$10,048	$11,572
9/30/24	$10,134	$11,888
10/31/24	$9,531	$11,311

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class A without sales charge	31.96	0.03
Class A with sales charge	25.63	-1.84
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,719,979
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 37,884
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234922
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$242	2.10%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$10,000	$10,000
4/30/22	$9,040	$9,378
5/31/22	$8,950	$9,455
6/30/22	$7,960	$8,646
7/31/22	$8,300	$8,945
8/31/22	$7,950	$8,660
9/30/22	$7,340	$7,798
10/31/22	$7,620	$8,033
11/30/22	$8,080	$8,983
12/31/22	$7,929	$8,919
1/31/23	$8,311	$9,644
2/28/23	$8,089	$9,307
3/31/23	$8,150	$9,544
4/30/23	$8,059	$9,717
5/31/23	$7,768	$9,373
6/30/23	$8,029	$9,798
7/31/23	$8,351	$10,200
8/31/23	$8,150	$9,741
9/30/23	$7,748	$9,438
10/31/23	$7,497	$9,050
11/30/23	$8,381	$9,866
12/31/23	$8,903	$10,365
1/31/24	$8,984	$10,263
2/29/24	$9,547	$10,525
3/31/24	$9,758	$10,848
4/30/24	$9,526	$10,677
5/31/24	$10,089	$10,997
6/30/24	$10,340	$10,991
7/31/24	$10,481	$11,249
8/31/24	$10,350	$11,572
9/30/24	$10,441	$11,888
10/31/24	$9,808	$11,311

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class C without sales charge	30.83	-0.75
Class C with sales charge	29.83	-0.75
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,719,979
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 37,884
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234924
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$128	1.10%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$1,000,000	$1,000,000
4/30/22	$904,000	$937,839
5/31/22	$897,000	$945,525
6/30/22	$797,000	$864,593
7/31/22	$833,000	$894,513
8/31/22	$798,000	$865,957
9/30/22	$737,000	$779,844
10/31/22	$766,000	$803,271
11/30/22	$814,000	$898,251
12/31/22	$798,545	$891,903
1/31/23	$838,825	$964,387
2/28/23	$816,671	$930,664
3/31/23	$823,720	$954,353
4/30/23	$814,657	$971,667
5/31/23	$786,461	$937,288
6/30/23	$813,650	$979,839
7/31/23	$846,881	$1,019,977
8/31/23	$826,741	$974,120
9/30/23	$787,468	$943,794
10/31/23	$762,293	$904,994
11/30/23	$852,923	$986,634
12/31/23	$907,300	$1,036,465
1/31/24	$916,363	$1,026,313
2/29/24	$973,762	$1,052,481
3/31/24	$995,916	$1,084,775
4/30/24	$972,755	$1,067,710
5/31/24	$1,032,167	$1,099,702
6/30/24	$1,057,342	$1,099,086
7/31/24	$1,073,454	$1,124,887
8/31/24	$1,061,370	$1,157,155
9/30/24	$1,071,440	$1,188,832
10/31/24	$1,006,992	$1,131,091

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class I	32.10	0.27
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,719,979
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 37,884
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234925
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$125	1.08%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$10,000	$10,000
4/30/22	$9,040	$9,378
5/31/22	$8,970	$9,455
6/30/22	$7,970	$8,646
7/31/22	$8,330	$8,945
8/31/22	$7,980	$8,660
9/30/22	$7,380	$7,798
10/31/22	$7,660	$8,033
11/30/22	$8,140	$8,983
12/31/22	$7,986	$8,919
1/31/23	$8,388	$9,644
2/28/23	$8,167	$9,307
3/31/23	$8,237	$9,544
4/30/23	$8,147	$9,717
5/31/23	$7,875	$9,373
6/30/23	$8,137	$9,798
7/31/23	$8,469	$10,200
8/31/23	$8,268	$9,741
9/30/23	$7,875	$9,438
10/31/23	$7,623	$9,050
11/30/23	$8,529	$9,866
12/31/23	$9,073	$10,365
1/31/24	$9,164	$10,263
2/29/24	$9,738	$10,525
3/31/24	$9,959	$10,848
4/30/24	$9,728	$10,677
5/31/24	$10,322	$10,997
6/30/24	$10,584	$10,991
7/31/24	$10,735	$11,249
8/31/24	$10,614	$11,572
9/30/24	$10,715	$11,888
10/31/24	$10,070	$11,311

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class R6	32.10	0.27
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,719,979
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 37,884
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011366
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class A
Trading Symbol	CVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,528	$9,999
11/30/14	$9,565	$10,070
12/31/14	$9,529	$10,080
1/31/15	$9,448	$10,291
2/28/15	$9,617	$10,194
3/31/15	$9,579	$10,242
4/30/15	$9,675	$10,205
5/31/15	$9,727	$10,180
6/30/15	$9,660	$10,069
7/31/15	$9,712	$10,139
8/31/15	$9,535	$10,125
9/30/15	$9,451	$10,193
10/31/15	$9,681	$10,195
11/30/15	$9,651	$10,168
12/31/15	$9,627	$10,135
1/31/16	$9,454	$10,275
2/29/16	$9,431	$10,348
3/31/16	$9,643	$10,443
4/30/16	$9,726	$10,483
5/31/16	$9,779	$10,485
6/30/16	$9,808	$10,674
7/31/16	$9,929	$10,741
8/31/16	$9,952	$10,729
9/30/16	$9,980	$10,723
10/31/16	$9,987	$10,641
11/30/16	$10,048	$10,389
12/31/16	$10,081	$10,404
1/31/17	$10,135	$10,424
2/28/17	$10,244	$10,494
3/31/17	$10,256	$10,489
4/30/17	$10,279	$10,570
5/31/17	$10,302	$10,651
6/30/17	$10,352	$10,640
7/31/17	$10,398	$10,686
8/31/17	$10,398	$10,782
9/30/17	$10,429	$10,730
10/31/17	$10,460	$10,737
11/30/17	$10,499	$10,723
12/31/17	$10,543	$10,772
1/31/18	$10,678	$10,648
2/28/18	$10,670	$10,547
3/31/18	$10,676	$10,615
4/30/18	$10,732	$10,536
5/31/18	$10,764	$10,611
6/30/18	$10,763	$10,598
7/31/18	$10,835	$10,600
8/31/18	$10,891	$10,669
9/30/18	$10,905	$10,600
10/31/18	$10,857	$10,516
11/30/18	$10,889	$10,579
12/31/18	$10,705	$10,773
1/31/19	$10,913	$10,888
2/28/19	$10,963	$10,881
3/31/19	$11,005	$11,090
4/30/19	$11,080	$11,093
5/31/19	$11,030	$11,290
6/30/19	$11,159	$11,432
7/31/19	$11,209	$11,457
8/31/19	$11,251	$11,754
9/30/19	$11,267	$11,691
10/31/19	$11,326	$11,727
11/30/19	$11,343	$11,721
12/31/19	$11,388	$11,712
1/31/20	$11,413	$11,938
2/29/20	$11,261	$12,153
3/31/20	$10,950	$12,081
4/30/20	$11,297	$12,296
5/31/20	$11,373	$12,353
6/30/20	$11,500	$12,431
7/31/20	$11,636	$12,617
8/31/20	$11,738	$12,515
9/30/20	$11,747	$12,508
10/31/20	$11,696	$12,452
11/30/20	$11,908	$12,574
12/31/20	$11,978	$12,592
1/31/21	$11,953	$12,501
2/28/21	$12,046	$12,321
3/31/21	$12,131	$12,167
4/30/21	$12,208	$12,263
5/31/21	$12,259	$12,303
6/30/21	$12,283	$12,390
7/31/21	$12,317	$12,528
8/31/21	$12,385	$12,504
9/30/21	$12,347	$12,396
10/31/21	$12,475	$12,393
11/30/21	$12,441	$12,429
12/31/21	$12,541	$12,397
1/31/22	$12,447	$12,130
2/28/22	$12,328	$11,995
3/31/22	$12,371	$11,662
4/30/22	$12,080	$11,219
5/31/22	$11,995	$11,292
6/30/22	$11,657	$11,114
7/31/22	$11,938	$11,386
8/31/22	$11,904	$11,064
9/30/22	$11,619	$10,586
10/31/22	$11,824	$10,449
11/30/22	$11,995	$10,833
12/31/22	$11,978	$10,785
1/31/23	$12,236	$11,116
2/28/23	$12,202	$10,829
3/31/23	$12,349	$11,104
4/30/23	$12,426	$11,171
5/31/23	$12,469	$11,050
6/30/23	$12,678	$11,010
7/31/23	$12,738	$11,003
8/31/23	$12,773	$10,932
9/30/23	$12,768	$10,654
10/31/23	$12,742	$10,486
11/30/23	$12,941	$10,961
12/31/23	$13,046	$11,381
1/31/24	$13,092	$11,349
2/29/24	$13,191	$11,189
3/31/24	$13,280	$11,292
4/30/24	$13,261	$11,007
5/31/24	$13,389	$11,194
6/30/24	$13,472	$11,300
7/31/24	$13,545	$11,564
8/31/24	$13,691	$11,730
9/30/24	$13,802	$11,887
10/31/24	$13,839	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	8.61	4.09	3.80
Class A with sales charge	6.15	3.62	3.30
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,075,236,249
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 94,602,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011368
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class C
Trading Symbol	CVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$203	1.95%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$10,030	$10,070
12/31/14	$9,990	$10,080
1/31/15	$9,899	$10,291
2/28/15	$10,074	$10,194
3/31/15	$10,031	$10,242
4/30/15	$10,122	$10,205
5/31/15	$10,167	$10,180
6/30/15	$10,091	$10,069
7/31/15	$10,137	$10,139
8/31/15	$9,955	$10,125
9/30/15	$9,858	$10,193
10/31/15	$10,086	$10,195
11/30/15	$10,056	$10,168
12/31/15	$10,020	$10,135
1/31/16	$9,835	$10,275
2/29/16	$9,804	$10,348
3/31/16	$10,018	$10,443
4/30/16	$10,103	$10,483
5/31/16	$10,149	$10,485
6/30/16	$10,174	$10,674
7/31/16	$10,290	$10,741
8/31/16	$10,306	$10,729
9/30/16	$10,329	$10,723
10/31/16	$10,329	$10,641
11/30/16	$10,384	$10,389
12/31/16	$10,413	$10,404
1/31/17	$10,468	$10,424
2/28/17	$10,571	$10,494
3/31/17	$10,580	$10,489
4/30/17	$10,595	$10,570
5/31/17	$10,611	$10,651
6/30/17	$10,658	$10,640
7/31/17	$10,698	$10,686
8/31/17	$10,690	$10,782
9/30/17	$10,717	$10,730
10/31/17	$10,740	$10,737
11/30/17	$10,772	$10,723
12/31/17	$10,811	$10,772
1/31/18	$10,948	$10,648
2/28/18	$10,924	$10,547
3/31/18	$10,924	$10,615
4/30/18	$10,980	$10,536
5/31/18	$11,004	$10,611
6/30/18	$11,000	$10,598
7/31/18	$11,065	$10,600
8/31/18	$11,113	$10,669
9/30/18	$11,122	$10,600
10/31/18	$11,066	$10,516
11/30/18	$11,090	$10,579
12/31/18	$10,890	$10,773
1/31/19	$11,098	$10,888
2/28/19	$11,149	$10,881
3/31/19	$11,184	$11,090
4/30/19	$11,251	$11,093
5/31/19	$11,192	$11,290
6/30/19	$11,316	$11,432
7/31/19	$11,366	$11,457
8/31/19	$11,400	$11,754
9/30/19	$11,401	$11,691
10/31/19	$11,460	$11,727
11/30/19	$11,460	$11,721
12/31/19	$11,507	$11,712
1/31/20	$11,524	$11,938
2/29/20	$11,356	$12,153
3/31/20	$11,042	$12,081
4/30/20	$11,386	$12,296
5/31/20	$11,454	$12,353
6/30/20	$11,574	$12,431
7/31/20	$11,708	$12,617
8/31/20	$11,801	$12,515
9/30/20	$11,801	$12,508
10/31/20	$11,742	$12,452
11/30/20	$11,952	$12,574
12/31/20	$12,011	$12,592
1/31/21	$11,977	$12,501
2/28/21	$12,069	$12,321
3/31/21	$12,137	$12,167
4/30/21	$12,212	$12,263
5/31/21	$12,254	$12,303
6/30/21	$12,264	$12,390
7/31/21	$12,289	$12,528
8/31/21	$12,356	$12,504
9/30/21	$12,306	$12,396
10/31/21	$12,432	$12,393
11/30/21	$12,382	$12,429
12/31/21	$12,482	$12,397
1/31/22	$12,382	$12,130
2/28/22	$12,256	$11,995
3/31/22	$12,289	$11,662
4/30/22	$11,995	$11,219
5/31/22	$11,903	$11,292
6/30/22	$11,558	$11,114
7/31/22	$11,827	$11,386
8/31/22	$11,785	$11,064
9/30/22	$11,500	$10,586
10/31/22	$11,693	$10,449
11/30/22	$11,852	$10,833
12/31/22	$11,829	$10,785
1/31/23	$12,083	$11,116
2/28/23	$12,040	$10,829
3/31/23	$12,175	$11,104
4/30/23	$12,243	$11,171
5/31/23	$12,277	$11,050
6/30/23	$12,474	$11,010
7/31/23	$12,524	$11,003
8/31/23	$12,558	$10,932
9/30/23	$12,537	$10,654
10/31/23	$12,503	$10,486
11/30/23	$12,689	$10,961
12/31/23	$12,793	$11,381
1/31/24	$12,828	$11,349
2/29/24	$12,917	$11,189
3/31/24	$12,996	$11,292
4/30/24	$12,970	$11,007
5/31/24	$13,085	$11,194
6/30/24	$13,158	$11,300
7/31/24	$13,220	$11,564
8/31/24	$13,353	$11,730
9/30/24	$13,461	$11,887
10/31/24	$13,479	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	7.80	3.30	3.03
Class C with sales charge	6.80	3.30	3.03
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,075,236,249
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 94,602,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011369
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class I
Trading Symbol	CMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$1,004,619	$1,007,097
12/31/14	$1,000,772	$1,008,039
1/31/15	$992,185	$1,029,175
2/28/15	$1,010,920	$1,019,500
3/31/15	$1,006,759	$1,024,232
4/30/15	$1,016,944	$1,020,558
5/31/15	$1,023,212	$1,018,099
6/30/15	$1,015,984	$1,006,997
7/31/15	$1,021,480	$1,013,998
8/31/15	$1,003,421	$1,012,540
9/30/15	$994,448	$1,019,389
10/31/15	$1,018,857	$1,019,563
11/30/15	$1,016,495	$1,016,867
12/31/15	$1,013,786	$1,013,583
1/31/16	$996,113	$1,027,528
2/29/16	$993,703	$1,034,819
3/31/16	$1,016,116	$1,044,310
4/30/16	$1,024,980	$1,048,321
5/31/16	$1,031,426	$1,048,590
6/30/16	$1,034,281	$1,067,431
7/31/16	$1,047,220	$1,074,180
8/31/16	$1,049,646	$1,072,953
9/30/16	$1,053,313	$1,072,321
10/31/16	$1,053,313	$1,064,120
11/30/16	$1,060,616	$1,038,951
12/31/16	$1,064,831	$1,040,415
1/31/17	$1,070,623	$1,042,457
2/28/17	$1,082,206	$1,049,464
3/31/17	$1,084,189	$1,048,911
4/30/17	$1,086,679	$1,057,008
5/31/17	$1,089,170	$1,065,141
6/30/17	$1,094,435	$1,064,072
7/31/17	$1,099,428	$1,068,652
8/31/17	$1,099,428	$1,078,233
9/30/17	$1,103,427	$1,073,100
10/31/17	$1,106,766	$1,073,722
11/30/17	$1,110,939	$1,072,342
12/31/17	$1,115,435	$1,077,264
1/31/18	$1,130,796	$1,064,857
2/28/18	$1,129,943	$1,054,765
3/31/18	$1,130,417	$1,061,530
4/30/18	$1,137,257	$1,053,633
5/31/18	$1,140,678	$1,061,150
6/30/18	$1,141,312	$1,059,845
7/31/18	$1,148,172	$1,060,098
8/31/18	$1,154,174	$1,066,920
9/30/18	$1,156,419	$1,060,050
10/31/18	$1,151,248	$1,051,675
11/30/18	$1,154,695	$1,057,950
12/31/18	$1,135,528	$1,077,385
1/31/19	$1,157,933	$1,088,830
2/28/19	$1,164,207	$1,088,198
3/31/19	$1,168,446	$1,109,092
4/30/19	$1,176,535	$1,109,376
5/31/19	$1,172,041	$1,129,070
6/30/19	$1,185,734	$1,143,247
7/31/19	$1,191,144	$1,145,763
8/31/19	$1,196,554	$1,175,454
9/30/19	$1,198,085	$1,169,194
10/31/19	$1,204,424	$1,172,716
11/30/19	$1,206,235	$1,172,116
12/31/19	$1,211,920	$1,171,300
1/31/20	$1,214,651	$1,193,842
2/29/20	$1,198,262	$1,215,330
3/31/20	$1,165,473	$1,208,176
4/30/20	$1,202,951	$1,229,655
5/31/20	$1,211,178	$1,235,377
6/30/20	$1,224,701	$1,243,163
7/31/20	$1,239,368	$1,261,730
8/31/20	$1,251,285	$1,251,543
9/30/20	$1,252,202	$1,250,859
10/31/20	$1,246,702	$1,245,274
11/30/20	$1,269,619	$1,257,492
12/31/20	$1,276,785	$1,259,224
1/31/21	$1,274,946	$1,250,196
2/28/21	$1,285,977	$1,232,145
3/31/21	$1,294,250	$1,216,757
4/30/21	$1,303,442	$1,226,370
5/31/21	$1,308,957	$1,230,376
6/30/21	$1,311,432	$1,239,020
7/31/21	$1,315,118	$1,252,875
8/31/21	$1,322,491	$1,250,490
9/30/21	$1,319,162	$1,239,662
10/31/21	$1,332,999	$1,239,320
11/30/21	$1,329,309	$1,242,989
12/31/21	$1,340,942	$1,239,809
1/31/22	$1,330,783	$1,213,098
2/28/22	$1,318,778	$1,199,564
3/31/22	$1,322,780	$1,166,236
4/30/22	$1,293,221	$1,121,979
5/31/22	$1,283,984	$1,129,212
6/30/22	$1,247,242	$1,111,498
7/31/22	$1,277,752	$1,138,656
8/31/22	$1,274,979	$1,106,486
9/30/22	$1,244,883	$1,058,676
10/31/22	$1,266,186	$1,044,963
11/30/22	$1,285,638	$1,083,392
12/31/22	$1,283,775	$1,078,507
1/31/23	$1,311,764	$1,111,687
2/28/23	$1,308,032	$1,082,945
3/31/23	$1,323,941	$1,110,450
4/30/23	$1,333,284	$1,117,183
5/31/23	$1,337,956	$1,105,018
6/30/23	$1,360,549	$1,101,075
7/31/23	$1,367,108	$1,100,311
8/31/23	$1,371,793	$1,093,284
9/30/23	$1,370,272	$1,065,499
10/31/23	$1,368,388	$1,048,685
11/30/23	$1,390,049	$1,096,174
12/31/23	$1,401,445	$1,138,135
1/31/24	$1,407,375	$1,135,008
2/29/24	$1,418,246	$1,118,973
3/31/24	$1,427,771	$1,129,307
4/30/24	$1,425,791	$1,100,780
5/31/24	$1,440,643	$1,119,442
6/30/24	$1,449,689	$1,130,044
7/31/24	$1,457,638	$1,156,439
8/31/24	$1,472,542	$1,173,053
9/30/24	$1,485,618	$1,188,762
10/31/24	$1,489,606	$1,159,282

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	8.86	4.34	4.07
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,075,236,249
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 94,602,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220408
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class R6
Trading Symbol	CVSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
6/23/20	$10,000	$10,001
6/30/20	$10,007	$10,027
7/31/20	$10,135	$10,177
8/31/20	$10,225	$10,095
9/30/20	$10,232	$10,089
10/31/20	$10,195	$10,044
11/30/20	$10,382	$10,143
12/31/20	$10,444	$10,157
1/31/21	$10,422	$10,084
2/28/21	$10,512	$9,938
3/31/21	$10,587	$9,814
4/30/21	$10,662	$9,892
5/31/21	$10,707	$9,924
6/30/21	$10,729	$9,994
7/31/21	$10,760	$10,105
8/31/21	$10,820	$10,086
9/30/21	$10,795	$9,999
10/31/21	$10,908	$9,996
11/30/21	$10,878	$10,026
12/31/21	$10,967	$10,000
1/31/22	$10,892	$9,784
2/28/22	$10,793	$9,675
3/31/22	$10,828	$9,407
4/30/22	$10,579	$9,050
5/31/22	$10,503	$9,108
6/30/22	$10,212	$8,965
7/31/22	$10,462	$9,184
8/31/22	$10,439	$8,925
9/30/22	$10,195	$8,539
10/31/22	$10,369	$8,428
11/30/22	$10,528	$8,738
12/31/22	$10,516	$8,699
1/31/23	$10,745	$8,967
2/28/23	$10,714	$8,735
3/31/23	$10,847	$8,957
4/30/23	$10,923	$9,011
5/31/23	$10,962	$8,913
6/30/23	$11,149	$8,881
7/31/23	$11,203	$8,875
8/31/23	$11,233	$8,818
9/30/23	$11,231	$8,594
10/31/23	$11,207	$8,458
11/30/23	$11,385	$8,841
12/31/23	$11,488	$9,180
1/31/24	$11,529	$9,155
2/29/24	$11,618	$9,025
3/31/24	$11,698	$9,109
4/30/24	$11,690	$8,879
5/31/24	$11,804	$9,029
6/30/24	$11,880	$9,115
7/31/24	$11,954	$9,327
8/31/24	$12,076	$9,461
9/30/24	$12,185	$9,588
10/31/24	$12,210	$9,350

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/23/20
Class R6	8.94	4.69
Bloomberg U.S. Aggregate Bond Index	10.55	-1.53

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,075,236,249
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 94,602,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165048
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class A
Trading Symbol	CPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$262	2.43%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,527	$9,999
11/30/14	$9,768	$10,267
12/31/14	$9,212	$10,242
1/31/15	$9,128	$9,934
2/28/15	$9,917	$10,505
3/31/15	$9,694	$10,339
4/30/15	$9,981	$10,438
5/31/15	$10,093	$10,572
6/30/15	$10,445	$10,368
7/31/15	$10,538	$10,585
8/31/15	$10,278	$9,946
9/30/15	$9,963	$9,700
10/31/15	$10,334	$10,518
11/30/15	$9,972	$10,550
12/31/15	$9,647	$10,383
1/31/16	$9,054	$9,868
2/29/16	$9,184	$9,855
3/31/16	$9,583	$10,523
4/30/16	$9,731	$10,564
5/31/16	$9,740	$10,754
6/30/16	$9,054	$10,782
7/31/16	$9,471	$11,179
8/31/16	$9,759	$11,195
9/30/16	$9,796	$11,197
10/31/16	$9,991	$10,993
11/30/16	$10,705	$11,400
12/31/16	$10,852	$11,625
1/31/17	$10,862	$11,846
2/28/17	$11,030	$12,316
3/31/17	$11,161	$12,330
4/30/17	$11,245	$12,457
5/31/17	$11,086	$12,632
6/30/17	$11,535	$12,711
7/31/17	$11,517	$12,972
8/31/17	$11,348	$13,012
9/30/17	$11,582	$13,281
10/31/17	$11,535	$13,591
11/30/17	$11,610	$14,007
12/31/17	$11,817	$14,163
1/31/18	$12,092	$14,974
2/28/18	$11,988	$14,422
3/31/18	$12,026	$14,056
4/30/18	$12,045	$14,109
5/31/18	$11,893	$14,449
6/30/18	$11,808	$14,538
7/31/18	$11,950	$15,079
8/31/18	$11,865	$15,571
9/30/18	$11,571	$15,659
10/31/18	$11,496	$14,589
11/30/18	$11,581	$14,886
12/31/18	$11,090	$13,542
1/31/19	$11,592	$14,627
2/28/19	$11,582	$15,097
3/31/19	$11,454	$15,390
4/30/19	$11,631	$16,013
5/31/19	$11,631	$14,996
6/30/19	$11,690	$16,053
7/31/19	$11,779	$16,283
8/31/19	$11,552	$16,025
9/30/19	$11,464	$16,325
10/31/19	$11,444	$16,679
11/30/19	$11,631	$17,284
12/31/19	$11,505	$17,806
1/31/20	$11,456	$17,799
2/29/20	$11,180	$16,334
3/31/20	$10,175	$14,316
4/30/20	$11,032	$16,152
5/31/20	$11,328	$16,921
6/30/20	$11,416	$17,257
7/31/20	$11,003	$18,231
8/31/20	$11,426	$19,541
9/30/20	$11,042	$18,798
10/31/20	$11,013	$18,299
11/30/20	$13,120	$20,302
12/31/20	$13,751	$21,082
1/31/21	$12,933	$20,869
2/28/21	$14,667	$21,445
3/31/21	$15,455	$22,384
4/30/21	$15,898	$23,579
5/31/21	$16,036	$23,743
6/30/21	$15,278	$24,298
7/31/21	$14,992	$24,875
8/31/21	$15,150	$25,631
9/30/21	$15,356	$24,439
10/31/21	$15,219	$26,151
11/30/21	$14,362	$25,970
12/31/21	$14,746	$27,134
1/31/22	$15,839	$25,730
2/28/22	$15,967	$24,959
3/31/22	$15,829	$25,886
4/30/22	$15,209	$23,629
5/31/22	$15,169	$23,672
6/30/22	$14,066	$21,718
7/31/22	$14,706	$23,721
8/31/22	$14,480	$22,753
9/30/22	$13,613	$20,658
10/31/22	$14,391	$22,330
11/30/22	$15,199	$23,578
12/31/22	$14,578	$22,220
1/31/23	$15,494	$23,616
2/28/23	$15,327	$23,040
3/31/23	$14,874	$23,886
4/30/23	$15,012	$24,258
5/31/23	$14,815	$24,364
6/30/23	$15,622	$25,974
7/31/23	$15,701	$26,808
8/31/23	$15,297	$26,381
9/30/23	$15,081	$25,123
10/31/23	$14,696	$24,595
11/30/23	$15,278	$26,841
12/31/23	$15,699	$28,061
1/31/24	$16,020	$28,532
2/29/24	$16,160	$30,056
3/31/24	$16,611	$31,023
4/30/24	$16,811	$29,756
5/31/24	$16,791	$31,231
6/30/24	$16,641	$32,352
7/31/24	$16,891	$32,746
8/31/24	$16,901	$33,540
9/30/24	$16,841	$34,256
10/31/24	$17,021	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	15.82	8.26	5.98
Class A with sales charge	10.34	7.21	5.46
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,043,829,683
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 12,381,860
InvestmentCompanyPortfolioTurnover	342.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,043,829,683	41	342%	$12,381,860

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	29.5
Information Technology	21.0
Health Care	12.3
Consumer Discretionary	9.6
Communication Services	6.7
Financials	6.3
Other	3.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

United Airlines Holdings, Inc.	6.0
Oracle Corp.	4.7
Microsoft Corp.	4.5
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4.4
L3Harris Technologies, Inc.	4.1
Alphabet, Inc. - Class A	4.0
Zimmer Biomet Holdings, Inc.	3.6
Morgan Stanley	3.5
Delta Air Lines, Inc.	3.5
Merck & Company, Inc.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165049
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class C
Trading Symbol	CPCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$341	3.17%

Expenses Paid, Amount	$ 341
Expense Ratio, Percent	3.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,250	$10,267
12/31/14	$9,657	$10,242
1/31/15	$9,566	$9,934
2/28/15	$10,382	$10,505
3/31/15	$10,142	$10,339
4/30/15	$10,435	$10,438
5/31/15	$10,553	$10,572
6/30/15	$10,912	$10,368
7/31/15	$10,996	$10,585
8/31/15	$10,726	$9,946
9/30/15	$10,385	$9,700
10/31/15	$10,765	$10,518
11/30/15	$10,385	$10,550
12/31/15	$10,035	$10,383
1/31/16	$9,414	$9,868
2/29/16	$9,541	$9,855
3/31/16	$9,948	$10,523
4/30/16	$10,105	$10,564
5/31/16	$10,105	$10,754
6/30/16	$9,393	$10,782
7/31/16	$9,816	$11,179
8/31/16	$10,105	$11,195
9/30/16	$10,144	$11,197
10/31/16	$10,337	$10,993
11/30/16	$11,069	$11,400
12/31/16	$11,212	$11,625
1/31/17	$11,212	$11,846
2/28/17	$11,377	$12,316
3/31/17	$11,504	$12,330
4/30/17	$11,591	$12,457
5/31/17	$11,416	$12,632
6/30/17	$11,863	$12,711
7/31/17	$11,853	$12,972
8/31/17	$11,669	$13,012
9/30/17	$11,892	$13,281
10/31/17	$11,844	$13,591
11/30/17	$11,912	$14,007
12/31/17	$12,117	$14,163
1/31/18	$12,393	$14,974
2/28/18	$12,275	$14,422
3/31/18	$12,304	$14,056
4/30/18	$12,324	$14,109
5/31/18	$12,157	$14,449
6/30/18	$12,058	$14,538
7/31/18	$12,196	$15,079
8/31/18	$12,098	$15,571
9/30/18	$11,793	$15,659
10/31/18	$11,714	$14,589
11/30/18	$11,793	$14,886
12/31/18	$11,293	$13,542
1/31/19	$11,784	$14,627
2/28/19	$11,774	$15,097
3/31/19	$11,631	$15,390
4/30/19	$11,805	$16,013
5/31/19	$11,794	$14,996
6/30/19	$11,856	$16,053
7/31/19	$11,927	$16,283
8/31/19	$11,702	$16,025
9/30/19	$11,600	$16,325
10/31/19	$11,580	$16,679
11/30/19	$11,754	$17,284
12/31/19	$11,621	$17,806
1/31/20	$11,559	$17,799
2/29/20	$11,273	$16,334
3/31/20	$10,260	$14,316
4/30/20	$11,109	$16,152
5/31/20	$11,406	$16,921
6/30/20	$11,488	$17,257
7/31/20	$11,058	$18,231
8/31/20	$11,477	$19,541
9/30/20	$11,089	$18,798
10/31/20	$11,048	$18,299
11/30/20	$13,165	$20,302
12/31/20	$13,779	$21,082
1/31/21	$12,961	$20,869
2/28/21	$14,689	$21,445
3/31/21	$15,467	$22,384
4/30/21	$15,907	$23,579
5/31/21	$16,029	$23,743
6/30/21	$15,252	$24,298
7/31/21	$14,966	$24,875
8/31/21	$15,109	$25,631
9/30/21	$15,313	$24,439
10/31/21	$15,170	$26,151
11/30/21	$14,301	$25,970
12/31/21	$14,679	$27,134
1/31/22	$15,753	$25,730
2/28/22	$15,866	$24,959
3/31/22	$15,723	$25,886
4/30/22	$15,099	$23,629
5/31/22	$15,047	$23,672
6/30/22	$13,943	$21,718
7/31/22	$14,567	$23,721
8/31/22	$14,342	$22,753
9/30/22	$13,472	$20,658
10/31/22	$14,229	$22,330
11/30/22	$15,027	$23,578
12/31/22	$14,393	$22,220
1/31/23	$15,293	$23,616
2/28/23	$15,119	$23,040
3/31/23	$14,669	$23,886
4/30/23	$14,792	$24,258
5/31/23	$14,587	$24,364
6/30/23	$15,375	$25,974
7/31/23	$15,436	$26,808
8/31/23	$15,027	$26,381
9/30/23	$14,812	$25,123
10/31/23	$14,423	$24,595
11/30/23	$14,986	$26,841
12/31/23	$15,387	$28,061
1/31/24	$15,697	$28,532
2/29/24	$15,821	$30,056
3/31/24	$16,255	$31,023
4/30/24	$16,441	$29,756
5/31/24	$16,410	$31,231
6/30/24	$16,244	$32,352
7/31/24	$16,482	$32,746
8/31/24	$16,482	$33,540
9/30/24	$16,420	$34,256
10/31/24	$16,575	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	14.92	7.44	5.18
Class C with sales charge	13.92	7.44	5.18
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,043,829,683
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 12,381,860
InvestmentCompanyPortfolioTurnover	342.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,043,829,683	41	342%	$12,381,860

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	29.5
Information Technology	21.0
Health Care	12.3
Consumer Discretionary	9.6
Communication Services	6.7
Financials	6.3
Other	3.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

United Airlines Holdings, Inc.	6.0
Oracle Corp.	4.7
Microsoft Corp.	4.5
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4.4
L3Harris Technologies, Inc.	4.1
Alphabet, Inc. - Class A	4.0
Zimmer Biomet Holdings, Inc.	3.6
Morgan Stanley	3.5
Delta Air Lines, Inc.	3.5
Merck & Company, Inc.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165050
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class I
Trading Symbol	CPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$236	2.18%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,025,837	$1,026,895
12/31/14	$967,343	$1,024,308
1/31/15	$959,076	$993,558
2/28/15	$1,041,604	$1,050,661
3/31/15	$1,018,433	$1,034,044
4/30/15	$1,048,681	$1,043,965
5/31/15	$1,061,382	$1,057,389
6/30/15	$1,098,429	$1,036,919
7/31/15	$1,107,810	$1,058,645
8/31/15	$1,081,525	$994,772
9/30/15	$1,047,991	$970,158
10/31/15	$1,087,280	$1,051,995
11/30/15	$1,049,741	$1,055,123
12/31/15	$1,015,318	$1,038,482
1/31/16	$953,326	$986,949
2/29/16	$966,903	$985,617
3/31/16	$1,008,980	$1,052,479
4/30/16	$1,025,124	$1,056,560
5/31/16	$1,027,078	$1,075,533
6/30/16	$954,763	$1,078,321
7/31/16	$999,716	$1,118,077
8/31/16	$1,030,010	$1,119,648
9/30/16	$1,033,919	$1,119,857
10/31/16	$1,055,418	$1,099,430
11/30/16	$1,130,666	$1,140,148
12/31/16	$1,146,180	$1,162,683
1/31/17	$1,147,165	$1,184,735
2/28/17	$1,164,905	$1,231,778
3/31/17	$1,178,703	$1,233,213
4/30/17	$1,188,558	$1,245,879
5/31/17	$1,171,804	$1,263,412
6/30/17	$1,219,110	$1,271,298
7/31/17	$1,218,124	$1,297,439
8/31/17	$1,200,384	$1,301,412
9/30/17	$1,225,023	$1,328,257
10/31/17	$1,221,081	$1,359,252
11/30/17	$1,228,965	$1,400,939
12/31/17	$1,251,812	$1,416,515
1/31/18	$1,280,738	$1,497,616
2/28/18	$1,269,766	$1,442,420
3/31/18	$1,273,756	$1,405,763
4/30/18	$1,275,751	$1,411,157
5/31/18	$1,259,792	$1,445,140
6/30/18	$1,250,814	$1,454,035
7/31/18	$1,266,774	$1,508,146
8/31/18	$1,257,797	$1,557,288
9/30/18	$1,226,875	$1,566,152
10/31/18	$1,219,893	$1,459,105
11/30/18	$1,228,870	$1,488,839
12/31/18	$1,177,473	$1,354,412
1/31/19	$1,230,335	$1,462,948
2/28/19	$1,229,298	$1,509,921
3/31/19	$1,215,824	$1,539,260
4/30/19	$1,235,517	$1,601,584
5/31/19	$1,235,517	$1,499,806
6/30/19	$1,242,773	$1,605,508
7/31/19	$1,252,101	$1,628,584
8/31/19	$1,228,262	$1,602,785
9/30/19	$1,218,933	$1,632,774
10/31/19	$1,217,897	$1,668,138
11/30/19	$1,237,590	$1,728,690
12/31/19	$1,224,194	$1,780,867
1/31/20	$1,218,990	$1,780,169
2/29/20	$1,189,842	$1,633,628
3/31/20	$1,083,662	$1,431,852
4/30/20	$1,174,227	$1,615,407
5/31/20	$1,206,498	$1,692,345
6/30/20	$1,215,867	$1,726,003
7/31/20	$1,172,145	$1,823,324
8/31/20	$1,217,949	$1,954,384
9/30/20	$1,176,309	$1,880,123
10/31/20	$1,173,186	$1,830,125
11/30/20	$1,400,120	$2,030,458
12/31/20	$1,466,743	$2,108,526
1/31/21	$1,380,342	$2,087,238
2/28/21	$1,565,636	$2,144,792
3/31/21	$1,649,956	$2,238,725
4/30/21	$1,697,841	$2,358,203
5/31/21	$1,712,415	$2,374,673
6/30/21	$1,631,218	$2,430,111
7/31/21	$1,601,030	$2,487,837
8/31/21	$1,618,727	$2,563,481
9/30/21	$1,640,587	$2,444,255
10/31/21	$1,627,054	$2,615,503
11/30/21	$1,535,448	$2,597,381
12/31/21	$1,577,087	$2,713,786
1/31/22	$1,693,677	$2,573,356
2/28/22	$1,708,251	$2,496,304
3/31/22	$1,693,677	$2,588,992
4/30/22	$1,627,054	$2,363,228
5/31/22	$1,623,931	$2,367,562
6/30/22	$1,506,301	$2,172,135
7/31/22	$1,575,005	$2,372,415
8/31/22	$1,551,063	$2,275,665
9/30/22	$1,458,415	$2,066,077
10/31/22	$1,541,694	$2,233,350
11/30/22	$1,629,136	$2,358,160
12/31/22	$1,561,969	$2,222,295
1/31/23	$1,661,935	$2,361,931
2/28/23	$1,644,233	$2,304,301
3/31/23	$1,596,333	$2,388,902
4/30/23	$1,610,911	$2,426,190
5/31/23	$1,590,085	$2,436,736
6/30/23	$1,677,555	$2,597,745
7/31/23	$1,685,885	$2,681,196
8/31/23	$1,642,150	$2,638,508
9/30/23	$1,619,241	$2,512,709
10/31/23	$1,578,630	$2,459,875
11/30/23	$1,641,109	$2,684,525
12/31/23	$1,687,500	$2,806,485
1/31/24	$1,722,502	$2,853,645
2/29/24	$1,737,351	$3,006,018
3/31/24	$1,786,141	$3,102,735
4/30/24	$1,808,415	$2,976,004
5/31/24	$1,806,293	$3,123,570
6/30/24	$1,790,384	$3,235,649
7/31/24	$1,817,961	$3,275,035
8/31/24	$1,819,021	$3,354,475
9/30/24	$1,813,718	$3,426,117
10/31/24	$1,832,810	$3,395,049

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	16.10	8.52	6.25
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,043,829,683
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 12,381,860
InvestmentCompanyPortfolioTurnover	342.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,043,829,683	41	342%	$12,381,860

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	29.5
Information Technology	21.0
Health Care	12.3
Consumer Discretionary	9.6
Communication Services	6.7
Financials	6.3
Other	3.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

United Airlines Holdings, Inc.	6.0
Oracle Corp.	4.7
Microsoft Corp.	4.5
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4.4
L3Harris Technologies, Inc.	4.1
Alphabet, Inc. - Class A	4.0
Zimmer Biomet Holdings, Inc.	3.6
Morgan Stanley	3.5
Delta Air Lines, Inc.	3.5
Merck & Company, Inc.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011350
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class A
Trading Symbol	CVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$136	1.15%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,526	$9,999
11/30/14	$9,513	$10,267
12/31/14	$9,455	$10,242
1/31/15	$9,100	$9,934
2/28/15	$9,551	$10,505
3/31/15	$9,414	$10,339
4/30/15	$9,517	$10,438
5/31/15	$9,626	$10,572
6/30/15	$9,442	$10,368
7/31/15	$9,503	$10,585
8/31/15	$8,929	$9,946
9/30/15	$8,696	$9,700
10/31/15	$9,305	$10,518
11/30/15	$9,318	$10,550
12/31/15	$9,077	$10,383
1/31/16	$8,586	$9,868
2/29/16	$8,534	$9,855
3/31/16	$9,085	$10,523
4/30/16	$9,219	$10,564
5/31/16	$9,308	$10,754
6/30/16	$9,293	$10,782
7/31/16	$9,516	$11,179
8/31/16	$9,583	$11,195
9/30/16	$9,539	$11,197
10/31/16	$9,375	$10,993
11/30/16	$9,881	$11,400
12/31/16	$10,123	$11,625
1/31/17	$10,123	$11,846
2/28/17	$10,475	$12,316
3/31/17	$10,348	$12,330
4/30/17	$10,392	$12,457
5/31/17	$10,505	$12,632
6/30/17	$10,580	$12,711
7/31/17	$10,782	$12,972
8/31/17	$10,842	$13,012
9/30/17	$11,097	$13,281
10/31/17	$11,397	$13,591
11/30/17	$11,719	$14,007
12/31/17	$11,858	$14,163
1/31/18	$12,393	$14,974
2/28/18	$11,928	$14,422
3/31/18	$11,657	$14,056
4/30/18	$11,765	$14,109
5/31/18	$11,975	$14,449
6/30/18	$11,882	$14,538
7/31/18	$12,269	$15,079
8/31/18	$12,618	$15,571
9/30/18	$12,672	$15,659
10/31/18	$11,913	$14,589
11/30/18	$12,192	$14,886
12/31/18	$11,062	$13,542
1/31/19	$11,865	$14,627
2/28/19	$12,188	$15,097
3/31/19	$12,280	$15,390
4/30/19	$12,705	$16,013
5/31/19	$11,846	$14,996
6/30/19	$12,687	$16,053
7/31/19	$12,917	$16,283
8/31/19	$12,687	$16,025
9/30/19	$12,927	$16,325
10/31/19	$13,121	$16,679
11/30/19	$13,508	$17,284
12/31/19	$13,925	$17,806
1/31/20	$13,758	$17,799
2/29/20	$12,597	$16,334
3/31/20	$10,720	$14,316
4/30/20	$12,086	$16,152
5/31/20	$12,959	$16,921
6/30/20	$13,135	$17,257
7/31/20	$13,888	$18,231
8/31/20	$14,891	$19,541
9/30/20	$14,269	$18,798
10/31/20	$13,869	$18,299
11/30/20	$15,467	$20,302
12/31/20	$16,200	$21,082
1/31/21	$15,947	$20,869
2/28/21	$16,580	$21,445
3/31/21	$17,009	$22,384
4/30/21	$18,072	$23,579
5/31/21	$18,081	$23,743
6/30/21	$18,617	$24,298
7/31/21	$19,046	$24,875
8/31/21	$19,563	$25,631
9/30/21	$18,647	$24,439
10/31/21	$19,963	$26,151
11/30/21	$19,573	$25,970
12/31/21	$20,236	$27,134
1/31/22	$19,065	$25,730
2/28/22	$18,612	$24,959
3/31/22	$19,287	$25,886
4/30/22	$17,547	$23,629
5/31/22	$17,346	$23,672
6/30/22	$16,123	$21,718
7/31/22	$17,568	$23,721
8/31/22	$16,988	$22,753
9/30/22	$15,522	$20,658
10/31/22	$16,724	$22,330
11/30/22	$17,515	$23,578
12/31/22	$16,418	$22,220
1/31/23	$17,350	$23,616
2/28/23	$16,851	$23,040
3/31/23	$17,458	$23,886
4/30/23	$17,848	$24,258
5/31/23	$18,043	$24,364
6/30/23	$19,126	$25,974
7/31/23	$19,656	$26,808
8/31/23	$19,364	$26,381
9/30/23	$18,400	$25,123
10/31/23	$18,162	$24,595
11/30/23	$19,906	$26,841
12/31/23	$20,757	$28,061
1/31/24	$21,231	$28,532
2/29/24	$22,426	$30,056
3/31/24	$22,934	$31,023
4/30/24	$22,144	$29,756
5/31/24	$23,171	$31,231
6/30/24	$24,333	$32,352
7/31/24	$24,107	$32,746
8/31/24	$24,615	$33,540
9/30/24	$25,032	$34,256
10/31/24	$24,795	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	36.52	13.58	10.04
Class A with sales charge	30.01	12.47	9.51
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,097,236
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 524,530
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,097,236	49	33%	$524,530

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.8
Consumer Discretionary	12.9
Financials	11.4
Health Care	11.2
Communication Services	11.0
Industrials	7.7
Consumer Staples	3.3
Energy	3.3
Materials	3.2
Utilities	1.5
Real Estate	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.2
Alphabet, Inc. - Class A	5.7
Amazon.com, Inc.	5.6
Broadcom, Inc.	2.7
Home Depot, Inc.	2.5
Netflix, Inc.	2.5
Eli Lilly & Company	2.3
Visa, Inc. - Class A	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011352
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class C
Trading Symbol	CVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$224	1.90%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$9,985	$10,267
12/31/14	$9,918	$10,242
1/31/15	$9,542	$9,934
2/28/15	$10,004	$10,505
3/31/15	$9,855	$10,339
4/30/15	$9,957	$10,438
5/31/15	$10,067	$10,572
6/30/15	$9,871	$10,368
7/31/15	$9,926	$10,585
8/31/15	$9,315	$9,946
9/30/15	$9,072	$9,700
10/31/15	$9,699	$10,518
11/30/15	$9,706	$10,550
12/31/15	$9,448	$10,383
1/31/16	$8,929	$9,868
2/29/16	$8,869	$9,855
3/31/16	$9,431	$10,523
4/30/16	$9,567	$10,564
5/31/16	$9,661	$10,754
6/30/16	$9,636	$10,782
7/31/16	$9,865	$11,179
8/31/16	$9,925	$11,195
9/30/16	$9,874	$11,197
10/31/16	$9,695	$10,993
11/30/16	$10,214	$11,400
12/31/16	$10,458	$11,625
1/31/17	$10,458	$11,846
2/28/17	$10,808	$12,316
3/31/17	$10,671	$12,330
4/30/17	$10,714	$12,457
5/31/17	$10,816	$12,632
6/30/17	$10,893	$12,711
7/31/17	$11,089	$12,972
8/31/17	$11,148	$13,012
9/30/17	$11,395	$13,281
10/31/17	$11,702	$13,591
11/30/17	$12,017	$14,007
12/31/17	$12,160	$14,163
1/31/18	$12,698	$14,974
2/28/18	$12,213	$14,422
3/31/18	$11,931	$14,056
4/30/18	$12,037	$14,109
5/31/18	$12,239	$14,449
6/30/18	$12,134	$14,538
7/31/18	$12,530	$15,079
8/31/18	$12,874	$15,571
9/30/18	$12,918	$15,659
10/31/18	$12,142	$14,589
11/30/18	$12,416	$14,886
12/31/18	$11,256	$13,542
1/31/19	$12,062	$14,627
2/28/19	$12,395	$15,097
3/31/19	$12,480	$15,390
4/30/19	$12,899	$16,013
5/31/19	$12,019	$14,996
6/30/19	$12,867	$16,053
7/31/19	$13,093	$16,283
8/31/19	$12,846	$16,025
9/30/19	$13,082	$16,325
10/31/19	$13,275	$16,679
11/30/19	$13,651	$17,284
12/31/19	$14,070	$17,806
1/31/20	$13,887	$17,799
2/29/20	$12,706	$16,334
3/31/20	$10,816	$14,316
4/30/20	$12,180	$16,152
5/31/20	$13,050	$16,921
6/30/20	$13,222	$17,257
7/31/20	$13,973	$18,231
8/31/20	$14,972	$19,541
9/30/20	$14,339	$18,798
10/31/20	$13,920	$18,299
11/30/20	$15,520	$20,302
12/31/20	$16,249	$21,082
1/31/21	$15,988	$20,869
2/28/21	$16,613	$21,445
3/31/21	$17,033	$22,384
4/30/21	$18,089	$23,579
5/31/21	$18,077	$23,743
6/30/21	$18,600	$24,298
7/31/21	$19,020	$24,875
8/31/21	$19,520	$25,631
9/30/21	$18,600	$24,439
10/31/21	$19,894	$26,151
11/30/21	$19,497	$25,970
12/31/21	$20,143	$27,134
1/31/22	$18,972	$25,730
2/28/22	$18,511	$24,959
3/31/22	$19,171	$25,886
4/30/22	$17,427	$23,629
5/31/22	$17,215	$23,672
6/30/22	$15,995	$21,718
7/31/22	$17,415	$23,721
8/31/22	$16,829	$22,753
9/30/22	$15,372	$20,658
10/31/22	$16,543	$22,330
11/30/22	$17,315	$23,578
12/31/22	$16,231	$22,220
1/31/23	$17,132	$23,616
2/28/23	$16,630	$23,040
3/31/23	$17,222	$23,886
4/30/23	$17,595	$24,258
5/31/23	$17,775	$24,364
6/30/23	$18,829	$25,974
7/31/23	$19,344	$26,808
8/31/23	$19,048	$26,381
9/30/23	$18,083	$25,123
10/31/23	$17,826	$24,595
11/30/23	$19,537	$26,841
12/31/23	$20,354	$28,061
1/31/24	$20,814	$28,532
2/29/24	$21,963	$30,056
3/31/24	$22,449	$31,023
4/30/24	$21,665	$29,756
5/31/24	$22,652	$31,231
6/30/24	$23,774	$32,352
7/31/24	$23,544	$32,746
8/31/24	$24,017	$33,540
9/30/24	$24,409	$34,256
10/31/24	$24,166	$33,945

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	35.56	12.73	9.22
Class C with sales charge	34.56	12.73	9.22
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,097,236
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 524,530
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,097,236	49	33%	$524,530

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.8
Consumer Discretionary	12.9
Financials	11.4
Health Care	11.2
Communication Services	11.0
Industrials	7.7
Consumer Staples	3.3
Energy	3.3
Materials	3.2
Utilities	1.5
Real Estate	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.2
Alphabet, Inc. - Class A	5.7
Amazon.com, Inc.	5.6
Broadcom, Inc.	2.7
Home Depot, Inc.	2.5
Netflix, Inc.	2.5
Eli Lilly & Company	2.3
Visa, Inc. - Class A	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011353
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class I
Trading Symbol	CVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$107	0.90%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$999,352	$1,026,895
12/31/14	$993,270	$1,024,308
1/31/15	$956,093	$993,558
2/28/15	$1,003,792	$1,050,661
3/31/15	$989,061	$1,034,044
4/30/15	$1,000,285	$1,043,965
5/31/15	$1,012,210	$1,057,389
6/30/15	$993,270	$1,036,919
7/31/15	$999,583	$1,058,645
8/31/15	$939,258	$994,772
9/30/15	$915,408	$970,158
10/31/15	$979,241	$1,051,995
11/30/15	$980,644	$1,055,123
12/31/15	$955,935	$1,038,482
1/31/16	$903,974	$986,949
2/29/16	$898,625	$985,617
3/31/16	$956,699	$1,052,479
4/30/16	$971,218	$1,056,560
5/31/16	$981,152	$1,075,533
6/30/16	$979,623	$1,078,321
7/31/16	$1,003,312	$1,118,077
8/31/16	$1,010,953	$1,119,648
9/30/16	$1,006,368	$1,119,857
10/31/16	$988,793	$1,099,430
11/30/16	$1,043,047	$1,140,148
12/31/16	$1,068,237	$1,162,683
1/31/17	$1,069,009	$1,184,735
2/28/17	$1,106,031	$1,231,778
3/31/17	$1,092,919	$1,233,213
4/30/17	$1,098,318	$1,245,879
5/31/17	$1,109,887	$1,263,412
6/30/17	$1,118,371	$1,271,298
7/31/17	$1,139,967	$1,297,439
8/31/17	$1,146,138	$1,301,412
9/30/17	$1,173,133	$1,328,257
10/31/17	$1,205,527	$1,359,252
11/30/17	$1,239,464	$1,400,939
12/31/17	$1,255,132	$1,416,515
1/31/18	$1,311,893	$1,497,616
2/28/18	$1,262,327	$1,442,420
3/31/18	$1,234,347	$1,405,763
4/30/18	$1,246,338	$1,411,157
5/31/18	$1,267,923	$1,445,140
6/30/18	$1,258,330	$1,454,035
7/31/18	$1,299,901	$1,508,146
8/31/18	$1,337,475	$1,557,288
9/30/18	$1,343,072	$1,566,152
10/31/18	$1,263,127	$1,459,105
11/30/18	$1,292,706	$1,488,839
12/31/18	$1,173,500	$1,354,412
1/31/19	$1,258,412	$1,462,948
2/28/19	$1,293,712	$1,509,921
3/31/19	$1,303,253	$1,539,260
4/30/19	$1,348,094	$1,601,584
5/31/19	$1,258,412	$1,499,806
6/30/19	$1,347,140	$1,605,508
7/31/19	$1,372,900	$1,628,584
8/31/19	$1,348,094	$1,602,785
9/30/19	$1,373,854	$1,632,774
10/31/19	$1,394,843	$1,668,138
11/30/19	$1,435,868	$1,728,690
12/31/19	$1,481,285	$1,780,867
1/31/20	$1,463,009	$1,780,169
2/29/20	$1,339,889	$1,633,628
3/31/20	$1,140,782	$1,431,852
4/30/20	$1,286,986	$1,615,407
5/31/20	$1,379,326	$1,692,345
6/30/20	$1,398,564	$1,726,003
7/31/20	$1,478,399	$1,823,324
8/31/20	$1,586,129	$1,954,384
9/30/20	$1,519,760	$1,880,123
10/31/20	$1,477,437	$1,830,125
11/30/20	$1,648,651	$2,030,458
12/31/20	$1,726,479	$2,108,526
1/31/21	$1,700,274	$2,087,238
2/28/21	$1,767,801	$2,144,792
3/31/21	$1,814,163	$2,238,725
4/30/21	$1,928,052	$2,358,203
5/31/21	$1,929,060	$2,374,673
6/30/21	$1,986,509	$2,430,111
7/31/21	$2,032,870	$2,487,837
8/31/21	$2,088,303	$2,563,481
9/30/21	$1,990,540	$2,444,255
10/31/21	$2,131,642	$2,615,503
11/30/21	$2,090,319	$2,597,381
12/31/21	$2,162,945	$2,713,786
1/31/22	$2,037,762	$2,573,356
2/28/22	$1,989,866	$2,496,304
3/31/22	$2,061,710	$2,588,992
4/30/22	$1,876,657	$2,363,228
5/31/22	$1,854,886	$2,367,562
6/30/22	$1,725,349	$2,172,135
7/31/22	$1,879,923	$2,372,415
8/31/22	$1,818,964	$2,275,665
9/30/22	$1,662,213	$2,066,077
10/31/22	$1,790,662	$2,233,350
11/30/22	$1,875,568	$2,358,160
12/31/22	$1,759,103	$2,222,295
1/31/23	$1,858,506	$2,361,931
2/28/23	$1,806,012	$2,304,301
3/31/23	$1,870,792	$2,388,902
4/30/23	$1,914,351	$2,426,190
5/31/23	$1,934,455	$2,436,736
6/30/23	$2,050,611	$2,597,745
7/31/23	$2,108,690	$2,681,196
8/31/23	$2,078,534	$2,638,508
9/30/23	$1,974,663	$2,512,709
10/31/23	$1,948,974	$2,459,875
11/30/23	$2,137,729	$2,684,525
12/31/23	$2,229,322	$2,806,485
1/31/24	$2,280,437	$2,853,645
2/29/24	$2,409,387	$3,006,018
3/31/24	$2,463,987	$3,102,735
4/30/24	$2,380,344	$2,976,004
5/31/24	$2,490,706	$3,123,570
6/30/24	$2,616,171	$3,235,649
7/31/24	$2,592,937	$3,275,035
8/31/24	$2,647,537	$3,354,475
9/30/24	$2,692,844	$3,426,117
10/31/24	$2,668,448	$3,395,049

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	36.92	13.85	10.31
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,097,236
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 524,530
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,097,236	49	33%	$524,530

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.8
Consumer Discretionary	12.9
Financials	11.4
Health Care	11.2
Communication Services	11.0
Industrials	7.7
Consumer Staples	3.3
Energy	3.3
Materials	3.2
Utilities	1.5
Real Estate	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.2
Alphabet, Inc. - Class A	5.7
Amazon.com, Inc.	5.6
Broadcom, Inc.	2.7
Home Depot, Inc.	2.5
Netflix, Inc.	2.5
Eli Lilly & Company	2.3
Visa, Inc. - Class A	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211098
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CTASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$166	1.30%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Russell 3000 Total Return Index
10/31/14	$9,528	$10,000
11/30/14	$9,673	$10,242
12/31/14	$9,903	$10,242
1/31/15	$9,546	$9,957
2/28/15	$10,630	$10,533
3/31/15	$10,581	$10,426
4/30/15	$10,291	$10,473
5/31/15	$10,654	$10,618
6/30/15	$11,187	$10,441
7/31/15	$11,581	$10,615
8/31/15	$10,442	$9,974
9/30/15	$9,788	$9,684
10/31/15	$10,006	$10,449
11/30/15	$10,151	$10,507
12/31/15	$9,600	$10,291
1/31/16	$8,468	$9,710
2/29/16	$8,346	$9,707
3/31/16	$8,777	$10,391
4/30/16	$8,843	$10,455
5/31/16	$8,928	$10,642
6/30/16	$8,855	$10,664
7/31/16	$9,394	$11,087
8/31/16	$9,316	$11,115
9/30/16	$9,570	$11,133
10/31/16	$8,879	$10,892
11/30/16	$9,534	$11,380
12/31/16	$9,461	$11,602
1/31/17	$9,637	$11,820
2/28/17	$9,885	$12,260
3/31/17	$10,339	$12,268
4/30/17	$10,624	$12,398
5/31/17	$10,957	$12,525
6/30/17	$11,230	$12,638
7/31/17	$11,478	$12,876
8/31/17	$11,623	$12,901
9/30/17	$11,914	$13,216
10/31/17	$12,308	$13,504
11/30/17	$12,810	$13,914
12/31/17	$12,829	$14,053
1/31/18	$13,307	$14,794
2/28/18	$13,234	$14,248
3/31/18	$13,525	$13,962
4/30/18	$13,580	$14,016
5/31/18	$14,979	$14,411
6/30/18	$15,154	$14,505
7/31/18	$15,130	$14,987
8/31/18	$17,002	$15,513
9/30/18	$16,735	$15,539
10/31/18	$14,434	$14,395
11/30/18	$14,367	$14,683
12/31/18	$12,770	$13,316
1/31/19	$14,121	$14,459
2/28/19	$15,114	$14,968
3/31/19	$14,933	$15,186
4/30/19	$15,303	$15,793
5/31/19	$14,621	$14,771
6/30/19	$15,803	$15,808
7/31/19	$15,952	$16,043
8/31/19	$15,322	$15,716
9/30/19	$14,270	$15,992
10/31/19	$14,497	$16,336
11/30/19	$15,166	$16,957
12/31/19	$15,356	$17,447
1/31/20	$15,752	$17,428
2/29/20	$15,185	$16,001
3/31/20	$12,589	$13,801
4/30/20	$14,181	$15,628
5/31/20	$16,291	$16,464
6/30/20	$17,726	$16,841
7/31/20	$19,160	$17,797
8/31/20	$19,693	$19,086
9/30/20	$19,577	$18,391
10/31/20	$19,939	$17,994
11/30/20	$22,535	$20,183
12/31/20	$25,015	$21,091
1/31/21	$26,823	$20,998
2/28/21	$28,879	$21,654
3/31/21	$27,510	$22,430
4/30/21	$28,850	$23,586
5/31/21	$27,262	$23,694
6/30/21	$28,765	$24,278
7/31/21	$27,929	$24,689
8/31/21	$28,461	$25,393
9/30/21	$27,503	$24,253
10/31/21	$29,992	$25,894
11/30/21	$28,127	$25,499
12/31/21	$27,227	$26,504
1/31/22	$22,278	$24,944
2/28/22	$22,306	$24,316
3/31/22	$22,412	$25,105
4/30/22	$19,371	$22,852
5/31/22	$18,974	$22,821
6/30/22	$17,024	$20,912
7/31/22	$18,917	$22,874
8/31/22	$18,938	$22,020
9/30/22	$17,293	$19,978
10/31/22	$18,683	$21,617
11/30/22	$18,321	$22,745
12/31/22	$17,024	$21,413
1/31/23	$17,449	$22,888
2/28/23	$17,563	$22,353
3/31/23	$17,938	$22,951
4/30/23	$17,428	$23,195
5/31/23	$17,669	$23,285
6/30/23	$19,087	$24,875
7/31/23	$19,264	$25,767
8/31/23	$18,690	$25,270
9/30/23	$17,073	$24,066
10/31/23	$15,740	$23,428
11/30/23	$16,861	$25,613
12/31/23	$18,272	$26,971
1/31/24	$18,555	$27,270
2/29/24	$20,916	$28,746
3/31/24	$21,760	$29,674
4/30/24	$20,597	$28,368
5/31/24	$22,420	$29,708
6/30/24	$22,441	$30,628
7/31/24	$22,958	$31,197
8/31/24	$23,795	$31,876
9/30/24	$24,532	$32,536
10/31/24	$24,483	$32,297

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	55.54	11.05	9.90
Class A with sales charge	48.13	9.98	9.37
Russell 3000 Total Return Index	37.85	14.60	12.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 347,372,636
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,629,099
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000228743
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CTCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$261	2.05%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Russell 3000 Total Return Index
6/25/21	$10,000	$10,004
6/30/21	$9,976	$10,024
7/31/21	$9,680	$10,194
8/31/21	$9,859	$10,484
9/30/21	$9,520	$10,014
10/31/21	$10,375	$10,691
11/30/21	$9,726	$10,529
12/31/21	$9,408	$10,943
1/31/22	$7,695	$10,299
2/28/22	$7,697	$10,040
3/31/22	$7,731	$10,365
4/30/22	$6,679	$9,435
5/31/22	$6,538	$9,423
6/30/22	$5,860	$8,634
7/31/22	$6,507	$9,444
8/31/22	$6,512	$9,092
9/30/22	$5,941	$8,249
10/31/22	$6,414	$8,925
11/30/22	$6,285	$9,391
12/31/22	$5,839	$8,841
1/31/23	$5,982	$9,450
2/28/23	$6,015	$9,229
3/31/23	$6,139	$9,476
4/30/23	$5,963	$9,577
5/31/23	$6,042	$9,614
6/30/23	$6,521	$10,271
7/31/23	$6,578	$10,639
8/31/23	$6,378	$10,434
9/30/23	$5,822	$9,937
10/31/23	$5,364	$9,673
11/30/23	$5,743	$10,575
12/31/23	$6,218	$11,136
1/31/24	$6,311	$11,260
2/29/24	$7,110	$11,869
3/31/24	$7,394	$12,252
4/30/24	$6,994	$11,713
5/31/24	$7,607	$12,266
6/30/24	$7,609	$12,646
7/31/24	$7,781	$12,881
8/31/24	$8,060	$13,161
9/30/24	$8,304	$13,434
10/31/24	$8,282	$13,335

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/25/21
Class C without sales charge	54.40	-5.48
Class C with sales charge	53.40	-5.48
Russell 3000 Total Return Index	37.85	8.98

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 347,372,636
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,629,099
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211096
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$134	1.05%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Russell 3000 Total Return Index
10/31/14	$1,000,000	$999,997
11/30/14	$1,015,209	$1,024,232
12/31/14	$1,039,924	$1,024,219
1/31/15	$1,003,169	$995,715
2/28/15	$1,116,603	$1,053,367
3/31/15	$1,112,167	$1,042,657
4/30/15	$1,081,749	$1,047,374
5/31/15	$1,121,039	$1,061,862
6/30/15	$1,177,440	$1,044,095
7/31/15	$1,218,631	$1,061,558
8/31/15	$1,099,493	$997,473
9/30/15	$1,031,052	$968,406
10/31/15	$1,053,866	$1,044,896
11/30/15	$1,069,708	$1,050,689
12/31/15	$1,012,041	$1,029,122
1/31/16	$892,902	$971,055
2/29/16	$880,228	$970,742
3/31/16	$926,489	$1,039,088
4/30/16	$933,460	$1,045,528
5/31/16	$942,332	$1,064,233
6/30/16	$935,995	$1,066,421
7/31/16	$993,029	$1,108,744
8/31/16	$984,791	$1,111,572
9/30/16	$1,012,041	$1,113,320
10/31/16	$939,163	$1,089,232
11/30/16	$1,008,872	$1,137,977
12/31/16	$1,001,267	$1,160,183
1/31/17	$1,020,279	$1,182,020
2/28/17	$1,046,895	$1,225,981
3/31/17	$1,095,057	$1,226,816
4/30/17	$1,126,109	$1,239,819
5/31/17	$1,161,597	$1,252,507
6/30/17	$1,191,381	$1,263,810
7/31/17	$1,217,997	$1,287,640
8/31/17	$1,233,207	$1,290,121
9/30/17	$1,264,892	$1,321,583
10/31/17	$1,306,717	$1,350,424
11/30/17	$1,360,583	$1,391,429
12/31/17	$1,363,118	$1,405,336
1/31/18	$1,414,449	$1,479,413
2/28/18	$1,406,844	$1,424,881
3/31/18	$1,438,530	$1,396,278
4/30/18	$1,444,867	$1,401,586
5/31/18	$1,594,423	$1,441,153
6/30/18	$1,614,068	$1,450,578
7/31/18	$1,611,534	$1,498,717
8/31/18	$1,811,153	$1,551,348
9/30/18	$1,783,904	$1,553,916
10/31/18	$1,538,657	$1,439,496
11/30/18	$1,532,319	$1,468,328
12/31/18	$1,362,017	$1,331,672
1/31/19	$1,506,565	$1,445,975
2/28/19	$1,613,789	$1,496,828
3/31/19	$1,594,788	$1,518,684
4/30/19	$1,634,148	$1,579,328
5/31/19	$1,562,213	$1,477,128
6/30/19	$1,689,118	$1,580,876
7/31/19	$1,705,405	$1,604,375
8/31/19	$1,638,220	$1,571,670
9/30/19	$1,526,246	$1,599,253
10/31/19	$1,550,677	$1,633,680
11/30/19	$1,622,612	$1,695,781
12/31/19	$1,643,748	$1,744,743
1/31/20	$1,685,804	$1,742,837
2/29/20	$1,625,928	$1,600,145
3/31/20	$1,347,931	$1,380,098
4/30/20	$1,519,006	$1,562,877
5/31/20	$1,745,681	$1,646,458
6/30/20	$1,899,649	$1,684,100
7/31/20	$2,053,616	$1,779,728
8/31/20	$2,110,641	$1,908,659
9/30/20	$2,099,236	$1,839,163
10/31/20	$2,138,441	$1,799,468
11/30/20	$2,417,151	$2,018,379
12/31/20	$2,683,770	$2,109,182
1/31/21	$2,878,900	$2,099,800
2/28/21	$3,099,899	$2,165,434
3/31/21	$2,954,291	$2,243,050
4/30/21	$3,098,420	$2,358,678
5/31/21	$2,928,421	$2,369,444
6/30/21	$3,090,290	$2,427,873
7/31/21	$3,000,856	$2,468,930
8/31/21	$3,059,247	$2,539,337
9/30/21	$2,956,508	$2,425,404
10/31/21	$3,224,811	$2,589,419
11/30/21	$3,025,247	$2,550,005
12/31/21	$2,928,421	$2,650,421
1/31/22	$2,396,989	$2,494,480
2/28/22	$2,399,945	$2,431,646
3/31/22	$2,412,510	$2,510,521
4/30/22	$2,085,816	$2,285,219
5/31/22	$2,042,947	$2,282,156
6/30/22	$1,833,774	$2,091,233
7/31/22	$2,037,773	$2,287,429
8/31/22	$2,040,730	$2,202,064
9/30/22	$1,864,078	$1,997,869
10/31/22	$2,013,382	$2,161,706
11/30/22	$1,974,947	$2,274,539
12/31/22	$1,835,991	$2,141,357
1/31/23	$1,882,556	$2,288,837
2/28/23	$1,895,122	$2,235,342
3/31/23	$1,935,034	$2,295,113
4/30/23	$1,881,078	$2,319,565
5/31/23	$1,907,687	$2,328,591
6/30/23	$2,060,686	$2,487,599
7/31/23	$2,080,642	$2,576,771
8/31/23	$2,019,295	$2,527,030
9/30/23	$1,844,861	$2,406,658
10/31/23	$1,700,731	$2,342,860
11/30/23	$1,822,687	$2,561,328
12/31/23	$1,974,947	$2,697,185
1/31/24	$2,006,730	$2,727,078
2/29/24	$2,262,468	$2,874,696
3/31/24	$2,354,119	$2,967,426
4/30/24	$2,228,468	$2,836,854
5/31/24	$2,426,554	$2,970,886
6/30/24	$2,428,771	$3,062,858
7/31/24	$2,485,684	$3,119,792
8/31/24	$2,576,597	$3,187,706
9/30/24	$2,657,161	$3,253,646
10/31/24	$2,651,988	$3,229,753

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	55.93	11.33	10.24
Russell 3000 Total Return Index	37.85	14.60	12.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 347,372,636
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,629,099
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211097
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CTSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$122	0.95%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000 Total Return Index
6/3/19	$10,000	$10,002
6/30/19	$10,812	$10,704
7/31/19	$10,921	$10,863
8/31/19	$10,491	$10,642
9/30/19	$9,774	$10,829
10/31/19	$9,930	$11,062
11/30/19	$10,391	$11,482
12/31/19	$10,526	$11,814
1/31/20	$10,800	$11,801
2/29/20	$10,412	$10,835
3/31/20	$8,633	$9,345
4/30/20	$9,732	$10,582
5/31/20	$11,183	$11,148
6/30/20	$12,169	$11,403
7/31/20	$13,159	$12,051
8/31/20	$13,524	$12,924
9/30/20	$13,451	$12,453
10/31/20	$13,702	$12,184
11/30/20	$15,490	$13,667
12/31/20	$17,202	$14,281
1/31/21	$18,455	$14,218
2/28/21	$19,870	$14,662
3/31/21	$18,938	$15,188
4/30/21	$19,865	$15,971
5/31/21	$18,777	$16,044
6/30/21	$19,813	$16,439
7/31/21	$19,245	$16,717
8/31/21	$19,619	$17,194
9/30/21	$18,961	$16,423
10/31/21	$20,683	$17,533
11/30/21	$19,401	$17,266
12/31/21	$18,786	$17,946
1/31/22	$15,375	$16,890
2/28/22	$15,399	$16,465
3/31/22	$15,479	$16,999
4/30/22	$13,384	$15,473
5/31/22	$13,114	$15,453
6/30/22	$11,770	$14,160
7/31/22	$13,081	$15,488
8/31/22	$13,100	$14,910
9/30/22	$11,964	$13,528
10/31/22	$12,925	$14,637
11/30/22	$12,679	$15,401
12/31/22	$11,789	$14,499
1/31/23	$12,087	$15,498
2/28/23	$12,173	$15,136
3/31/23	$12,433	$15,540
4/30/23	$12,087	$15,706
5/31/23	$12,258	$15,767
6/30/23	$13,242	$16,844
7/31/23	$13,369	$17,447
8/31/23	$12,977	$17,111
9/30/23	$11,856	$16,296
10/31/23	$10,933	$15,864
11/30/23	$11,718	$17,343
12/31/23	$12,698	$18,263
1/31/24	$12,901	$18,465
2/29/24	$14,547	$19,465
3/31/24	$15,144	$20,093
4/30/24	$14,335	$19,208
5/31/24	$15,607	$20,116
6/30/24	$15,626	$20,739
7/31/24	$15,990	$21,124
8/31/24	$16,577	$21,584
9/30/24	$17,097	$22,031
10/31/24	$17,064	$21,869

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/3/19
Class R6	56.08	11.44	10.37
Russell 3000 Total Return Index	37.85	14.60	15.55

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 347,372,636
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,629,099
InvestmentCompanyPortfolioTurnover	229.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213161
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class A
Trading Symbol	CTAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$172	1.35%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Russell 3000 Total Return Index
7/31/19	$9,524	$9,997
8/31/19	$9,162	$9,793
9/30/19	$8,495	$9,965
10/31/19	$8,581	$10,179
11/30/19	$9,114	$10,566
12/31/19	$9,152	$10,871
1/31/20	$9,419	$10,860
2/29/20	$9,029	$9,970
3/31/20	$7,619	$8,599
4/30/20	$8,562	$9,738
5/31/20	$9,733	$10,259
6/30/20	$10,476	$10,494
7/31/20	$11,200	$11,089
8/31/20	$11,581	$11,893
9/30/20	$11,600	$11,460
10/31/20	$11,762	$11,212
11/30/20	$13,048	$12,576
12/31/20	$14,505	$13,142
1/31/21	$15,076	$13,084
2/28/21	$16,190	$13,493
3/31/21	$15,333	$13,976
4/30/21	$16,000	$14,697
5/31/21	$14,981	$14,764
6/30/21	$15,829	$15,128
7/31/21	$15,638	$15,384
8/31/21	$16,286	$15,823
9/30/21	$15,648	$15,113
10/31/21	$17,295	$16,135
11/30/21	$16,286	$15,889
12/31/21	$15,606	$16,515
1/31/22	$12,912	$15,543
2/28/22	$12,902	$15,152
3/31/22	$13,041	$15,643
4/30/22	$11,420	$14,239
5/31/22	$11,195	$14,220
6/30/22	$10,047	$13,030
7/31/22	$11,120	$14,253
8/31/22	$11,206	$13,721
9/30/22	$10,229	$12,449
10/31/22	$10,884	$13,470
11/30/22	$10,927	$14,173
12/31/22	$10,143	$13,343
1/31/23	$10,465	$14,262
2/28/23	$10,422	$13,928
3/31/23	$10,680	$14,301
4/30/23	$10,444	$14,453
5/31/23	$10,487	$14,509
6/30/23	$11,345	$15,500
7/31/23	$11,485	$16,056
8/31/23	$11,259	$15,746
9/30/23	$10,390	$14,996
10/31/23	$9,757	$14,598
11/30/23	$10,572	$15,960
12/31/23	$11,345	$16,806
1/31/24	$11,678	$16,992
2/29/24	$13,277	$17,912
3/31/24	$13,642	$18,490
4/30/24	$12,762	$17,676
5/31/24	$13,717	$18,512
6/30/24	$13,792	$19,085
7/31/24	$13,921	$19,439
8/31/24	$14,533	$19,863
9/30/24	$15,102	$20,273
10/31/24	$15,091	$20,125

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class A without sales charge	54.68	11.95	9.16
Class A with sales charge	47.38	10.87	8.15
Russell 3000 Total Return Index	37.85	14.60	14.24

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,249,395
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 211,704
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,249,395	108	220%	$211,704

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.6
Health Care	25.1
Industrials	19.4
Consumer Discretionary	12.1
Financials	6.3
Consumer Staples	3.3
Real Estate	2.4
Materials	2.2
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Axon Enterprise, Inc.	3.6
Sterling Infrastructure, Inc.	3.1
ADMA Biologics, Inc.	3.1
RadNet, Inc.	3.1
FTAI Aviation, Ltd.	2.5
Fair Isaac Corp.	2.3
AppLovin Corp. - Class A	2.1
Descartes Systems Group, Inc.	2.1
GoDaddy, Inc. - Class A	2.1
Natera, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213162
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class I
Trading Symbol	CTIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$140	1.10%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Russell 3000 Total Return Index
7/31/19	$1,000,000	$1,000,000
8/31/19	$962,000	$979,615
9/30/19	$893,000	$996,808
10/31/19	$902,000	$1,018,266
11/30/19	$958,000	$1,056,973
12/31/19	$962,000	$1,087,491
1/31/20	$990,000	$1,086,303
2/29/20	$950,000	$997,364
3/31/20	$801,000	$860,209
4/30/20	$901,000	$974,134
5/31/20	$1,024,000	$1,026,230
6/30/20	$1,102,000	$1,049,692
7/31/20	$1,179,000	$1,109,297
8/31/20	$1,220,000	$1,189,659
9/30/20	$1,222,000	$1,146,342
10/31/20	$1,239,000	$1,121,601
11/30/20	$1,375,000	$1,258,047
12/31/20	$1,529,000	$1,314,644
1/31/21	$1,589,000	$1,308,796
2/28/21	$1,707,000	$1,349,706
3/31/21	$1,617,000	$1,398,083
4/30/21	$1,688,000	$1,470,154
5/31/21	$1,580,000	$1,476,864
6/30/21	$1,670,000	$1,513,283
7/31/21	$1,651,000	$1,538,873
8/31/21	$1,719,000	$1,582,758
9/30/21	$1,653,000	$1,511,744
10/31/21	$1,827,000	$1,613,974
11/30/21	$1,720,000	$1,589,407
12/31/21	$1,649,710	$1,651,996
1/31/22	$1,364,811	$1,554,798
2/28/22	$1,363,685	$1,515,634
3/31/22	$1,379,450	$1,564,797
4/30/22	$1,208,286	$1,424,367
5/31/22	$1,184,638	$1,422,458
6/30/22	$1,063,021	$1,303,457
7/31/22	$1,177,882	$1,425,744
8/31/22	$1,186,890	$1,372,537
9/30/22	$1,083,291	$1,245,263
10/31/22	$1,151,982	$1,347,382
11/30/22	$1,157,612	$1,417,710
12/31/22	$1,074,282	$1,334,698
1/31/23	$1,109,191	$1,426,622
2/28/23	$1,104,686	$1,393,279
3/31/23	$1,131,712	$1,430,534
4/30/23	$1,108,065	$1,445,775
5/31/23	$1,112,569	$1,451,400
6/30/23	$1,203,782	$1,550,509
7/31/23	$1,218,421	$1,606,090
8/31/23	$1,194,773	$1,575,087
9/30/23	$1,102,434	$1,500,059
10/31/23	$1,035,995	$1,460,294
11/30/23	$1,122,704	$1,596,464
12/31/23	$1,206,034	$1,681,143
1/31/24	$1,240,942	$1,699,776
2/29/24	$1,410,981	$1,791,785
3/31/24	$1,450,394	$1,849,584
4/30/24	$1,358,055	$1,768,199
5/31/24	$1,458,276	$1,851,740
6/30/24	$1,467,285	$1,909,066
7/31/24	$1,480,798	$1,944,553
8/31/24	$1,546,111	$1,986,883
9/30/24	$1,608,045	$2,027,984
10/31/24	$1,606,919	$2,013,091

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class I	55.11	12.24	9.45
Russell 3000 Total Return Index	37.85	14.60	14.24

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,249,395
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 211,704
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,249,395	108	220%	$211,704

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.6
Health Care	25.1
Industrials	19.4
Consumer Discretionary	12.1
Financials	6.3
Consumer Staples	3.3
Real Estate	2.4
Materials	2.2
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Axon Enterprise, Inc.	3.6
Sterling Infrastructure, Inc.	3.1
ADMA Biologics, Inc.	3.1
RadNet, Inc.	3.1
FTAI Aviation, Ltd.	2.5
Fair Isaac Corp.	2.3
AppLovin Corp. - Class A	2.1
Descartes Systems Group, Inc.	2.1
GoDaddy, Inc. - Class A	2.1
Natera, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213160
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class R6
Trading Symbol	CTOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$136	1.07%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000 Total Return Index
7/31/19	$10,000	$9,997
8/31/19	$9,620	$9,793
9/30/19	$8,930	$9,965
10/31/19	$9,020	$10,179
11/30/19	$9,570	$10,566
12/31/19	$9,620	$10,871
1/31/20	$9,900	$10,860
2/29/20	$9,500	$9,970
3/31/20	$8,010	$8,599
4/30/20	$9,000	$9,738
5/31/20	$10,240	$10,259
6/30/20	$11,020	$10,494
7/31/20	$11,790	$11,089
8/31/20	$12,200	$11,893
9/30/20	$12,220	$11,460
10/31/20	$12,390	$11,212
11/30/20	$13,750	$12,576
12/31/20	$15,290	$13,142
1/31/21	$15,890	$13,084
2/28/21	$17,070	$13,493
3/31/21	$16,170	$13,976
4/30/21	$16,880	$14,697
5/31/21	$15,800	$14,764
6/30/21	$16,700	$15,128
7/31/21	$16,510	$15,384
8/31/21	$17,190	$15,823
9/30/21	$16,530	$15,113
10/31/21	$18,270	$16,135
11/30/21	$17,200	$15,889
12/31/21	$16,486	$16,515
1/31/22	$13,648	$15,543
2/28/22	$13,637	$15,152
3/31/22	$13,795	$15,643
4/30/22	$12,083	$14,239
5/31/22	$11,846	$14,220
6/30/22	$10,630	$13,030
7/31/22	$11,779	$14,253
8/31/22	$11,869	$13,721
9/30/22	$10,833	$12,449
10/31/22	$11,520	$13,470
11/30/22	$11,576	$14,173
12/31/22	$10,754	$13,343
1/31/23	$11,092	$14,262
2/28/23	$11,047	$13,928
3/31/23	$11,317	$14,301
4/30/23	$11,081	$14,453
5/31/23	$11,137	$14,509
6/30/23	$12,049	$15,500
7/31/23	$12,184	$16,056
8/31/23	$11,948	$15,746
9/30/23	$11,036	$14,996
10/31/23	$10,371	$14,598
11/30/23	$11,238	$15,960
12/31/23	$12,060	$16,806
1/31/24	$12,409	$16,992
2/29/24	$14,121	$17,912
3/31/24	$14,504	$18,490
4/30/24	$13,581	$17,676
5/31/24	$14,594	$18,512
6/30/24	$14,684	$19,085
7/31/24	$14,819	$19,439
8/31/24	$15,472	$19,863
9/30/24	$16,092	$20,273
10/31/24	$16,080	$20,125

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class R6	55.05	12.26	9.47
Russell 3000 Total Return Index	37.85	14.60	14.24

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,249,395
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 211,704
InvestmentCompanyPortfolioTurnover	220.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,249,395	108	220%	$211,704

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.6
Health Care	25.1
Industrials	19.4
Consumer Discretionary	12.1
Financials	6.3
Consumer Staples	3.3
Real Estate	2.4
Materials	2.2
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Axon Enterprise, Inc.	3.6
Sterling Infrastructure, Inc.	3.1
ADMA Biologics, Inc.	3.1
RadNet, Inc.	3.1
FTAI Aviation, Ltd.	2.5
Fair Isaac Corp.	2.3
AppLovin Corp. - Class A	2.1
Descartes Systems Group, Inc.	2.1
GoDaddy, Inc. - Class A	2.1
Natera, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150500
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class A
Trading Symbol	CAHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
12/31/14	$9,524	$10,000
1/31/15	$9,257	$9,700
2/28/15	$9,581	$10,258
3/31/15	$9,467	$10,095
4/30/15	$9,562	$10,192
5/31/15	$9,667	$10,323
6/30/15	$9,584	$10,123
7/31/15	$9,670	$10,336
8/31/15	$9,364	$9,712
9/30/15	$9,175	$9,472
10/31/15	$9,587	$10,271
11/30/15	$9,606	$10,301
12/31/15	$9,569	$10,139
1/31/16	$9,276	$9,636
2/29/16	$9,247	$9,623
3/31/16	$9,540	$10,275
4/30/16	$9,569	$10,315
5/31/16	$9,657	$10,500
6/30/16	$9,686	$10,528
7/31/16	$9,843	$10,916
8/31/16	$9,853	$10,931
9/30/16	$9,884	$10,933
10/31/16	$9,854	$10,734
11/30/16	$9,982	$11,131
12/31/16	$10,068	$11,351
1/31/17	$10,137	$11,567
2/28/17	$10,364	$12,026
3/31/17	$10,380	$12,040
4/30/17	$10,410	$12,164
5/31/17	$10,459	$12,335
6/30/17	$10,479	$12,412
7/31/17	$10,558	$12,667
8/31/17	$10,568	$12,706
9/30/17	$10,639	$12,968
10/31/17	$10,718	$13,270
11/30/17	$10,847	$13,677
12/31/17	$10,875	$13,829
1/31/18	$11,350	$14,621
2/28/18	$11,330	$14,082
3/31/18	$11,245	$13,724
4/30/18	$11,254	$13,777
5/31/18	$11,354	$14,109
6/30/18	$11,337	$14,196
7/31/18	$11,545	$14,724
8/31/18	$11,704	$15,204
9/30/18	$11,688	$15,290
10/31/18	$11,370	$14,245
11/30/18	$11,460	$14,536
12/31/18	$10,940	$13,223
1/31/19	$11,387	$14,283
2/28/19	$11,519	$14,741
3/31/19	$11,630	$15,028
4/30/19	$11,833	$15,636
5/31/19	$11,518	$14,643
6/30/19	$11,861	$15,675
7/31/19	$11,933	$15,900
8/31/19	$11,892	$15,648
9/30/19	$11,973	$15,941
10/31/19	$12,126	$16,286
11/30/19	$12,320	$16,877
12/31/19	$12,493	$17,387
1/31/20	$12,503	$17,380
2/29/20	$12,031	$15,949
3/31/20	$11,325	$13,979
4/30/20	$12,115	$15,771
5/31/20	$12,320	$16,522
6/30/20	$12,544	$16,851
7/31/20	$12,739	$17,801
8/31/20	$13,160	$19,081
9/30/20	$12,959	$18,356
10/31/20	$12,722	$17,868
11/30/20	$13,422	$19,823
12/31/20	$13,653	$20,586
1/31/21	$13,519	$20,378
2/28/21	$13,788	$20,940
3/31/21	$14,118	$21,857
4/30/21	$14,418	$23,023
5/31/21	$14,501	$23,184
6/30/21	$14,626	$23,725
7/31/21	$14,761	$24,289
8/31/21	$15,009	$25,027
9/30/21	$14,658	$23,863
10/31/21	$15,165	$25,535
11/30/21	$15,082	$25,358
12/31/21	$15,433	$26,495
1/31/22	$15,101	$25,124
2/28/22	$14,769	$24,371
3/31/22	$14,915	$25,276
4/30/22	$14,148	$23,072
5/31/22	$14,085	$23,115
6/30/22	$13,381	$21,207
7/31/22	$14,003	$23,162
8/31/22	$13,702	$22,217
9/30/22	$13,032	$20,171
10/31/22	$13,571	$21,804
11/30/22	$14,049	$23,023
12/31/22	$13,689	$21,696
1/31/23	$14,127	$23,060
2/28/23	$13,960	$22,497
3/31/23	$14,294	$23,323
4/30/23	$14,450	$23,687
5/31/23	$14,534	$23,790
6/30/23	$15,049	$25,362
7/31/23	$15,227	$26,177
8/31/23	$15,122	$25,760
9/30/23	$14,785	$24,532
10/31/23	$14,670	$24,016
11/30/23	$15,380	$26,209
12/31/23	$15,820	$27,400
1/31/24	$15,956	$27,860
2/29/24	$16,438	$29,348
3/31/24	$16,742	$30,292
4/30/24	$16,406	$29,055
5/31/24	$16,815	$30,495
6/30/24	$17,182	$31,590
7/31/24	$17,350	$31,974
8/31/24	$17,643	$32,750
9/30/24	$17,931	$33,449
10/31/24	$17,816	$33,146

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class A without sales charge	21.45	8.00	6.57
Class A with sales charge	15.68	6.96	6.05
S&P 500 Total Return Index	38.06	15.27	12.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 697,196,380
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 4,793,750
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$697,196,380	262	20%	$4,793,750

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	12.9
Health Care	11.4
Consumer Discretionary	10.0
Communication Services	9.3
Industrials	8.7
Consumer Staples	5.8
Other	4.9
Energy	3.4
Utilities	2.1
Materials	2.0
Real Estate	2.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	6.9
NVIDIA Corp.	6.7
Microsoft Corp.	6.2
Amazon.com, Inc.	3.5
S&P 500 Index, Strike Price $5,600, 12/19/25	3.3
Meta Platforms, Inc. - Class A	2.7
Alphabet, Inc. - Class C	2.1
Alphabet, Inc. - Class A	1.9
Broadcom, Inc.	1.6
SPDR® S&P 500® ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150501
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class C
Trading Symbol	CCHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$210	1.90%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
12/31/14	$10,000	$10,000
1/31/15	$9,710	$9,700
2/28/15	$10,040	$10,258
3/31/15	$9,920	$10,095
4/30/15	$10,020	$10,192
5/31/15	$10,120	$10,323
6/30/15	$10,024	$10,123
7/31/15	$10,115	$10,336
8/31/15	$9,784	$9,712
9/30/15	$9,578	$9,472
10/31/15	$10,009	$10,271
11/30/15	$10,019	$10,301
12/31/15	$9,973	$10,139
1/31/16	$9,667	$9,636
2/29/16	$9,627	$9,623
3/31/16	$9,928	$10,275
4/30/16	$9,948	$10,315
5/31/16	$10,040	$10,500
6/30/16	$10,056	$10,528
7/31/16	$10,209	$10,916
8/31/16	$10,219	$10,931
9/30/16	$10,242	$10,933
10/31/16	$10,201	$10,734
11/30/16	$10,323	$11,131
12/31/16	$10,414	$11,351
1/31/17	$10,475	$11,567
2/28/17	$10,700	$12,026
3/31/17	$10,710	$12,040
4/30/17	$10,741	$12,164
5/31/17	$10,782	$12,335
6/30/17	$10,801	$12,412
7/31/17	$10,872	$12,667
8/31/17	$10,872	$12,706
9/30/17	$10,944	$12,968
10/31/17	$11,026	$13,270
11/30/17	$11,148	$13,677
12/31/17	$11,169	$13,829
1/31/18	$11,649	$14,621
2/28/18	$11,619	$14,082
3/31/18	$11,527	$13,724
4/30/18	$11,537	$13,777
5/31/18	$11,629	$14,109
6/30/18	$11,609	$14,196
7/31/18	$11,803	$14,724
8/31/18	$11,967	$15,204
9/30/18	$11,948	$15,290
10/31/18	$11,611	$14,245
11/30/18	$11,703	$14,536
12/31/18	$11,162	$13,223
1/31/19	$11,602	$14,283
2/28/19	$11,738	$14,741
3/31/19	$11,843	$15,028
4/30/19	$12,042	$15,636
5/31/19	$11,718	$14,643
6/30/19	$12,053	$15,675
7/31/19	$12,126	$15,900
8/31/19	$12,074	$15,648
9/30/19	$12,147	$15,941
10/31/19	$12,294	$16,286
11/30/19	$12,483	$16,877
12/31/19	$12,650	$17,387
1/31/20	$12,660	$17,380
2/29/20	$12,177	$15,949
3/31/20	$11,462	$13,979
4/30/20	$12,250	$15,771
5/31/20	$12,450	$16,522
6/30/20	$12,660	$16,851
7/31/20	$12,860	$17,801
8/31/20	$13,270	$19,081
9/30/20	$13,062	$18,356
10/31/20	$12,810	$17,868
11/30/20	$13,514	$19,823
12/31/20	$13,736	$20,586
1/31/21	$13,589	$20,378
2/28/21	$13,863	$20,940
3/31/21	$14,179	$21,857
4/30/21	$14,464	$23,023
5/31/21	$14,548	$23,184
6/30/21	$14,664	$23,725
7/31/21	$14,791	$24,289
8/31/21	$15,023	$25,027
9/30/21	$14,664	$23,863
10/31/21	$15,170	$25,535
11/30/21	$15,075	$25,358
12/31/21	$15,423	$26,495
1/31/22	$15,075	$25,124
2/28/22	$14,738	$24,371
3/31/22	$14,875	$25,276
4/30/22	$14,095	$23,072
5/31/22	$14,032	$23,115
6/30/22	$13,315	$21,207
7/31/22	$13,926	$23,162
8/31/22	$13,620	$22,217
9/30/22	$12,946	$20,171
10/31/22	$13,473	$21,804
11/30/22	$13,937	$23,023
12/31/22	$13,576	$21,696
1/31/23	$13,989	$23,060
2/28/23	$13,830	$22,497
3/31/23	$14,137	$23,323
4/30/23	$14,295	$23,687
5/31/23	$14,359	$23,790
6/30/23	$14,866	$25,362
7/31/23	$15,036	$26,177
8/31/23	$14,919	$25,760
9/30/23	$14,581	$24,532
10/31/23	$14,454	$24,016
11/30/23	$15,152	$26,209
12/31/23	$15,571	$27,400
1/31/24	$15,698	$27,860
2/29/24	$16,153	$29,348
3/31/24	$16,439	$30,292
4/30/24	$16,111	$29,055
5/31/24	$16,492	$30,495
6/30/24	$16,852	$31,590
7/31/24	$17,001	$31,974
8/31/24	$17,276	$32,750
9/30/24	$17,541	$33,449
10/31/24	$17,424	$33,146

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class C without sales charge	20.55	7.22	5.81
Class C with sales charge	19.55	7.22	5.81
S&P 500 Total Return Index	38.06	15.27	12.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 697,196,380
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 4,793,750
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$697,196,380	262	20%	$4,793,750

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	12.9
Health Care	11.4
Consumer Discretionary	10.0
Communication Services	9.3
Industrials	8.7
Consumer Staples	5.8
Other	4.9
Energy	3.4
Utilities	2.1
Materials	2.0
Real Estate	2.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	6.9
NVIDIA Corp.	6.7
Microsoft Corp.	6.2
Amazon.com, Inc.	3.5
S&P 500 Index, Strike Price $5,600, 12/19/25	3.3
Meta Platforms, Inc. - Class A	2.7
Alphabet, Inc. - Class C	2.1
Alphabet, Inc. - Class A	1.9
Broadcom, Inc.	1.6
SPDR® S&P 500® ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150502
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class I
Trading Symbol	CIHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
12/31/14	$1,000,000	$999,999
1/31/15	$972,000	$969,978
2/28/15	$1,006,000	$1,025,726
3/31/15	$995,000	$1,009,504
4/30/15	$1,005,000	$1,019,190
5/31/15	$1,016,000	$1,032,295
6/30/15	$1,007,892	$1,012,311
7/31/15	$1,016,926	$1,033,521
8/31/15	$984,802	$971,164
9/30/15	$964,561	$947,134
10/31/15	$1,008,909	$1,027,029
11/30/15	$1,010,925	$1,030,083
12/31/15	$1,007,610	$1,013,836
1/31/16	$976,827	$963,526
2/29/16	$973,749	$962,226
3/31/16	$1,005,004	$1,027,501
4/30/16	$1,008,093	$1,031,486
5/31/16	$1,018,390	$1,050,009
6/30/16	$1,021,000	$1,052,730
7/31/16	$1,037,517	$1,091,542
8/31/16	$1,038,550	$1,093,076
9/30/16	$1,042,474	$1,093,280
10/31/16	$1,039,368	$1,073,338
11/30/16	$1,052,826	$1,113,089
12/31/16	$1,062,534	$1,135,090
1/31/17	$1,069,812	$1,156,618
2/28/17	$1,093,724	$1,202,546
3/31/17	$1,095,191	$1,203,946
4/30/17	$1,099,356	$1,216,311
5/31/17	$1,104,561	$1,233,428
6/30/17	$1,108,125	$1,241,127
7/31/17	$1,116,480	$1,266,648
8/31/17	$1,117,524	$1,270,526
9/30/17	$1,124,739	$1,296,734
10/31/17	$1,134,156	$1,326,994
11/30/17	$1,147,757	$1,367,692
12/31/17	$1,151,477	$1,382,898
1/31/18	$1,201,815	$1,462,074
2/28/18	$1,199,717	$1,408,189
3/31/18	$1,191,739	$1,372,401
4/30/18	$1,192,789	$1,377,667
5/31/18	$1,204,339	$1,410,844
6/30/18	$1,202,158	$1,419,527
7/31/18	$1,224,245	$1,472,354
8/31/18	$1,242,125	$1,520,330
9/30/18	$1,240,187	$1,528,983
10/31/18	$1,206,469	$1,424,477
11/30/18	$1,217,006	$1,453,506
12/31/18	$1,161,766	$1,322,269
1/31/19	$1,209,362	$1,428,229
2/28/19	$1,224,506	$1,474,087
3/31/19	$1,235,861	$1,502,730
4/30/19	$1,258,607	$1,563,575
5/31/19	$1,225,030	$1,464,213
6/30/19	$1,261,004	$1,567,406
7/31/19	$1,269,679	$1,589,934
8/31/19	$1,265,342	$1,564,747
9/30/19	$1,273,698	$1,594,025
10/31/19	$1,291,101	$1,628,550
11/30/19	$1,310,679	$1,687,665
12/31/19	$1,329,831	$1,738,603
1/31/20	$1,330,924	$1,737,921
2/29/20	$1,281,752	$1,594,858
3/31/20	$1,206,288	$1,397,871
4/30/20	$1,290,575	$1,577,070
5/31/20	$1,313,562	$1,652,182
6/30/20	$1,337,082	$1,685,041
7/31/20	$1,359,019	$1,780,052
8/31/20	$1,403,991	$1,908,002
9/30/20	$1,382,157	$1,835,503
10/31/20	$1,356,867	$1,786,692
11/30/20	$1,432,737	$1,982,270
12/31/20	$1,458,265	$2,058,486
1/31/21	$1,442,799	$2,037,703
2/28/21	$1,472,627	$2,093,891
3/31/21	$1,509,083	$2,185,595
4/30/21	$1,540,016	$2,302,238
5/31/21	$1,549,959	$2,318,317
6/30/21	$1,564,265	$2,372,439
7/31/21	$1,578,636	$2,428,795
8/31/21	$1,604,062	$2,502,644
9/30/21	$1,567,430	$2,386,247
10/31/21	$1,622,777	$2,553,431
11/30/21	$1,613,922	$2,535,739
12/31/21	$1,652,396	$2,649,382
1/31/22	$1,616,885	$2,512,285
2/28/22	$1,581,373	$2,437,061
3/31/22	$1,598,019	$2,527,549
4/30/22	$1,515,899	$2,307,143
5/31/22	$1,509,240	$2,311,374
6/30/22	$1,433,778	$2,120,585
7/31/22	$1,500,362	$2,316,112
8/31/22	$1,469,290	$2,221,658
9/30/22	$1,398,443	$2,017,045
10/31/22	$1,455,137	$2,180,347
11/30/22	$1,506,272	$2,302,195
12/31/22	$1,468,735	$2,169,555
1/31/23	$1,515,681	$2,305,878
2/28/23	$1,498,915	$2,249,615
3/31/23	$1,534,024	$2,332,208
4/30/23	$1,553,032	$2,368,611
5/31/23	$1,560,859	$2,378,907
6/30/23	$1,617,179	$2,536,094
7/31/23	$1,637,324	$2,617,565
8/31/23	$1,626,132	$2,575,891
9/30/23	$1,589,817	$2,453,077
10/31/23	$1,577,484	$2,401,496
11/30/23	$1,654,844	$2,620,815
12/31/23	$1,701,928	$2,739,880
1/31/24	$1,717,686	$2,785,922
2/29/24	$1,768,339	$2,934,678
3/31/24	$1,802,716	$3,029,101
4/30/24	$1,766,684	$2,905,377
5/31/24	$1,810,598	$3,049,440
6/30/24	$1,851,168	$3,158,860
7/31/24	$1,869,195	$3,197,311
8/31/24	$1,901,869	$3,274,866
9/30/24	$1,932,914	$3,344,807
10/31/24	$1,920,509	$3,314,477

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class I	21.75	8.27	6.86
S&P 500 Total Return Index	38.06	15.27	12.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 697,196,380
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 4,793,750
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$697,196,380	262	20%	$4,793,750

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	12.9
Health Care	11.4
Consumer Discretionary	10.0
Communication Services	9.3
Industrials	8.7
Consumer Staples	5.8
Other	4.9
Energy	3.4
Utilities	2.1
Materials	2.0
Real Estate	2.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	6.9
NVIDIA Corp.	6.7
Microsoft Corp.	6.2
Amazon.com, Inc.	3.5
S&P 500 Index, Strike Price $5,600, 12/19/25	3.3
Meta Platforms, Inc. - Class A	2.7
Alphabet, Inc. - Class C	2.1
Alphabet, Inc. - Class A	1.9
Broadcom, Inc.	1.6
SPDR® S&P 500® ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243951
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	CMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$219	2.16%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
9/29/23	$9,728	$10,001
10/31/23	$9,465	$9,843
11/30/23	$9,854	$10,289
12/31/23	$10,115	$10,682
1/31/24	$9,616	$10,653
2/29/24	$9,586	$10,503
3/31/24	$9,665	$10,600
4/30/24	$9,449	$10,332
5/31/24	$9,518	$10,507
6/30/24	$9,498	$10,606
7/31/24	$9,762	$10,854
8/31/24	$9,792	$11,010
9/30/24	$9,890	$11,158
10/31/24	$9,723	$10,881

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class A without sales charge	2.73	-0.04
Class A with sales charge	-0.14	-2.55
Bloomberg U.S. Aggregate Bond Index	10.55	8.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,096,979
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 21,209
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,096,979	39	136%	$21,209

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	35.4
Energy	13.4
Consumer Staples	10.8
Communication Services	10.6
Health Care	7.6
Special Purpose Acquisition Companies	7.4
Materials	6.7
Consumer Discretionary	4.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Albertsons Companies, Inc. - Class A	9.4
Juniper Networks, Inc.	9.3
Hess Corp.	7.6
Perficient, Inc., 0.125%, 11/15/26	6.3
Amedisys, Inc.	6.3
ChampionX Corp.	5.3
United States Steel Corp.	4.9
Ansys, Inc.	4.7
Everest Consolidator Acquisition Corp.	4.3
Shift4 Payments, Inc., 0.500%, 08/01/27	4.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243950
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	CMRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$294	2.91%

Expenses Paid, Amount	$ 294
Expense Ratio, Percent	2.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
9/29/23	$10,000	$10,001
10/31/23	$9,720	$9,843
11/30/23	$10,120	$10,289
12/31/23	$10,384	$10,682
1/31/24	$9,862	$10,653
2/29/24	$9,832	$10,503
3/31/24	$9,892	$10,600
4/30/24	$9,681	$10,332
5/31/24	$9,731	$10,507
6/30/24	$9,711	$10,606
7/31/24	$9,972	$10,854
8/31/24	$9,992	$11,010
9/30/24	$10,093	$11,158
10/31/24	$9,912	$10,881

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class C without sales charge	1.98	-0.81
Class C with sales charge	0.98	-0.81
Bloomberg U.S. Aggregate Bond Index	10.55	8.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,096,979
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 21,209
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,096,979	39	136%	$21,209

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	35.4
Energy	13.4
Consumer Staples	10.8
Communication Services	10.6
Health Care	7.6
Special Purpose Acquisition Companies	7.4
Materials	6.7
Consumer Discretionary	4.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Albertsons Companies, Inc. - Class A	9.4
Juniper Networks, Inc.	9.3
Hess Corp.	7.6
Perficient, Inc., 0.125%, 11/15/26	6.3
Amedisys, Inc.	6.3
ChampionX Corp.	5.3
United States Steel Corp.	4.9
Ansys, Inc.	4.7
Everest Consolidator Acquisition Corp.	4.3
Shift4 Payments, Inc., 0.500%, 08/01/27	4.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243949
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	CMRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$194	1.91%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
9/29/23	$1,000,000	$999,999
10/31/23	$973,000	$984,219
11/30/23	$1,014,000	$1,028,789
12/31/23	$1,041,071	$1,068,171
1/31/24	$988,766	$1,065,236
2/29/24	$986,754	$1,050,187
3/31/24	$994,801	$1,059,885
4/30/24	$973,678	$1,033,112
5/31/24	$979,713	$1,050,626
6/30/24	$978,707	$1,060,577
7/31/24	$1,005,866	$1,085,349
8/31/24	$1,008,883	$1,100,942
9/30/24	$1,018,942	$1,115,685
10/31/24	$1,002,848	$1,088,017

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class I	3.07	0.26
Bloomberg U.S. Aggregate Bond Index	10.55	8.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,096,979
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 21,209
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,096,979	39	136%	$21,209

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	35.4
Energy	13.4
Consumer Staples	10.8
Communication Services	10.6
Health Care	7.6
Special Purpose Acquisition Companies	7.4
Materials	6.7
Consumer Discretionary	4.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Albertsons Companies, Inc. - Class A	9.4
Juniper Networks, Inc.	9.3
Hess Corp.	7.6
Perficient, Inc., 0.125%, 11/15/26	6.3
Amedisys, Inc.	6.3
ChampionX Corp.	5.3
United States Steel Corp.	4.9
Ansys, Inc.	4.7
Everest Consolidator Acquisition Corp.	4.3
Shift4 Payments, Inc., 0.500%, 08/01/27	4.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204432
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class A
Trading Symbol	CSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
9/19/18	$9,775	$10,000
9/30/18	$9,777	$10,018
10/31/18	$9,787	$9,939
11/30/18	$9,796	$9,998
12/31/18	$9,843	$10,182
1/31/19	$9,903	$10,290
2/28/19	$9,924	$10,284
3/31/19	$9,985	$10,481
4/30/19	$10,016	$10,484
5/31/19	$10,077	$10,670
6/30/19	$10,137	$10,804
7/31/19	$10,149	$10,828
8/31/19	$10,220	$11,109
9/30/19	$10,218	$11,049
10/31/19	$10,261	$11,083
11/30/19	$10,261	$11,077
12/31/19	$10,282	$11,069
1/31/20	$10,352	$11,282
2/29/20	$10,403	$11,485
3/31/20	$10,157	$11,418
4/30/20	$10,289	$11,621
5/31/20	$10,370	$11,675
6/30/20	$10,472	$11,749
7/31/20	$10,552	$11,924
8/31/20	$10,580	$11,828
9/30/20	$10,576	$11,821
10/31/20	$10,593	$11,768
11/30/20	$10,640	$11,884
12/31/20	$10,683	$11,900
1/31/21	$10,702	$11,815
2/28/21	$10,695	$11,644
3/31/21	$10,676	$11,499
4/30/21	$10,700	$11,590
5/31/21	$10,724	$11,628
6/30/21	$10,715	$11,709
7/31/21	$10,738	$11,840
8/31/21	$10,739	$11,818
9/30/21	$10,728	$11,715
10/31/21	$10,684	$11,712
11/30/21	$10,670	$11,747
12/31/21	$10,668	$11,717
1/31/22	$10,579	$11,464
2/28/22	$10,535	$11,336
3/31/22	$10,404	$11,022
4/30/22	$10,327	$10,603
5/31/22	$10,371	$10,672
6/30/22	$10,252	$10,504
7/31/22	$10,365	$10,761
8/31/22	$10,292	$10,457
9/30/22	$10,166	$10,005
10/31/22	$10,151	$9,875
11/30/22	$10,270	$10,239
12/31/22	$10,307	$10,192
1/31/23	$10,428	$10,506
2/28/23	$10,352	$10,234
3/31/23	$10,453	$10,494
4/30/23	$10,512	$10,558
5/31/23	$10,483	$10,443
6/30/23	$10,477	$10,406
7/31/23	$10,528	$10,398
8/31/23	$10,568	$10,332
9/30/23	$10,540	$10,069
10/31/23	$10,536	$9,911
11/30/23	$10,702	$10,359
12/31/23	$10,865	$10,756
1/31/24	$10,897	$10,726
2/29/24	$10,873	$10,575
3/31/24	$10,930	$10,673
4/30/24	$10,897	$10,403
5/31/24	$10,982	$10,579
6/30/24	$11,045	$10,679
7/31/24	$11,180	$10,929
8/31/24	$11,279	$11,086
9/30/24	$11,368	$11,234
10/31/24	$11,303	$10,956

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class A without sales charge	7.28	1.95	2.40
Class A with sales charge	4.92	1.50	2.02
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 367,051,856
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 1,094,050
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$367,051,856	483	41%	$1,094,050

Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Note, 4.250%, 02/28/29	3.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.6
Credit Acceptance Auto Loan Trust - Class A, Series 2024-1A, 5.680%, 03/15/34	0.6
Porsche Financial Auto Securitization Trust - Class A3, Series 2023-2A, 5.790%, 01/22/29	0.6
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
USAA Auto Owner Trust - Class A3, Series 2024-A, 5.030%, 03/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAD LLC - Class A3, Series 2023-1A, 4.790%, 01/20/28	0.5
Capital One Multi-Asset Execution Trust - Class A3, Series 2021-A3, 1.040%, 11/15/26	0.5

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective August 1, 2024, the Fund’s 80% investment policy was revised to reference a dollar weighted average portfolio duration instead of a dollar weighted average maturity and to remove references to “investment grade.” As revised, “[t]he Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less.” In addition, the Fund’s principal investment strategy was modified to permit the Fund to invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or “junk” bonds, which include bonds, bank loans and preferred securities. Prior to this date, the Fund was limited to investing up to 20% of its net assets in such securities.

Material Fund Change Strategies [Text Block]

Effective August 1, 2024, the Fund’s 80% investment policy was revised to reference a dollar weighted average portfolio duration instead of a dollar weighted average maturity and to remove references to “investment grade.” As revised, “[t]he Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less.” In addition, the Fund’s principal investment strategy was modified to permit the Fund to invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or “junk” bonds, which include bonds, bank loans and preferred securities. Prior to this date, the Fund was limited to investing up to 20% of its net assets in such securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204433
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class I
Trading Symbol	CSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
9/19/18	$1,000,000	$999,999
9/30/18	$1,000,296	$1,001,761
10/31/18	$1,001,581	$993,846
11/30/18	$1,002,657	$999,776
12/31/18	$1,007,678	$1,018,143
1/31/19	$1,014,044	$1,028,958
2/28/19	$1,016,383	$1,028,361
3/31/19	$1,023,834	$1,048,106
4/30/19	$1,026,209	$1,048,374
5/31/19	$1,032,632	$1,066,985
6/30/19	$1,039,068	$1,080,382
7/31/19	$1,040,418	$1,082,760
8/31/19	$1,047,931	$1,110,818
9/30/19	$1,047,927	$1,104,903
10/31/19	$1,052,608	$1,108,231
11/30/19	$1,053,847	$1,107,664
12/31/19	$1,056,249	$1,106,893
1/31/20	$1,062,653	$1,128,195
2/29/20	$1,069,049	$1,148,502
3/31/20	$1,044,056	$1,141,741
4/30/20	$1,056,819	$1,162,039
5/31/20	$1,065,363	$1,167,446
6/30/20	$1,077,040	$1,174,804
7/31/20	$1,084,453	$1,192,350
8/31/20	$1,087,561	$1,182,724
9/30/20	$1,087,429	$1,182,077
10/31/20	$1,089,377	$1,176,799
11/30/20	$1,095,533	$1,188,345
12/31/20	$1,099,069	$1,189,982
1/31/21	$1,100,163	$1,181,450
2/28/21	$1,099,669	$1,164,392
3/31/21	$1,097,970	$1,149,850
4/30/21	$1,100,678	$1,158,934
5/31/21	$1,103,366	$1,162,720
6/30/21	$1,102,667	$1,170,889
7/31/21	$1,105,227	$1,183,983
8/31/21	$1,105,548	$1,181,729
9/30/21	$1,104,713	$1,171,496
10/31/21	$1,101,455	$1,171,172
11/30/21	$1,099,199	$1,174,640
12/31/21	$1,099,209	$1,171,635
1/31/22	$1,091,403	$1,146,393
2/28/22	$1,085,918	$1,133,603
3/31/22	$1,072,596	$1,102,107
4/30/22	$1,064,932	$1,060,284
5/31/22	$1,069,641	$1,067,119
6/30/22	$1,057,631	$1,050,379
7/31/22	$1,069,264	$1,076,044
8/31/22	$1,061,989	$1,045,643
9/30/22	$1,049,187	$1,000,462
10/31/22	$1,048,930	$987,503
11/30/22	$1,060,261	$1,023,819
12/31/22	$1,064,313	$1,019,202
1/31/23	$1,077,114	$1,050,558
2/28/23	$1,069,424	$1,023,396
3/31/23	$1,081,284	$1,049,389
4/30/23	$1,086,446	$1,055,752
5/31/23	$1,083,682	$1,044,255
6/30/23	$1,083,264	$1,040,529
7/31/23	$1,088,689	$1,039,808
8/31/23	$1,093,090	$1,033,166
9/30/23	$1,090,449	$1,006,909
10/31/23	$1,090,202	$991,020
11/30/23	$1,107,610	$1,035,898
12/31/23	$1,124,745	$1,075,552
1/31/24	$1,129,520	$1,072,597
2/29/24	$1,126,003	$1,057,443
3/31/24	$1,132,233	$1,067,209
4/30/24	$1,128,962	$1,040,251
5/31/24	$1,138,043	$1,057,886
6/30/24	$1,144,833	$1,067,905
7/31/24	$1,159,056	$1,092,849
8/31/24	$1,169,624	$1,108,550
9/30/24	$1,179,036	$1,123,394
10/31/24	$1,172,577	$1,095,536

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class I	7.56	2.18	2.64
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 367,051,856
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 1,094,050
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$367,051,856	483	41%	$1,094,050

Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Note, 4.250%, 02/28/29	3.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.6
Credit Acceptance Auto Loan Trust - Class A, Series 2024-1A, 5.680%, 03/15/34	0.6
Porsche Financial Auto Securitization Trust - Class A3, Series 2023-2A, 5.790%, 01/22/29	0.6
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
USAA Auto Owner Trust - Class A3, Series 2024-A, 5.030%, 03/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAD LLC - Class A3, Series 2023-1A, 4.790%, 01/20/28	0.5
Capital One Multi-Asset Execution Trust - Class A3, Series 2021-A3, 1.040%, 11/15/26	0.5

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective August 1, 2024, the Fund’s 80% investment policy was revised to reference a dollar weighted average portfolio duration instead of a dollar weighted average maturity and to remove references to “investment grade.” As revised, “[t]he Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less.” In addition, the Fund’s principal investment strategy was modified to permit the Fund to invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or “junk” bonds, which include bonds, bank loans and preferred securities. Prior to this date, the Fund was limited to investing up to 20% of its net assets in such securities.

Material Fund Change Strategies [Text Block]

Effective August 1, 2024, the Fund’s 80% investment policy was revised to reference a dollar weighted average portfolio duration instead of a dollar weighted average maturity and to remove references to “investment grade.” As revised, “[t]he Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less.” In addition, the Fund’s principal investment strategy was modified to permit the Fund to invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or “junk” bonds, which include bonds, bank loans and preferred securities. Prior to this date, the Fund was limited to investing up to 20% of its net assets in such securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024.
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049601
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class A
Trading Symbol	CTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,622	$9,999
11/30/14	$9,662	$10,070
12/31/14	$9,622	$10,080
1/31/15	$9,807	$10,291
2/28/15	$9,782	$10,194
3/31/15	$9,820	$10,242
4/30/15	$9,822	$10,205
5/31/15	$9,813	$10,180
6/30/15	$9,704	$10,069
7/31/15	$9,742	$10,139
8/31/15	$9,706	$10,125
9/30/15	$9,735	$10,193
10/31/15	$9,819	$10,195
11/30/15	$9,783	$10,168
12/31/15	$9,733	$10,135
1/31/16	$9,771	$10,275
2/29/16	$9,857	$10,348
3/31/16	$10,011	$10,443
4/30/16	$10,087	$10,483
5/31/16	$10,067	$10,485
6/30/16	$10,221	$10,674
7/31/16	$10,305	$10,741
8/31/16	$10,294	$10,729
9/30/16	$10,304	$10,723
10/31/16	$10,246	$10,641
11/30/16	$10,031	$10,389
12/31/16	$10,055	$10,404
1/31/17	$10,073	$10,424
2/28/17	$10,151	$10,494
3/31/17	$10,140	$10,489
4/30/17	$10,227	$10,570
5/31/17	$10,283	$10,651
6/30/17	$10,271	$10,640
7/31/17	$10,318	$10,686
8/31/17	$10,405	$10,782
9/30/17	$10,343	$10,730
10/31/17	$10,340	$10,737
11/30/17	$10,318	$10,723
12/31/17	$10,352	$10,772
1/31/18	$10,239	$10,648
2/28/18	$10,147	$10,547
3/31/18	$10,177	$10,615
4/30/18	$10,109	$10,536
5/31/18	$10,160	$10,611
6/30/18	$10,154	$10,598
7/31/18	$10,165	$10,600
8/31/18	$10,239	$10,669
9/30/18	$10,180	$10,600
10/31/18	$10,103	$10,516
11/30/18	$10,116	$10,579
12/31/18	$10,212	$10,773
1/31/19	$10,370	$10,888
2/28/19	$10,404	$10,881
3/31/19	$10,594	$11,090
4/30/19	$10,609	$11,093
5/31/19	$10,770	$11,290
6/30/19	$10,890	$11,432
7/31/19	$10,924	$11,457
8/31/19	$11,178	$11,754
9/30/19	$11,118	$11,691
10/31/19	$11,137	$11,727
11/30/19	$11,135	$11,721
12/31/19	$11,127	$11,712
1/31/20	$11,358	$11,938
2/29/20	$11,537	$12,153
3/31/20	$11,249	$12,081
4/30/20	$11,463	$12,296
5/31/20	$11,546	$12,353
6/30/20	$11,650	$12,431
7/31/20	$11,862	$12,617
8/31/20	$11,774	$12,515
9/30/20	$11,772	$12,508
10/31/20	$11,714	$12,452
11/30/20	$11,849	$12,574
12/31/20	$11,873	$12,592
1/31/21	$11,811	$12,501
2/28/21	$11,652	$12,321
3/31/21	$11,495	$12,167
4/30/21	$11,600	$12,263
5/31/21	$11,640	$12,303
6/30/21	$11,724	$12,390
7/31/21	$11,851	$12,528
8/31/21	$11,825	$12,504
9/30/21	$11,732	$12,396
10/31/21	$11,715	$12,393
11/30/21	$11,721	$12,429
12/31/21	$11,714	$12,397
1/31/22	$11,453	$12,130
2/28/22	$11,325	$11,995
3/31/22	$11,065	$11,662
4/30/22	$10,681	$11,219
5/31/22	$10,673	$11,292
6/30/22	$10,413	$11,114
7/31/22	$10,735	$11,386
8/31/22	$10,480	$11,064
9/30/22	$10,034	$10,586
10/31/22	$9,943	$10,449
11/30/22	$10,268	$10,833
12/31/22	$10,226	$10,785
1/31/23	$10,588	$11,116
2/28/23	$10,359	$10,829
3/31/23	$10,506	$11,104
4/30/23	$10,583	$11,171
5/31/23	$10,461	$11,050
6/30/23	$10,456	$11,010
7/31/23	$10,485	$11,003
8/31/23	$10,409	$10,932
9/30/23	$10,143	$10,654
10/31/23	$9,960	$10,486
11/30/23	$10,431	$10,961
12/31/23	$10,832	$11,381
1/31/24	$10,815	$11,349
2/29/24	$10,676	$11,189
3/31/24	$10,768	$11,292
4/30/24	$10,499	$11,007
5/31/24	$10,689	$11,194
6/30/24	$10,794	$11,300
7/31/24	$11,023	$11,564
8/31/24	$11,179	$11,730
9/30/24	$11,322	$11,887
10/31/24	$11,059	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	11.03	-0.14	1.40
Class A with sales charge	8.57	-0.59	1.01
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,230,197
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 165,496
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,230,197	197	66%	$165,496

Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Federal National Mortgage Association, 6.000%, 03/01/54	3.0
Federal National Mortgage Association, 6.000%, 09/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.4
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
U.S. Treasury Note, 3.875%, 08/15/34	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
Federal National Mortgage Association, 4.500%, 06/01/52	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5
Federal National Mortgage Association, 2.000%, 01/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049603
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class C
Trading Symbol	CTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$173	1.65%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$10,035	$10,070
12/31/14	$9,987	$10,080
1/31/15	$10,164	$10,291
2/28/15	$10,141	$10,194
3/31/15	$10,165	$10,242
4/30/15	$10,169	$10,205
5/31/15	$10,145	$10,180
6/30/15	$10,035	$10,069
7/31/15	$10,068	$10,139
8/31/15	$10,025	$10,125
9/30/15	$10,048	$10,193
10/31/15	$10,128	$10,195
11/30/15	$10,085	$10,168
12/31/15	$10,027	$10,135
1/31/16	$10,060	$10,275
2/29/16	$10,143	$10,348
3/31/16	$10,295	$10,443
4/30/16	$10,357	$10,483
5/31/16	$10,340	$10,485
6/30/16	$10,481	$10,674
7/31/16	$10,561	$10,741
8/31/16	$10,553	$10,729
9/30/16	$10,546	$10,723
10/31/16	$10,490	$10,641
11/30/16	$10,254	$10,389
12/31/16	$10,272	$10,404
1/31/17	$10,294	$10,424
2/28/17	$10,358	$10,494
3/31/17	$10,350	$10,489
4/30/17	$10,432	$10,570
5/31/17	$10,483	$10,651
6/30/17	$10,464	$10,640
7/31/17	$10,516	$10,686
8/31/17	$10,588	$10,782
9/30/17	$10,518	$10,730
10/31/17	$10,508	$10,737
11/30/17	$10,479	$10,723
12/31/17	$10,517	$10,772
1/31/18	$10,396	$10,648
2/28/18	$10,296	$10,547
3/31/18	$10,311	$10,615
4/30/18	$10,245	$10,536
5/31/18	$10,281	$10,611
6/30/18	$10,268	$10,598
7/31/18	$10,283	$10,600
8/31/18	$10,341	$10,669
9/30/18	$10,275	$10,600
10/31/18	$10,190	$10,516
11/30/18	$10,198	$10,579
12/31/18	$10,288	$10,773
1/31/19	$10,441	$10,888
2/28/19	$10,469	$10,881
3/31/19	$10,654	$11,090
4/30/19	$10,662	$11,093
5/31/19	$10,817	$11,290
6/30/19	$10,930	$11,432
7/31/19	$10,958	$11,457
8/31/19	$11,205	$11,754
9/30/19	$11,139	$11,691
10/31/19	$11,151	$11,727
11/30/19	$11,142	$11,721
12/31/19	$11,127	$11,712
1/31/20	$11,351	$11,938
2/29/20	$11,523	$12,153
3/31/20	$11,228	$12,081
4/30/20	$11,434	$12,296
5/31/20	$11,499	$12,353
6/30/20	$11,607	$12,431
7/31/20	$11,811	$12,617
8/31/20	$11,716	$12,515
9/30/20	$11,706	$12,508
10/31/20	$11,641	$12,452
11/30/20	$11,758	$12,574
12/31/20	$11,784	$12,592
1/31/21	$11,704	$12,501
2/28/21	$11,551	$12,321
3/31/21	$11,388	$12,167
4/30/21	$11,474	$12,263
5/31/21	$11,506	$12,303
6/30/21	$11,593	$12,390
7/31/21	$11,700	$12,528
8/31/21	$11,678	$12,504
9/30/21	$11,579	$12,396
10/31/21	$11,555	$12,393
11/30/21	$11,543	$12,429
12/31/21	$11,540	$12,397
1/31/22	$11,275	$12,130
2/28/22	$11,143	$11,995
3/31/22	$10,869	$11,662
4/30/22	$10,496	$11,219
5/31/22	$10,482	$11,292
6/30/22	$10,220	$11,114
7/31/22	$10,529	$11,386
8/31/22	$10,261	$11,064
9/30/22	$9,818	$10,586
10/31/22	$9,734	$10,449
11/30/22	$10,046	$10,833
12/31/22	$9,998	$10,785
1/31/23	$10,346	$11,116
2/28/23	$10,105	$10,829
3/31/23	$10,254	$11,104
4/30/23	$10,311	$11,171
5/31/23	$10,197	$11,050
6/30/23	$10,185	$11,010
7/31/23	$10,196	$11,003
8/31/23	$10,127	$10,932
9/30/23	$9,862	$10,654
10/31/23	$9,678	$10,486
11/30/23	$10,118	$10,961
12/31/23	$10,501	$11,381
1/31/24	$10,489	$11,349
2/29/24	$10,336	$11,189
3/31/24	$10,431	$11,292
4/30/24	$10,164	$11,007
5/31/24	$10,341	$11,194
6/30/24	$10,425	$11,300
7/31/24	$10,651	$11,564
8/31/24	$10,795	$11,730
9/30/24	$10,927	$11,887
10/31/24	$10,666	$11,592

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	10.21	-0.88	0.65
Class C with sales charge	9.21	-0.88	0.65
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,230,197
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 165,496
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,230,197	197	66%	$165,496

Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Federal National Mortgage Association, 6.000%, 03/01/54	3.0
Federal National Mortgage Association, 6.000%, 09/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.4
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
U.S. Treasury Note, 3.875%, 08/15/34	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
Federal National Mortgage Association, 4.500%, 06/01/52	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5
Federal National Mortgage Association, 2.000%, 01/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049604
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class I
Trading Symbol	CTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$1,004,290	$1,007,097
12/31/14	$1,000,344	$1,008,039
1/31/15	$1,018,888	$1,029,175
2/28/15	$1,017,418	$1,019,500
3/31/15	$1,020,628	$1,024,232
4/30/15	$1,021,956	$1,020,558
5/31/15	$1,021,292	$1,018,099
6/30/15	$1,010,103	$1,006,997
7/31/15	$1,014,328	$1,013,998
8/31/15	$1,010,781	$1,012,540
9/30/15	$1,014,004	$1,019,389
10/31/15	$1,022,962	$1,019,563
11/30/15	$1,019,394	$1,016,867
12/31/15	$1,014,439	$1,013,583
1/31/16	$1,018,630	$1,027,528
2/29/16	$1,027,826	$1,034,819
3/31/16	$1,044,053	$1,044,310
4/30/16	$1,051,212	$1,048,321
5/31/16	$1,050,372	$1,048,590
6/30/16	$1,065,560	$1,067,431
7/31/16	$1,075,619	$1,074,180
8/31/16	$1,074,705	$1,072,953
9/30/16	$1,074,892	$1,072,321
10/31/16	$1,070,067	$1,064,120
11/30/16	$1,047,829	$1,038,951
12/31/16	$1,049,539	$1,040,415
1/31/17	$1,052,730	$1,042,457
2/28/17	$1,060,056	$1,049,464
3/31/17	$1,060,152	$1,048,911
4/30/17	$1,069,424	$1,057,008
5/31/17	$1,075,559	$1,065,141
6/30/17	$1,074,477	$1,064,072
7/31/17	$1,080,682	$1,068,652
8/31/17	$1,089,002	$1,078,233
9/30/17	$1,082,734	$1,073,100
10/31/17	$1,082,656	$1,073,722
11/30/17	$1,080,531	$1,072,342
12/31/17	$1,084,316	$1,077,264
1/31/18	$1,072,721	$1,064,857
2/28/18	$1,063,249	$1,054,765
3/31/18	$1,066,653	$1,061,530
4/30/18	$1,060,765	$1,053,633
5/31/18	$1,065,351	$1,061,150
6/30/18	$1,064,924	$1,059,845
7/31/18	$1,067,391	$1,060,098
8/31/18	$1,074,300	$1,066,920
9/30/18	$1,068,282	$1,060,050
10/31/18	$1,060,385	$1,051,675
11/30/18	$1,061,998	$1,057,950
12/31/18	$1,072,368	$1,077,385
1/31/19	$1,089,147	$1,088,830
2/28/19	$1,092,916	$1,088,198
3/31/19	$1,113,150	$1,109,092
4/30/19	$1,114,899	$1,109,376
5/31/19	$1,132,078	$1,129,070
6/30/19	$1,144,891	$1,143,247
7/31/19	$1,148,738	$1,145,763
8/31/19	$1,175,674	$1,175,454
9/30/19	$1,169,653	$1,169,194
10/31/19	$1,173,004	$1,172,716
11/30/19	$1,171,940	$1,172,116
12/31/19	$1,171,323	$1,171,300
1/31/20	$1,197,036	$1,193,842
2/29/20	$1,214,958	$1,215,330
3/31/20	$1,184,902	$1,208,176
4/30/20	$1,207,618	$1,229,655
5/31/20	$1,216,656	$1,235,377
6/30/20	$1,227,862	$1,243,163
7/31/20	$1,250,479	$1,261,730
8/31/20	$1,241,467	$1,251,543
9/30/20	$1,241,470	$1,250,859
10/31/20	$1,236,756	$1,245,274
11/30/20	$1,250,162	$1,257,492
12/31/20	$1,252,928	$1,259,224
1/31/21	$1,246,603	$1,250,196
2/28/21	$1,230,142	$1,232,145
3/31/21	$1,213,809	$1,216,757
4/30/21	$1,225,121	$1,226,370
5/31/21	$1,229,575	$1,230,376
6/30/21	$1,238,688	$1,239,020
7/31/21	$1,252,386	$1,252,875
8/31/21	$1,251,055	$1,250,490
9/30/21	$1,241,498	$1,239,662
10/31/21	$1,238,829	$1,239,320
11/30/21	$1,239,741	$1,242,989
12/31/21	$1,239,207	$1,239,809
1/31/22	$1,213,038	$1,213,098
2/28/22	$1,199,754	$1,199,564
3/31/22	$1,171,259	$1,166,236
4/30/22	$1,132,071	$1,121,979
5/31/22	$1,131,481	$1,129,212
6/30/22	$1,104,221	$1,111,498
7/31/22	$1,137,313	$1,138,656
8/31/22	$1,110,522	$1,106,486
9/30/22	$1,063,461	$1,058,676
10/31/22	$1,054,049	$1,044,963
11/30/22	$1,088,789	$1,083,392
12/31/22	$1,085,737	$1,078,507
1/31/23	$1,123,209	$1,111,687
2/28/23	$1,099,119	$1,082,945
3/31/23	$1,116,191	$1,110,450
4/30/23	$1,123,358	$1,117,183
5/31/23	$1,111,883	$1,105,018
6/30/23	$1,111,533	$1,101,075
7/31/23	$1,113,610	$1,100,311
8/31/23	$1,106,997	$1,093,284
9/30/23	$1,078,991	$1,065,499
10/31/23	$1,059,805	$1,048,685
11/30/23	$1,108,811	$1,096,174
12/31/23	$1,151,637	$1,138,135
1/31/24	$1,150,046	$1,135,008
2/29/24	$1,135,516	$1,118,973
3/31/24	$1,145,557	$1,129,307
4/30/24	$1,117,130	$1,100,780
5/31/24	$1,138,889	$1,119,442
6/30/24	$1,149,043	$1,130,044
7/31/24	$1,174,887	$1,156,439
8/31/24	$1,191,782	$1,173,053
9/30/24	$1,207,288	$1,188,762
10/31/24	$1,178,231	$1,159,282

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	11.17	0.09	1.65
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,230,197
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 165,496
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,230,197	197	66%	$165,496

Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Federal National Mortgage Association, 6.000%, 03/01/54	3.0
Federal National Mortgage Association, 6.000%, 09/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.4
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
U.S. Treasury Note, 3.875%, 08/15/34	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
Federal National Mortgage Association, 4.500%, 06/01/52	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5
Federal National Mortgage Association, 2.000%, 01/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources